FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05387
                                    ---------

                          Franklin Mutual Series Funds
                         -------------------------------
               (Exact name of registrant as specified in charter)

             101 John F. Kennedy Parkway, Short Hills, NJ 07078-2789
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (210) 912-2100
                                                     -----------------
Date of fiscal year end:   12/31
                          ------

Date of reporting period:   3/31/09
                            -------

Item 1. Schedule of Investments.



Franklin Mutual Series Funds

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Mutual Shares Fund ........................................................    3
Mutual Qualified Fund .....................................................   13
Mutual Beacon Fund ........................................................   22
Mutual Discovery Fund .....................................................   31
Mutual European Fund ......................................................   41
Mutual Financial Services Fund ............................................   47
Notes to Statements of Investments ........................................   52

                     (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - Templeton - MUTUAL SERIES


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
             MUTUAL SHARES FUND                                                   COUNTRY        CONTRACTS             VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 81.9%
             AEROSPACE & DEFENSE 1.0%
(a)          GenCorp Inc. .................................................    United States       2,073,770      $    4,396,392
             United Technologies Corp. ....................................    United States       2,663,080         114,459,179
                                                                                                                  --------------
                                                                                                                     118,855,571
                                                                                                                  --------------
             AIR FREIGHT & LOGISTICS 0.3%
             TNT NV .......................................................     Netherlands        2,200,935          37,632,025
                                                                                                                  --------------
             AIRLINES 0.3%
(a)          ACE Aviation Holdings Inc., A ................................       Canada           2,497,781          10,995,586
(a)          Delta Air Lines Inc. .........................................    United States       3,230,334          18,186,780
(a, b)       Northwest Airlines Corp., Contingent Distribution ............    United States     111,348,000              70,149
                                                                                                                  --------------
                                                                                                                      29,252,515
                                                                                                                  --------------
             AUTO COMPONENTS 0.3%
(a, b, c)    Collins & Aikman Products Co., Contingent Distribution .......    United States       3,845,673              38,457
(a)          Dana Holding Corp. ...........................................    United States       1,925,188             885,586
(a, b, c)    Dana Holding Corp., Contingent Distribution ..................    United States      45,477,000                  --
(a)          Goodyear Tire & Rubber Co. ...................................    United States       4,294,179          26,881,561
(a)          Lear Corp. ...................................................    United States       2,563,001           1,922,251
                                                                                                                  --------------
                                                                                                                      29,727,855
                                                                                                                  --------------
             AUTOMOBILES 0.5%
             Daimler AG ...................................................       Germany          1,413,460          36,420,304
             Harley-Davidson Inc. .........................................    United States       1,372,853          18,382,502
(a, d, e)    IACNA Investor LLC ...........................................    United States         678,719               6,787
(a, d, e, f) International Automotive Components Group Brazil LLC .........       Brazil           7,234,813           2,311,475
(a, d, e, f) International Automotive Components Group Japan LLC ..........        Japan           1,104,272           1,288,577
(a, d, e, f) International Automotive Components Group LLC ................     Luxembourg        25,796,752             327,619
(a, d, e, f) International Automotive Components Group NA LLC, A ..........    United States      19,434,979           2,242,797
                                                                                                                  --------------
                                                                                                                      60,980,061
                                                                                                                  --------------
             BEVERAGES 2.8%
             Brown-Forman Corp., A ........................................    United States         125,460           5,030,946
             Brown-Forman Corp., B ........................................    United States         788,910          30,633,375
             Carlsberg AS, B ..............................................       Denmark            984,186          40,344,119
             Coca-Cola Enterprises Inc. ...................................    United States       3,071,914          40,518,546
(a)          Dr. Pepper Snapple Group Inc. ................................    United States       5,639,999          95,372,383
             Pernod Ricard SA .............................................       France           2,062,832         114,944,733
                                                                                                                  --------------
                                                                                                                     326,844,102
                                                                                                                  --------------
             BUILDING PRODUCTS 0.3%
(a)          Armstrong World Industries Inc. ..............................    United States         410,714           4,521,961
(a)          Owens Corning Inc. ...........................................    United States       3,320,705          30,019,173
                                                                                                                  --------------
                                                                                                                      34,541,134
                                                                                                                  --------------
             CHEMICALS 1.6%
(a, b, c)    Dow Corning Corp., Contingent Distribution ...................    United States      21,830,547           3,157,637


                     Quarterly Statements of Investments | 3

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
             MUTUAL SHARES FUND                                                   COUNTRY        CONTRACTS             VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             CHEMICALS (CONTINUED)
             Koninklijke DSM NV ...........................................     Netherlands        2,344,242      $   61,663,906
             Linde AG .....................................................       Germany          1,730,358         117,563,026
                                                                                                                  --------------
                                                                                                                     182,384,569
                                                                                                                  --------------
             COMMERCIAL BANKS 0.4%
             BNP Paribas SA ...............................................        France              2,020              83,450
(a, d, e)    Elephant Capital Holdings Ltd. ...............................        Japan              64,834                  --
(a, e)       Guaranty Bancorp .............................................    United States       5,731,834          10,030,709
             Intesa Sanpaolo SpA ..........................................        Italy          15,273,862          42,022,116
(a, d)       NCB Warrant Holdings Ltd., A .................................        Japan             301,530                  --
                                                                                                                  --------------
                                                                                                                      52,136,275
                                                                                                                  --------------
             COMMERCIAL SERVICES & SUPPLIES 0.0%(g)
(a)          Comdisco Holding Co. Inc. ....................................    United States           2,122              15,459
(a, b)       Comdisco Holding Co. Inc., Contingent Distribution ...........    United States      86,205,000                  --
                                                                                                                  --------------
                                                                                                                          15,459
                                                                                                                  --------------
             COMMUNICATIONS EQUIPMENT 0.7%
             Motorola Inc. ................................................    United States      18,235,530          77,136,292
                                                                                                                  --------------
             COMPUTERS & PERIPHERALS 1.3%
(a, d, e)    DecisionOne Corp. ............................................    United States       1,879,100                  --
(a, d, e)    DecisionOne Corp., wts., 6/08/17 .............................    United States       1,031,766                  --
(a)          Dell Inc. ....................................................    United States      13,795,240         130,778,875
             Diebold Inc. .................................................    United States         803,376          17,152,078
                                                                                                                  --------------
                                                                                                                     147,930,953
                                                                                                                  --------------
             CONSUMER FINANCE 1.1%
(a, d, e)    CB FIM Coinvestors LLC .......................................    United States      42,878,214          94,332,070
(a, d)       Cerberus CG Investor I LLC ...................................    United States      56,116,385          10,662,113
(a, d)       Cerberus CG Investor II LLC ..................................    United States      56,116,385          10,662,113
(a, d)       Cerberus CG Investor III LLC .................................    United States      28,058,192           5,331,057
(a, d)       Cerberus FIM Investors Holdco LLC ............................    United States      53,207,750           3,724,543
                                                                                                                  --------------
                                                                                                                     124,711,896
                                                                                                                  --------------
             CONTAINERS & PACKAGING 0.2%
             Temple-Inland Inc. ...........................................    United States       4,053,220          21,765,791
                                                                                                                  --------------
             DIVERSIFIED CONSUMER SERVICES 0.5%
             H&R Block Inc. ...............................................    United States       2,062,540          37,517,603
             Hillenbrand Inc. .............................................    United States       1,462,406          23,413,120
                                                                                                                  --------------
                                                                                                                      60,930,723
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 0.0%(g)
             CIT Group Inc. ...............................................    United States         106,435             303,340
(a, d, e)    GLCP Harrah's Investment LP ..................................    United States      22,185,100                  --
(a, b)       Marconi Corp., Contingent Distribution .......................   United Kingdom      77,739,439                  --
                                                                                                                  --------------
                                                                                                                         303,340
                                                                                                                  --------------


                     4 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
             MUTUAL SHARES FUND                                                   COUNTRY        CONTRACTS             VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             DIVERSIFIED TELECOMMUNICATION SERVICES 3.8%
(a, d, e, f) AboveNet Inc. ................................................    United States         842,420      $   42,121,000
(a, d, e, f) AboveNet Inc., stock grant, grant price $20.95, expiration
                date 9/09/13 ..............................................    United States           1,065              16,028
(a, d, e, f) AboveNet Inc., wts., 9/08/10 .................................    United States          34,449             556,971
(a, b, c)    Global Crossing Holdings Ltd., Contingent Distribution .......    United States     105,649,309                  --
             Koninklijke (Royal) KPN NV ...................................     Netherlands        7,497,726         100,129,502
             Qwest Communications International Inc. ......................    United States      55,984,849         191,468,184
             Telefonica SA ................................................        Spain           5,098,560         101,660,439
                                                                                                                  --------------
                                                                                                                     435,952,124
                                                                                                                  --------------
             ELECTRIC UTILITIES 2.6%
             E.ON AG ......................................................       Germany          5,251,033         146,734,203
             Entergy Corp. ................................................    United States         821,510          55,936,616
             Exelon Corp. .................................................    United States       2,046,010          92,868,394
                                                                                                                  --------------
                                                                                                                     295,539,213
                                                                                                                  --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.5%
             Tyco Electronics Ltd. ........................................    United States       5,025,352          55,479,886
                                                                                                                  --------------
             ENERGY EQUIPMENT & SERVICES 2.1%
             Baker Hughes Inc. ............................................    United States       1,510,260          43,117,923
(a)          Exterran Holding Inc. ........................................    United States       2,387,650          38,250,153
(a)          Pride International Inc. .....................................    United States       1,850,030          33,263,540
(a)          Transocean Ltd. ..............................................    United States       2,125,292         125,052,181
                                                                                                                  --------------
                                                                                                                     239,683,797
                                                                                                                  --------------
             FOOD & STAPLES RETAILING 5.2%
             Carrefour SA .................................................        France          3,128,369         122,095,544
             CVS Caremark Corp. ...........................................    United States       9,570,979         263,106,213
             Kroger Co. ...................................................    United States       6,237,368         132,356,949
             Wal-Mart Stores Inc. .........................................    United States       1,504,460          78,382,366
                                                                                                                  --------------
                                                                                                                     595,941,072
                                                                                                                  --------------
             FOOD PRODUCTS 5.3%
             Cadbury PLC ..................................................   United Kingdom      12,897,968          97,526,651
             General Mills Inc. ...........................................    United States       1,486,470          74,145,124
             Groupe Danone ................................................        France          1,342,702          65,344,134
             Kraft Foods Inc., A ..........................................    United States       7,077,922         157,766,881
             Nestle SA ....................................................     Switzerland        6,531,700         220,764,002
                                                                                                                  --------------
                                                                                                                     615,546,792
                                                                                                                  --------------
             HEALTH CARE PROVIDERS & SERVICES 1.3%
(a)          Community Health Systems Inc. ................................    United States       4,806,000          73,724,040
(a, d, e)    Kindred Healthcare Inc. ......................................    United States       2,883,197          40,948,605
(a, e)       Tenet Healthcare Corp. .......................................    United States      25,881,411          30,022,437
                                                                                                                  --------------
                                                                                                                     144,695,082
                                                                                                                  --------------


                     Quarterly Statements of Investments | 5

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
             MUTUAL SHARES FUND                                                   COUNTRY        CONTRACTS             VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE 0.0%(g)
(a)          Trump Entertainment Resorts Inc. ............................     United States         832,967      $       66,637
                                                                                                                  --------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.9%
             Constellation Energy Group ..................................     United States       4,129,397          85,313,342
(a)          NRG Energy Inc. .............................................     United States         932,337          16,409,131
                                                                                                                  --------------
                                                                                                                     101,722,473
                                                                                                                  --------------
             INDUSTRIAL CONGLOMERATES 4.1%
             Keppel Corp. Ltd. ...........................................       Singapore        16,278,934          53,622,709
             Koninklijke Philips Electronics NV ..........................      Netherlands        4,479,993          65,894,870
(f)          Orkla ASA ...................................................        Norway          24,350,543         167,255,670
             Siemens AG ..................................................        Germany          2,072,525         118,965,210
             Tyco International Ltd. .....................................     United States       3,657,657          71,543,771
                                                                                                                  --------------
                                                                                                                     477,282,230
                                                                                                                  --------------
             INSURANCE 7.6%
             ACE Ltd. ....................................................     United States       2,345,100          94,742,040
(a)          Alleghany Corp. .............................................     United States         362,736          98,239,921
(a)          Berkshire Hathaway Inc., A ..................................     United States           1,590         137,853,000
(a)          Berkshire Hathaway Inc., B ..................................     United States          84,150         237,303,000
(a)          Conseco Inc. ................................................     United States       4,553,790           4,189,487
             Old Republic International Corp. ............................     United States       6,101,302          66,016,088
(a, d)       Olympus Re Holdings Ltd. ....................................     United States         202,380             451,854
             The Travelers Cos. Inc. .....................................     United States       1,385,982          56,326,308
(e)          White Mountains Insurance Group Ltd. ........................     United States         729,457         125,400,953
             Zurich Financial Services AG ................................      Switzerland          352,340          55,736,876
                                                                                                                  --------------
                                                                                                                     876,259,527
                                                                                                                  --------------
             INTERNET SOFTWARE & SERVICES 0.3%
(a)          Yahoo! Inc. .................................................     United States       2,580,830          33,060,432
                                                                                                                  --------------
             IT SERVICES 0.7%
(a, h)       Alliance Data Systems Corp. .................................     United States       2,116,320          78,198,024
                                                                                                                  --------------
             LEISURE EQUIPMENT & PRODUCTS 1.5%
             Eastman Kodak Co. ...........................................     United States       8,494,150          32,277,770
             Mattel Inc. .................................................     United States      12,221,760         140,916,893
                                                                                                                  --------------
                                                                                                                     173,194,663
                                                                                                                  --------------
             LIFE SCIENCES TOOLS & SERVICES 0.1%
(a)          MDS Inc. ....................................................        Canada           3,411,468          15,991,890
                                                                                                                  --------------
             MACHINERY 0.8%
             AB SKF, B ...................................................        Sweden           4,550,800          39,414,156
(e)          Federal Signal Corp. ........................................     United States       3,360,800          17,711,416
(a, d)       Motor Coach Industries International Inc., wts., 5/27/09 ....     United States              12                  --
             Parker Hannifin Corp. .......................................     United States       1,188,460          40,383,871
                                                                                                                  --------------
                                                                                                                      97,509,443
                                                                                                                  --------------


                    6 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
             MUTUAL SHARES FUND                                                   COUNTRY        CONTRACTS             VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             MARINE 0.6%
             A.P. Moller - Maersk AS .....................................        Denmark             15,130      $   66,335,995
                                                                                                                  --------------
             MEDIA 6.0%
(a)          Adelphia Recovery Trust .....................................     United States      99,967,609           1,599,482
(a, b)       Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
                Contingent Distribution ..................................     United States      12,005,115           1,020,435
(a, b)       Century Communications Corp., Contingent Distribution .......     United States      33,138,000                  --
             Comcast Corp., A ............................................     United States      19,942,140         256,655,342
             News Corp., A ...............................................     United States      22,460,462         148,688,258
             Time Warner Cable Inc. ......................................     United States       1,267,452          31,432,816
             Time Warner Inc. ............................................     United States       5,049,409          97,453,600
(a, c, e)    TVMAX Holdings Inc. .........................................     United States         257,217                  --
(a)          Viacom Inc., B ..............................................     United States       5,357,471          93,112,846
             Virgin Media Inc. ...........................................    United Kingdom      14,209,364          68,204,947
                                                                                                                  --------------
                                                                                                                     698,167,726
                                                                                                                  --------------
             METALS & MINING 1.2%
             AK Steel Holding Corp. ......................................     United States       2,300,050          16,376,356
             Anglo American PLC ..........................................    United Kingdom       2,929,898          49,857,281
             ArcelorMittal, N.Y. shs., A .................................      Netherlands        2,177,582          43,638,743
             Cliffs Natural Resources Inc. ...............................     United States       1,665,019          30,236,745
                                                                                                                  --------------
                                                                                                                     140,109,125
                                                                                                                  --------------
             MULTI-UTILITIES 0.5%
             GDF Suez ....................................................        France           1,763,113          60,502,763
(a, b)       NorthWestern Corp., Contingent Distribution .................     United States      21,590,000                  --
                                                                                                                  --------------
                                                                                                                      60,502,763
                                                                                                                  --------------
             OIL, GAS & CONSUMABLE FUELS 4.0%
(a, c)       Apco Oil Corp. ..............................................     United States           9,200                  --
             BP PLC ......................................................    United Kingdom       9,485,110          64,167,551
             BP PLC, ADR .................................................    United Kingdom          46,400           1,860,640
             Marathon Oil Corp. ..........................................     United States       5,387,400         141,634,746
             Noble Energy Inc. ...........................................     United States         896,050          48,279,174
             Royal Dutch Shell PLC, A ....................................    United Kingdom       5,993,596         134,703,517
             Total SA, B .................................................        France           1,523,752          75,702,568
                                                                                                                  --------------
                                                                                                                     466,348,196
                                                                                                                  --------------
             PAPER & FOREST PRODUCTS 2.6%
(a)          Domtar Corp. ................................................     United States      16,037,820          15,235,929
             International Paper Co. .....................................     United States       9,480,806          66,744,874
             MeadWestvaco Corp. ..........................................     United States       4,116,457          49,356,320
             Mondi Ltd. ..................................................    United Kingdom         230,314             670,823
             Weyerhaeuser Co. ............................................     United States       6,165,330         169,978,148
                                                                                                                  --------------
                                                                                                                     301,986,094
                                                                                                                  --------------


                    Quarterly Statements of Investments | 7

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
             MUTUAL SHARES FUND                                                   COUNTRY        CONTRACTS             VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             PHARMACEUTICALS 4.6%
             Novartis AG..................................................      Switzerland        2,427,900      $   91,869,945
             Schering-Plough Corp.........................................     United States       6,870,253         161,794,458
(a)          Valeant Pharmaceuticals International........................     United States       2,640,627          46,976,754
             Wyeth........................................................     United States       5,284,450         227,442,728
                                                                                                                  --------------
                                                                                                                     528,083,885
                                                                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.1%
(e)          Alexander's Inc..............................................     United States         326,675          55,658,886
             Link REIT....................................................       Hong Kong        26,757,775          52,891,008
             Ventas Inc...................................................     United States       1,072,765          24,255,217
                                                                                                                  --------------
                                                                                                                     132,805,111
                                                                                                                  --------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.7%
(a, c)       Canary Wharf Group PLC.......................................    United Kingdom      14,262,931          54,802,117
(a)          Forestar Real Estate Group...................................     United States       1,473,566          11,272,780
(a, h)       The St. Joe Co...............................................     United States       1,100,535          18,422,956
                                                                                                                  --------------
                                                                                                                      84,497,853
                                                                                                                  --------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
(a)          LSI Corp.....................................................     United States      24,355,334          74,040,215
             Maxim Integrated Products Inc................................     United States       5,769,500          76,215,095
                                                                                                                  --------------
                                                                                                                     150,255,310
                                                                                                                  --------------
             SOFTWARE 2.1%
             Microsoft Corp...............................................     United States      13,248,800         243,380,456
                                                                                                                  --------------
             TOBACCO 9.1%
             Altria Group Inc.............................................     United States       8,067,584         129,242,696
             British American Tobacco PLC.................................    United Kingdom      12,181,486         281,920,097
             British American Tobacco PLC, ADR............................    United Kingdom          70,550           3,245,300
             Imperial Tobacco Group PLC...................................    United Kingdom      10,399,933         233,824,997
             Japan Tobacco Inc............................................         Japan              30,953          81,851,683
             KT&G Corp....................................................      South Korea       1,372,638           76,021,798
             Lorillard Inc................................................     United States         545,400          33,672,996
             Philip Morris International Inc..............................     United States       1,599,950          56,926,221
             Reynolds American Inc........................................     United States       4,146,330         148,604,467
                                                                                                                  --------------
                                                                                                                   1,045,310,255
                                                                                                                  --------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(g)
(a)          Groupe Eurotunnel SA.........................................        France              30,676             162,890
(a)          Groupe Eurotunnel SA, wts., 12/30/11.........................        France           2,855,237             360,081
                                                                                                                  --------------
                                                                                                                         522,971
                                                                                                                  --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $14,375,467,645)....................................                                         9,459,577,586
                                                                                                                  --------------


                    8 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
             MUTUAL SHARES FUND                                                   COUNTRY        CONTRACTS              VALUE
             ------------------                                              ----------------  -------------      ---------------
             PREFERRED STOCKS 0.0%(g)
             AUTO COMPONENTS 0.0%(g)
(d)          Dana Holding Corp., 4.00%, cvt. pfd., B ......................    United States         163,322      $     1,551,559
                                                                                                                  ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(g)
(a, d)       PTV Inc., 10.00%, pfd., A ....................................   United Kingdom         199,566               56,876
                                                                                                                  ---------------
             TOTAL PREFERRED STOCKS (COST $16,457,926) ....................                                             1,608,435
                                                                                                                  ---------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(i)
                                                                                               -------------
             CORPORATE BONDS & NOTES 4.6%
(j)          Boston Generating LLC, FRN,
                Revolver, 1.334%, 12/21/13 ................................    United States         750,254              451,516
                Synthetic Letter of Credit, 1.334%, 12/21/13 ..............    United States       2,679,425            1,612,526
                Term Loan B, 2.729%, 12/21/13 .............................    United States      11,838,690            7,124,737
(j)          Calpine Corp., Exit Term Loan, FRN, 4.335%, 3/29/14 ..........    United States     161,876,479          124,094,023
(d, m)       Cerberus CG Investor I LLC, 12.00%, 7/31/14 ..................    United States      49,252,400            9,357,956
(d, m)       Cerberus CG Investor II LLC, 12.00%, 7/31/14 .................    United States      49,252,400            9,357,956
(d, m)       Cerberus CG Investor III LLC, 12.00%, 7/31/14 ................    United States      24,626,200            4,678,978
(d, m)       Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 ..........    United States     159,591,548           11,171,408
(e)          DecisionOne Corp.,
(d)             12.00%, 4/15/10 ...........................................    United States       2,443,454            2,443,454
(c, j)          FRN, 5.50%, 5/12/09 .......................................    United States         433,342              433,342
(j)          First Data Corp., Term Loan, FRN, 3.272%, 9/24/14,
                B-1 .......................................................    United States      22,890,704           15,507,032
                B-2 .......................................................    United States      22,588,637           15,288,283
                B-3 .......................................................    United States       5,660,069            3,829,586
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 ........................................       France              53,400 EUR           60,255
                T2, 3.00%, 7/28/09 ........................................       France              43,989 GBP           63,115
                T3, 3.00%, 7/28/10 ........................................       France          18,944,500 EUR       21,376,499
                T3, 3.00%, 7/28/10 ........................................       France          11,239,769 GBP       16,126,822
(c, e, f, j) International Automotive Components Group NA Inc., Revolver,
                FRN, 5.75%, 1/18/14 .......................................    United States       3,854,096            3,854,096
(d, e, f, m) International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ...................................................    United States       5,851,000            1,845,572
(d, f, j)    Pontus I LLC, junior note, 144A, FRN, 5.283%, 7/24/09 ........    United States      72,988,315           72,954,379
(d, f, j)    Pontus II Trust, junior profit-participating note, 144A, FRN,
                8.256%, 6/25/09 ...........................................    United States      11,576,084            3,238,547
(j)          Realogy Corp., FRN,
                2.768%, 4/10/13 ...........................................    United States      36,542,720           17,175,078
                Delayed Draw Term B Loan, 3.518%, 10/10/13 ................    United States       2,845,811            1,644,523
                Initial Term Loan B, 3.518%, 10/10/13 .....................    United States      15,694,523            9,069,472
                Synthetic Letter of Credit, 0.312%, 10/10/13 ..............    United States       4,225,430            2,441,770
(c, j)       Revel Entertainment Group LLC, FRN,
                First Lien Loan, 4.98%, 5/30/09 ...........................    United States      52,000,000           47,840,000
                Second Lien Loan, 7.98%, 5/30/09 ..........................    United States      52,000,000           47,840,000
(j)          Texas Competitive Electric Holdings Co. LLC, FRN,
                4.033%, 10/10/14 ..........................................    United States      11,304,980            7,500,153
                Initial Tranche B-1 Term Loan, 4.033%, 10/10/14 ...........    United States      72,425,359           48,008,960
                Term Loan B3, 4.033%, 10/10/14 ............................    United States      33,407,390           22,108,543


                     Quarterly Statements of Investments | 9

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
             MUTUAL SHARES FUND                                                   COUNTRY        AMOUNT(i)              VALUE
             ------------------                                              ----------------  -------------      ---------------
             CORPORATE BONDS & NOTES (CONTINUED)
(c, e, l)    TVMAX Holdings Inc., PIK,
                11.50%, 6/30/09 ...........................................    United States       1,121,413      $       347,526
                14.00%, 6/30/09 ...........................................    United States       1,903,378              581,482
                                                                                                                  ---------------
             TOTAL CORPORATE BONDS & NOTES
                (COST $945,946,978) .......................................                                           529,427,589
                                                                                                                  ---------------
             CORPORATE BONDS & NOTES IN REORGANIZATION 1.2%
(j)          Charter Communications Operating LLC, FRN,
                10.50%, 3/06/14 ...........................................    United States      16,778,361           15,603,876
                Term Loan B, 5.18%, 3/06/14 ...............................    United States      97,888,454           80,350,073
(j)          Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 8.50%, 9/19/09 ...................    United States       5,345,055            5,234,519
                Second Lien DIP Trust A Term Loan, 12.75%, 9/19/09 ........    United States       7,201,159            5,778,930
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 ........    United States       4,401,556            3,741,323
                Second Lien Senior Secured Term Loan, 11.00%, 12/01/08 ....    United States       5,934,807            4,658,824
(c, m)          Third Lien Senior Secured Term Loan, 15.649%, 12/01/08 ....    United States      68,061,122            3,688,913
(j, k)       Quebecor World Inc., DIP Term Loan, FRN, 8.25%, 7/21/09 ......       Canada          19,679,358           16,858,657
(c, m)       Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ......    United States          85,000                  425
(j, k)       Spectrum Brands Inc., FRN,
                Dollar Term Loan B, 8.00%, 4/01/13 ........................    United States       3,267,637            2,348,614
                Letter of Credit Commitment, 6.25%, 4/01/13 ...............    United States         201,292              144,679
(m)          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............    United States      36,590,212            3,110,168
(f, m)       Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
                12/15/14 ..................................................    United States      76,355,000              572,662
                                                                                                                  ---------------
             TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $278,182,230) .......................................                                           142,091,663
                                                                                                                  ---------------
             COMPANIES IN LIQUIDATION 0.0%
(c)          Peregrine Investments Holdings Ltd.,
                6.70%, 1/15/98 ............................................     Hong Kong         95,000,000 JPY               --
                6.70%, 6/30/00 ............................................     Hong Kong        250,000,000 JPY               --
                zero cpn., 1/22/98 ........................................     Hong Kong            500,000                   --
(c)          PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00 ........     Hong Kong         22,710,000                   --
                                                                                                                  ---------------
             TOTAL COMPANIES IN LIQUIDATION (COST $--) ....................                                                    --
                                                                                                                  ---------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
               (COST $15,616,054,779) .....................................                                        10,132,705,273
                                                                                                                  ---------------


                    10 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(i)/
             MUTUAL SHARES FUND                                                   COUNTRY          SHARES              VALUE
             ------------------                                              ----------------  -------------      ---------------
             SHORT TERM INVESTMENTS 12.3%
             U.S. GOVERNMENT AND AGENCY SECURITIES 12.1%
(n)          FHLB, 4/01/09 - 10/15/09 .....................................    United States     784,756,000      $   784,267,179
(n, o)       U.S. Treasury Bills, 4/09/09 - 11/19/09 ......................    United States     610,000,000          609,410,966
                                                                                                                  ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $1,387,970,586) .....................................                                         1,393,678,145
                                                                                                                  ---------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE
                AGREEMENTS (COST $17,006,025,365) .........................                                        11,526,383,418
                                                                                                                  ---------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
                SECURITIES 0.1%
             MONEY MARKET FUNDS (COST $13,329,146) 0.1%
(p)          Bank of New York Institutional Cash Reserve Fund, 0.15% ......    United States      13,329,146           13,062,563
                                                                                                                  ---------------
             REPURCHASE AGREEMENTS (COST $10,400,000) 0.1%
(q)          Credit Suisse Securities (USA) LLC, 0.15%, 4/01/09
                (Maturity Value $10,400,043) Collateralized by
(n)             U.S. Treasury Bills, 7/02/09 ..............................    United States      10,400,000           10,400,000
                                                                                                                  ---------------
             TOTAL INVESTMENTS (COST $17,027,754,511) 100.0% ..............                                        11,549,845,981
             SECURITIES SOLD SHORT (1.0)% .................................                                          (116,386,311)
             NET UNREALIZED APPRECIATION/(DEPRECIATION) ON FORWARD EXCHANGE
                CONTRACTS (0.1)% ..........................................                                           (16,653,521)
             OTHER ASSETS, LESS LIABILITIES 1.1% ..........................                                           129,626,202
                                                                                                                  ---------------
             NET ASSETS 100.0% ............................................                                       $11,546,432,351
                                                                                                                  ---------------
             SECURITIES SOLD SHORT 1.0%
             PHARMACEUTICALS 1.0%
             Merck & Co. Inc. .............................................    United States       1,700,625      $    45,491,719
             Pfizer Inc. ..................................................    United States       5,205,183           70,894,592
                                                                                                                  ---------------
             TOTAL SECURITIES SOLD SHORT
                (PROCEEDS $121,887,898) ...................................                                       $   116,386,311
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 11

Franklin Mutual Series Funds

MUTUAL SHARES FUND

See Abbreviations on page 74.

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2009, the aggregate value of these securities was $162,583,995, representing 1.41% of net assets.

(d)  See Note 5 regarding restricted and illiquid securities.

(e)  See Note 6 regarding holdings of 5% voting securities.

(f)  See Note 7 regarding other considerations.

(g)  Rounds to less than 0.1% of net assets.

(h)  A portion or all of the security is on loan at March 31, 2009.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)  The coupon rate shown represents the rate at period end.

(k)  A portion or all of the security purchased on a delayed delivery basis.

(l)  Income may be received in additional securities and/or cash.

(m) Defaulted security or security for which income has been deemed uncollectible.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2009, the value of securities and/or cash pledged amounted to $84,878,605.

(p)  The rate shown is the annualized seven-day yield at period end.

(q) At March 31, 2009, all repurchase agreements had been entered into on that date.

                    See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                  WARRANTS
                                                                                                 /CONTRACTS
             MUTUAL QUALIFIED FUND                                                COUNTRY         /RIGHTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 49.3%
             AIRLINES 0.1%
(a)          ACE Aviation Holdings Inc., A ................................       Canada           1,217,946      $    5,361,571
(a)          Delta Air Lines Inc. .........................................    United States           2,335              13,146
(a, b)       Northwest Airlines Corp., Contingent Distribution ............    United States      28,232,000              17,786
                                                                                                                  --------------
                                                                                                                       5,392,503
                                                                                                                  --------------
             AUTO COMPONENTS 0.0%(c)
(a, b ,d)    Collins & Aikman Products Co., Contingent Distribution .......    United States       1,217,404              12,174
(a)          Dana Holding Corp. ...........................................    United States         575,326             264,650
(a, b, d)    Dana Holding Corp., Contingent Distribution ..................    United States      13,598,000                  --
                                                                                                                  --------------
                                                                                                                         276,824
                                                                                                                  --------------
             AUTOMOBILES 0.0%(c)
(a, e)       IACNA Investor LLC ...........................................    United States         180,986               1,810
(a, e, f)    International Automotive Components Group Brazil LLC .........       Brazil           2,363,058             754,981
(a, e, f)    International Automotive Components Group Japan LLC ..........        Japan             307,801             359,174
(a, e, f)    International Automotive Components Group LLC ................     Luxembourg         8,425,843             107,008
(a, e, f)    International Automotive Components Group NA LLC, A ..........    United States       5,182,488             598,059
                                                                                                                  --------------
                                                                                                                       1,821,032
                                                                                                                  --------------
             BEVERAGES 2.3%
             Brown-Forman Corp., A ........................................    United States          79,200           3,175,920
             Brown-Forman Corp., B ........................................    United States          19,800             768,834
             Carlsberg AS, B ..............................................       Denmark            250,882          10,284,248
(a)          Dr. Pepper Snapple Group Inc. ................................    United States       1,317,046          22,271,248
(g)          Pernod Ricard SA .............................................       France           1,053,496          58,702,704
                                                                                                                  --------------
                                                                                                                      95,202,954
                                                                                                                  --------------
             BUILDING PRODUCTS 0.1%
(a)          Armstrong World Industries Inc. ..............................    United States         142,220           1,565,842
(a)          Owens Corning Inc. ...........................................    United States         279,965           2,530,884
                                                                                                                  --------------
                                                                                                                       4,096,726
                                                                                                                  --------------
             CHEMICALS 0.2%
(a, b, d)    Dow Corning Corp., Contingent Distribution ...................    United States      20,809,194           3,022,299
             Sika AG ......................................................     Switzerland            6,147           4,562,332
                                                                                                                  --------------
                                                                                                                       7,584,631
                                                                                                                  --------------
             COMMERCIAL BANKS 0.6%
             BNP Paribas SA ...............................................       France             278,219          11,493,727
(a, e, h)    Elephant Capital Holdings Ltd. ...............................        Japan              27,946                  --
(a, e, h)    First Chicago Bancorp ........................................    United States         659,105           2,607,653
(a)          Guaranty Bancorp .............................................    United States       1,735,639           3,037,368
(a, e)       NCB Warrant Holdings Ltd., A .................................        Japan             129,974                  --
             Svenska Handelsbanken AB, A ..................................       Sweden             452,960           6,414,538
                                                                                                                  --------------
                                                                                                                      23,553,286
                                                                                                                  --------------


                    Quarterly Statements of Investments | 13

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                  WARRANTS
                                                                                                 /CONTRACTS
             MUTUAL QUALIFIED FUND                                                COUNTRY         /RIGHTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES 0.1%
(a)          Comdisco Holding Co. Inc. ....................................    United States             997      $        7,263
(a, b)       Comdisco Holding Co. Inc., Contingent Distribution ...........    United States      40,189,000                  --
(a)          Insun ENT Co. Ltd. ...........................................     South Korea        1,448,946           5,051,091
                                                                                                                  --------------
                                                                                                                       5,058,354
                                                                                                                  --------------
             COMPUTERS & PERIPHERALS 0.0%
(a, e, h)    DecisionOne Corp. ............................................    United States       1,008,199                  --
(a, e, h)    DecisionOne Corp., wts., 6/08/17 .............................    United States         553,576                  --
                                                                                                                  --------------
                                                                                                                              --
                                                                                                                  --------------
             CONSUMER FINANCE 0.2%
(a, e)       Cerberus CG Investor I LLC ...................................    United States       7,519,799           1,428,762
(a, e)       Cerberus CG Investor II LLC ..................................    United States       7,519,799           1,428,762
(a, e)       Cerberus CG Investor III LLC .................................    United States       3,759,899             714,381
(a, e)       Cerberus FIM Investors Holdco LLC ............................    United States      15,919,000           1,114,330
(a, h)       White River Capital Inc. .....................................    United States         549,751           3,298,506
                                                                                                                  --------------
                                                                                                                       7,984,741
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 0.5%
(a)          Athris Holding AG ............................................     Switzerland           19,595          13,898,079
(a)          Athris Holding AG, Put Options, 4/24/09 ......................     Switzerland          203,398           1,518,562
             Deutsche Boerse AG ...........................................       Germany             66,220           3,989,222
(a, b)       Marconi Corp., Contingent Distribution .......................   United Kingdom      34,293,500                  --
                                                                                                                  --------------
                                                                                                                      19,405,863
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
(a, e, f)    AboveNet Inc. ................................................    United States         402,522          20,126,100
(a, e, f)    AboveNet Inc., stock grant, grant price $20.95, expiration
                date 9/09/13 ..............................................    United States             510               7,675
(a, e, f)    AboveNet Inc., wts., 9/08/10 .................................    United States          16,099             260,289
(a, b, d)    Global Crossing Holdings Ltd., Contingent Distribution .......    United States      49,411,586                  --
(g)          Koninklijke (Royal) KPN NV ...................................     Netherlands        1,500,000          20,031,974
                                                                                                                  --------------
                                                                                                                      40,426,038
                                                                                                                  --------------
             ELECTRIC UTILITIES 1.1%
             E.ON AG ......................................................       Germany          1,192,640          33,326,982
             Union Electrica Fenosa SA ....................................        Spain             429,150          10,254,539
                                                                                                                  --------------
                                                                                                                      43,581,521
                                                                                                                  --------------
             ENERGY EQUIPMENT & SERVICES 2.9%
(i)          Bourbon SA ...................................................       France             579,563          18,918,805
(a)          BW Offshore Ltd. .............................................       Norway           2,813,120           1,672,933
(a)          Pride International Inc. .....................................    United States       1,042,880          18,750,982
             Seadrill Ltd. ................................................       Bermuda          4,055,672          39,433,997
(a)          Transocean Ltd. ..............................................    United States         677,655          39,873,220
                                                                                                                  --------------
                                                                                                                     118,649,937
                                                                                                                  --------------


                    14 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                  WARRANTS
                                                                                                 /CONTRACTS
             MUTUAL QUALIFIED FUND                                                COUNTRY         /RIGHTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             FOOD & STAPLES RETAILING 1.1%
             Carrefour SA .................................................       France           1,178,243      $   45,985,055
                                                                                                                  --------------
             FOOD PRODUCTS 6.6%
(g)          Cadbury PLC ..................................................   United Kingdom       3,290,931          24,884,034
             CSM NV .......................................................     Netherlands        1,909,144          22,272,207
(g)          Groupe Danone ................................................       France           2,131,422         103,728,098
             Kraft Foods Inc., A ..........................................    United States         435,256           9,701,856
(a)          Lighthouse Caledonia ASA .....................................       Norway             416,331               6,809
(a)          Lighthouse Caledonia ASA, rts., 5/08/09 ......................       Norway             416,331              30,948
             Lotte Confectionary Co. Ltd. .................................     South Korea           30,405          22,791,856
(a, i)       Marine Harvest ...............................................       Norway          48,980,183          15,437,838
             Nestle SA ....................................................     Switzerland        1,607,500          54,331,665
             Nong Shim Co. Ltd. ...........................................     South Korea           81,743          12,790,470
             Premier Foods PLC ............................................   United Kingdom      14,034,206           6,896,676
                                                                                                                  --------------
                                                                                                                     272,872,457
                                                                                                                  --------------
             HEALTH CARE PROVIDERS & SERVICES 1.5%
(a, e)       Kindred Healthcare Inc. ......................................    United States       1,456,113          20,680,445
             Rhoen-Klinikum AG ............................................       Germany          2,314,092          43,007,398
                                                                                                                  --------------
                                                                                                                      63,687,843
                                                                                                                  --------------
             HOTELS, RESTAURANTS & LEISURE 0.0%(c)
(a)          Trump Entertainment Resorts Inc. .............................    United States         316,917              25,353
                                                                                                                  --------------
             INDUSTRIAL CONGLOMERATES 2.7%
             Keppel Corp. Ltd. ............................................      Singapore         5,486,488          18,072,458
(f)          Orkla ASA ....................................................       Norway           9,599,083          65,932,865
             Siemens AG ...................................................       Germany            460,520          26,434,353
                                                                                                                  --------------
                                                                                                                     110,439,676
                                                                                                                  --------------
             INSURANCE 6.7%
             ACE Ltd. .....................................................    United States          96,280           3,889,712
(a)          Alleghany Corp. ..............................................    United States         149,605          40,517,641
(a)          Berkshire Hathaway Inc., A ...................................    United States             468          40,575,600
(a)          Berkshire Hathaway Inc., B ...................................    United States          16,044          45,244,080
(a, e, h)    Imagine Group Holdings Ltd. ..................................       Bermuda          2,814,856          23,053,671
             Old Republic International Corp. .............................    United States       1,096,314          11,862,117
(a, e)       Olympus Re Holdings Ltd. .....................................    United States          97,300             217,242
(a, e)       Symetra Financial ............................................    United States       3,434,760          52,242,700
             White Mountains Insurance Group Ltd. .........................    United States         346,730          59,606,354
                                                                                                                  --------------
                                                                                                                     277,209,117
                                                                                                                  --------------
             MACHINERY 1.5%
             Kone OYJ, B ..................................................       Finland          2,877,200          59,583,932
(a, e)       Motor Coach Industries International Inc., wts., 5/27/09 .....    United States               5                  --
             NACCO Industries Inc., A .....................................    United States         172,254           4,681,864
                                                                                                                  --------------
                                                                                                                      64,265,796
                                                                                                                  --------------


                    Quarterly Statements of Investments | 15

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                  WARRANTS
                                                                                                 /CONTRACTS
             MUTUAL QUALIFIED FUND                                                COUNTRY         /RIGHTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             MEDIA 0.3%
(a)          Adelphia Recovery Trust ......................................    United States      38,254,708      $      612,076
(a, b)       Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
                Contingent Distribution ...................................    United States       4,899,492             416,457
(a, b)       Century Communications Corp., Contingent Distribution ........    United States      13,497,000                  --
             CJ CGV Co. Ltd. ..............................................     South Korea          574,910           7,091,972
(a, d)       TVMAX Holdings Inc. ..........................................    United States         111,391                  --
             Virgin Media Inc. ............................................   United Kingdom         937,859           4,501,723
                                                                                                                  --------------
                                                                                                                      12,622,228
                                                                                                                  --------------
             METALS & MINING 0.0%(c)
             ArcelorMittal ................................................     Netherlands           79,650           1,615,108
                                                                                                                  --------------
             MULTI-UTILITIES 0.4%
(g)          GDF Suez .....................................................       France             485,000          16,643,199
(a, b)       NorthWestern Corp., Contingent Distribution ..................    United States       9,300,000                  --
                                                                                                                  --------------
                                                                                                                      16,643,199
                                                                                                                  --------------
             MULTI-UTILITIES & UNREGULATED POWER 0.0%(c)
(a)          NRG Energy Inc. ..............................................    United States          13,111             230,754
                                                                                                                  --------------
             MULTILINE RETAIL 0.9%
             Jelmoli Holding AG ...........................................     Switzerland          121,995          36,485,988
                                                                                                                  --------------
             OIL, GAS & CONSUMABLE FUELS 1.3%
             BP PLC .......................................................   United Kingdom         494,400           3,344,657
             BP PLC, ADR ..................................................   United Kingdom         193,700           7,767,370
             Eni SpA ......................................................        Italy             523,870          10,167,295
             Total SA, B ..................................................       France             665,472          33,061,770
                                                                                                                  --------------
                                                                                                                      54,341,092
                                                                                                                  --------------
             PAPER & FOREST PRODUCTS 0.5%
             Mondi Ltd. ...................................................   United Kingdom          47,802             139,230
             Weyerhaeuser Co. .............................................    United States         686,788          18,934,745
                                                                                                                  --------------
                                                                                                                      19,073,975
                                                                                                                  --------------
             PHARMACEUTICALS 1.5%
             Schering-Plough Corp. ........................................    United States       1,065,390          25,089,934
(a)          Valeant Pharmaceuticals International ........................    United States         768,825          13,677,397
             Wyeth ........................................................    United States         556,830          23,965,963
                                                                                                                  --------------
                                                                                                                      62,733,294
                                                                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.5%
             Alexander's Inc. .............................................    United States         108,590          18,501,564
             Link REIT ....................................................      Hong Kong        15,207,140          30,059,337
             Ventas Inc. ..................................................    United States         669,525          15,137,960
                                                                                                                  --------------
                                                                                                                      63,698,861
                                                                                                                  --------------


                    16 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                  WARRANTS
                                                                                                 /CONTRACTS
             MUTUAL QUALIFIED FUND                                                COUNTRY         /RIGHTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.5%
(a, d)       Canary Wharf Group PLC .......................................   United Kingdom       8,298,072      $   31,883,483
             Swire Pacific Ltd., A ........................................      Hong Kong         3,620,800          24,152,837
             Swire Pacific Ltd., B ........................................      Hong Kong         5,292,600           6,801,450
                                                                                                                  --------------
                                                                                                                      62,837,770
                                                                                                                  --------------
             SOFTWARE 0.6%
(g)          Microsoft Corp. ..............................................    United States       1,354,430          24,880,879
                                                                                                                  --------------
             THRIFTS & MORTGAGE FINANCE 0.0%(c)
(a, h)       Imperial Capital Bancorp Inc. ................................    United States         445,796             490,376
                                                                                                                  --------------
             TOBACCO 11.3%
             Altria Group Inc. ............................................    United States       2,484,297          39,798,438
(g)          British American Tobacco PLC .................................   United Kingdom       4,277,004          98,984,096
(g)          Imperial Tobacco Group PLC ...................................   United Kingdom       2,263,678          50,894,991
             Japan Tobacco Inc. ...........................................        Japan               9,642          25,497,171
             KT&G Corp. ...................................................     South Korea          737,519          40,846,546
(g)          Lorillard Inc. ...............................................    United States       1,887,480         116,533,015
             Philip Morris International Inc. .............................    United States       1,137,077          40,457,200
(g)          Reynolds American Inc. .......................................    United States       1,507,550          54,030,592
                                                                                                                  --------------
                                                                                                                     467,042,049
                                                                                                                  --------------
             TRADING COMPANIES & DISTRIBUTORS 0.3%
             Kloeckner & Co. SE ...........................................       Germany          1,209,391          12,073,107
                                                                                                                  --------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(c)
(a)          Groupe Eurotunnel SA .........................................       France              17,485              92,845
(a)          Groupe Eurotunnel SA, wts., 12/30/11 .........................       France           1,861,027             234,699
                                                                                                                  --------------
                                                                                                                         327,544
                                                                                                                  --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $2,134,214,797) .....................................                                        2,042,615,931
                                                                                                                  --------------
             PREFERRED STOCKS 0.0%(c)
             AUTO COMPONENTS 0.0%(c)
(e)          Dana Holding Corp., 4.00%, cvt. pfd., B ......................    United States          48,807             463,667
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(c)
(a, e)       PTV Inc., 10.00%, pfd., A ....................................   United Kingdom          92,938              26,487
                                                                                                                  --------------
             TOTAL PREFERRED STOCKS (COST $4,939,122) .....................                                              490,154
                                                                                                                  --------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(j)
                                                                                               -------------
             CORPORATE BONDS & NOTES 3.2%
(k)          BP Capital Markets PLC, FRN, 2.32%, 3/17/11 ..................   United Kingdom      30,000,000          29,908,950
(k)          Calpine Corp., Exit Term Loan, FRN, 4.335%, 3/29/14 ..........    United States      15,377,995          11,788,725
(e, l)       Cerberus CG Investor I LLC, 12.00%, 7/31/14 ..................    United States       6,600,000           1,254,000
(e, l)       Cerberus CG Investor II LLC, 12.00%, 7/31/14 .................    United States       6,600,000           1,254,000
(e, l)       Cerberus CG Investor III LLC, 12.00%, 7/31/14 ................    United States       3,300,000             627,000


                    Quarterly Statements of Investments | 17

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
             MUTUAL QUALIFIED FUND                                                COUNTRY        AMOUNT(j)             VALUE
             ---------------------                                           ----------------  -------------      --------------
             CORPORATE BONDS & NOTES (CONTINUED)
(e, l)       Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 ..........    United States      47,747,515      $    3,342,326
(h)          DecisionOne Corp.,
(e)             12.00%, 4/15/10 ...........................................    United States       1,310,993           1,310,993
(d, k)          FRN, 5.50%, 5/12/09 .......................................    United States         232,502             232,502
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 ........................................       France              31,400 EUR          35,431
                T2, 3.00%, 7/28/09 ........................................       France              24,416 GBP          35,032
                T3, 3.00%, 7/28/10 ........................................       France           9,114,500 EUR      10,284,574
                T3, 3.00%, 7/28/10 ........................................       France           5,276,020 GBP       7,570,034
(m)          Indianapolis Downs LLC, 144A,
                senior secured note, 11.00%, 11/01/12 .....................    United States       2,950,000           1,593,000
(n)             senior secured sub. note, PIK, 15.50%, 11/01/13 ...........    United States      11,672,776           4,143,835
(d, f, k)    International Automotive Components Group NA Inc., Revolver,
                FRN, 5.75%, 1/18/14 .......................................    United States       1,027,725           1,027,725
(e, f, l)    International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ...................................................    United States       1,560,200             492,132
(e, f, k)    Pontus I LLC, junior note, 144A, FRN, 5.283%, 7/24/09 ........    United States      18,138,778          18,130,344
(e, f, k)    Pontus II Trust, junior profit-participating note, 144A, FRN,
                8.256%, 6/25/09 ...........................................    United States       2,876,884             804,842
(o)          RBS Capital Trust A, sub. note, 6.467%, Perpetual ............   United Kingdom      12,236,000 EUR       6,740,965
(k, m)       Roche Holdings Inc., 144A, FRN, 2.249%, 2/25/10 ..............     Switzerland       32,901,000          32,911,627
(d, n)       TVMAX Holdings Inc., PIK,
                11.50%, 6/30/09 ...........................................    United States         560,060             173,562
                14.00%, 6/30/09 ...........................................    United States         864,785             264,192
                                                                                                                  --------------
             TOTAL CORPORATE BONDS & NOTES
                (COST $244,087,397) .......................................                                          133,925,791
                                                                                                                  --------------
             CORPORATE BONDS & NOTES IN REORGANIZATION 0.5%
(k, p)       Charter Communications Operating LLC, Term Loan B, FRN,
                5.18%, 3/06/14 ............................................    United States      11,598,246           9,520,223
(k)          Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 8.50%, 9/19/09 ...................    United States       2,043,256           2,001,002
                Second Lien DIP Trust A Term Loan, 12.75%, 9/19/09 ........    United States       2,752,789           2,209,113
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 ........    United States       1,682,584           1,430,197
                Second Lien Senior Secured Term Loan, 11.00%, 12/01/08 ....    United States       2,268,701           1,780,930
(d, l)          Third Lien Senior Secured Term Loan, 15.649%, 12/01/08 ....    United States      26,017,748           1,410,162
(d, l)       Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ......    United States          40,000                 200
(l)          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............    United States      13,553,108           1,152,014
                                                                                                                  --------------
             TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $56,577,792) ........................................                                           19,503,841
                                                                                                                  --------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $2,439,819,108) .....................................                                        2,196,535,717
                                                                                                                  --------------


                    18 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                PRINCIPAL
                                                                                                 AMOUNT(J)/
             MUTUAL QUALIFIED FUND                                               COUNTRY          SHARES              VALUE
             ---------------------                                           ----------------  -------------      --------------
             SHORT TERM INVESTMENTS 47.1%
             U.S. GOVERNMENT AND AGENCY SECURITIES 46.8%
(q)          FHLB, 4/01/09 ...............................................     United States      19,200,000      $   19,200,000
(q)          U.S. Treasury Bills,
                4/23/09 ..................................................     United States      50,000,000          49,996,200
                4/30/09 ..................................................     United States      50,000,000          49,993,950
                5/07/09 ..................................................     United States      50,000,000          49,992,750
                5/14/09 ..................................................     United States      50,000,000          49,990,750
                5/21/09 ..................................................     United States      50,000,000          49,989,950
                5/28/09 ..................................................     United States      50,000,000          49,986,950
                6/04/09 ..................................................     United States      50,000,000          49,984,000
                6/11/09 ..................................................     United States      50,000,000          49,973,227
                6/18/09 ..................................................     United States      50,000,000          49,983,750
                6/25/09 ..................................................     United States      50,000,000          49,982,300
                7/02/09 ..................................................     United States     100,000,000          99,948,900
                7/09/09 ..................................................     United States     100,000,000          99,947,200
                7/16/09 ..................................................     United States     100,000,000          99,942,000
                7/23/09 ..................................................     United States     100,000,000          99,936,600
                7/30/09 ..................................................     United States     100,000,000          99,921,700
                8/06/09 ..................................................     United States     125,000,000         124,887,500
                8/13/09 ..................................................     United States     125,000,000         124,883,625
(r)             8/20/09 ..................................................     United States     125,000,000         124,869,250
                8/27/09 ..................................................     United States     125,000,000         124,856,125
                9/03/09 ..................................................     United States     170,000,000         169,754,860
                9/10/09 ..................................................     United States     100,000,000          99,850,200
                9/17/09 ..................................................     United States      50,000,000          49,913,850
                4/02/09 - 11/19/09 .......................................     United States     100,000,000          99,902,985
                                                                                                                  --------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $1,937,072,504) ....................................                     1,939,200,000       1,937,688,622
                                                                                                                  --------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $4,376,891,612) ..............                                         4,134,224,339
                                                                                                                  --------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
                SECURITIES 0.1%
             MONEY MARKET FUNDS (COST $6,012,444) 0.1%
(s)          Bank of New York Institutional Cash Reserve Fund, 0.15% .....     United States       6,012,444           5,892,195
                                                                                                                  --------------


                    Quarterly Statements of Investments | 19

Franklin Mutual Series Funds

                                                                                                PRINCIPAL
                                                                                                 AMOUNT(J)/
             MUTUAL QUALIFIED FUND                                               COUNTRY        CONTRACTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             REPURCHASE AGREEMENTS (COST $9,600,000) 0.2%
(t)          Credit Suisse Securities (USA) LLC, 0.15%, 4/01/09
                (Maturity Value $9,600,040) Collateralized by
(q)             U.S. Treasury Bills, 7/02/09 .............................     United States       9,600,000      $    9,600,000
                                                                                                                  --------------
             TOTAL INVESTMENTS (COST $4,392,504,056) 100.1% ..............                                         4,149,716,534
             OPTIONS WRITTEN (0.3)% ......................................                                           (14,437,145)
             SECURITIES SOLD SHORT (0.6)% ................................                                           (23,907,509)
             NET UNREALIZED APPRECIATION/(DEPRECIATION) ON
                FORWARD EXCHANGE CONTRACTS (0.1)% ........................                                            (5,703,491)
             OTHER ASSETS, LESS LIABILITIES 0.9% .........................                                            38,578,725
                                                                                                                  --------------
             NET ASSETS 100.0%                                                                                    $4,144,247,114
                                                                                                                  ==============
             OPTIONS WRITTEN 0.3%
             CALL OPTIONS 0.3%
             BEVERAGES 0.1%
             Pernod Ricard SA, June 49.04 Calls, 6/19/09 .................         France                455      $       22,952
             Pernod Ricard SA, June 49.04 Calls, 6/19/09 .................         France              2,061             106,703
             Pernod Ricard SA, Sept. 37.73 Calls, 9/18/09 ................         France            380,000           2,814,831
                                                                                                                  --------------
                                                                                                                       2,944,486
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(c)
             Koninklijke (Royal) KPN NV, Sept. 10 Calls, 9/18/09 .........       Netherlands       1,500,000           1,294,312
                                                                                                                  --------------
             FOOD PRODUCTS 0.1%
             Cadbury PLC, June 6.4 Calls, 6/19/09 ........................    United Kingdom           1,362              19,542
             Groupe Danone, Sept. 34 Calls, 9/18/09 ......................        France             450,000           2,843,505
                                                                                                                  --------------
                                                                                                                       2,863,047
                                                                                                                  --------------
             MULTI-UTILITIES 0.0%(c)
             GDF Suez, Dec. 26 Calls, 12/19/09 ...........................         France            485,000           2,343,568
                                                                                                                  --------------
             SOFTWARE 0.0%(c)
             Microsoft Corp., Apr. 26 Calls, 4/18/09 .....................     United States           1,681               3,362
                                                                                                                  --------------
             TOBACCO 0.1%
             British American Tobacco PLC, June 18 Calls, 6/19/09 ........     United Kingdom            645             360,924
             Imperial Tobacco Group PLC, June 18 Calls, 6/19/09 ..........     United Kingdom            645             175,836
             Lorillard Inc., Sept. 60 Calls, 9/19/09 .....................     United States           6,744           4,451,040
             Reynolds American Inc., May 45 Calls, 5/16/09 ...............     United States              57                 570
                                                                                                                  --------------
                                                                                                                       4,988,370
                                                                                                                  --------------
             TOTAL OPTIONS WRITTEN
                (PREMIUMS RECEIVED $17,266,019) ..........................                                        $   14,437,145
                                                                                                                  --------------


                    20 | Quarterly Statements of Investments

Franklin Mutual Series Funds

             MUTUAL QUALIFIED FUND                                               COUNTRY          SHARES              VALUE
             ---------------------                                           ----------------  -------------      --------------
             SECURITIES SOLD SHORT 0.6%
             PHARMACEUTICALS 0.6%
             Merck & Co. Inc. .............................................    United States         614,409      $   16,435,441
             Pfizer Inc. ..................................................    United States         548,610           7,472,068
                                                                                                                  --------------
             TOTAL SECURITIES SOLD SHORT
                (PROCEEDS $24,389,179) ....................................                                       $   23,907,509
                                                                                                                  --------------

See Abbreviations on page 74.

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2009, the aggregate value of these securities was $38,026,299, representing 0.92% of net assets.

(e)  See Note 5 regarding restricted and illiquid securities.

(f)  See Note 7 regarding other considerations.

(g) A portion or all of the security is held in connection with written option contracts open at period end.

(h)  See Note 6 regarding holdings of 5% voting securities.

(i)  A portion or all of the security is on loan at March 31, 2009.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)  The coupon rate shown represents the rate at period end.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $38,648,462, representing 0.93% of net assets.

(n)  Income may be received in additional securities and/or cash.

(o)  Perpetual security with no stated maturity date.

(p)  A portion or all of the security purchased on a delayed delivery basis.

(q)  The security is traded on a discount basis with no stated coupon rate.

(r) Security or a portion of the security has been segregated as collateral for securities sold short and open option contracts. At March 31, 2009, the value of securities and/or cash pledged amounted to $20,118,934.

(s)  The rate shown is the annualized seven-day yield at period end.

(t) At March 31, 2009, all repurchase agreements had been entered into on that date.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 21

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL BEACON FUND                                                   COUNTRY          RIGHTS              VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 80.9%
             AEROSPACE & DEFENSE 1.0%
             United Technologies Corp. ....................................    United States         860,930      $   37,002,771
                                                                                                                  --------------
             AIRLINES 0.1%
(a)          ACE Aviation Holdings Inc., A ................................       Canada             967,371           4,258,504
(a, b)       Northwest Airlines Corp., Contingent Distribution ............    United States      35,952,000              22,650
                                                                                                                  --------------
                                                                                                                       4,281,154
                                                                                                                  --------------
             AUTO COMPONENTS 0.0%(c)
(a, b, d)    Collins & Aikman Products Co., Contingent Distribution .......    United States       1,506,491              15,065
(a)          Dana Holding Corp. ...........................................    United States         714,631             328,730
(a, b, d)    Dana Holding Corp., Contingent Distribution ..................    United States      16,890,000                  --
                                                                                                                  --------------
                                                                                                                         343,795
                                                                                                                  --------------
             AUTOMOBILES 0.4%
             Daimler AG ...................................................       Germany            444,830          11,461,834
(a, e)       IACNA Investor LLC ...........................................    United States         225,943               2,260
(a, e, f)    International Automotive Components Group Brazil LLC .........       Brazil           2,846,329             909,383
(a, e, f)    International Automotive Components Group Japan LLC ..........        Japan             378,194             441,316
(a, e, f)    International Automotive Components Group LLC ................     Luxembourg        10,149,082             128,893
(a, e, f)    International Automotive Components Group NA LLC, A ..........    United States       6,469,827             746,618
                                                                                                                  --------------
                                                                                                                      13,690,304
                                                                                                                  --------------
             BEVERAGES 2.4%
             Brown-Forman Corp., A ........................................    United States         308,260          12,361,226
             Brown-Forman Corp., B ........................................    United States         530,337          20,592,986
             Carlsberg AS, A ..............................................       Denmark             74,900           3,257,218
             Carlsberg AS, B ..............................................       Denmark            577,744          23,683,097
(a)          Dr. Pepper Snapple Group Inc. ................................    United States       1,544,830          26,123,075
                                                                                                                  --------------
                                                                                                                      86,017,602
                                                                                                                  --------------
             BUILDING PRODUCTS 0.0%(c)
(a)          Armstrong World Industries Inc. ..............................    United States             757               8,335
                                                                                                                  --------------
             CHEMICALS 0.5%
(a, b, d)    Dow Corning Corp., Contingent Distribution ...................    United States      23,723,548           3,149,637
             Koninklijke DSM NV ...........................................     Netherlands          553,600          14,562,122
                                                                                                                  --------------
                                                                                                                      17,711,759
                                                                                                                  --------------
             COMMERCIAL BANKS 0.7%
             BNP Paribas SA ...............................................       France                 519              21,441
(a, e, g)    FE Capital Holdings Ltd. .....................................        Japan              35,242                  --
(a, e, g)    First Chicago Bancorp ........................................    United States       1,157,143           4,578,067
             Intesa Sanpaolo SpA ..........................................        Italy           7,552,024          20,777,458
(a, e)       NCB Warrant Holdings Ltd., A .................................        Japan             163,895                  --
                                                                                                                  --------------
                                                                                                                      25,376,966
                                                                                                                  --------------


                    22 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL BEACON FUND                                                   COUNTRY          RIGHTS              VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES 0.0%(c)
(a)          Comdisco Holding Co. Inc. ....................................    United States           1,223      $        8,910
(a, b)       Comdisco Holding Co. Inc., Contingent Distribution ...........    United States      49,575,000                  --
                                                                                                                  --------------
                                                                                                                           8,910
                                                                                                                  --------------
             COMPUTERS & PERIPHERALS 1.1%
(a, e, g)    DecisionOne Corp. ............................................    United States       1,142,353                  --
(a, e, g)    DecisionOne Corp., wts., 6/08/17 .............................    United States         627,237                  --
(a)          Dell Inc. ....................................................    United States       4,243,550          40,228,854
                                                                                                                  --------------
                                                                                                                      40,228,854
                                                                                                                  --------------
             CONSUMER FINANCE 1.3%
(a, e, g)    CB FIM Coinvestors LLC .......................................    United States      15,748,397          34,646,473
(a, e)       Cerberus CG Investor I LLC ...................................    United States      20,610,629           3,916,020
(a, e)       Cerberus CG Investor II LLC ..................................    United States      20,610,629           3,916,020
(a, e)       Cerberus CG Investor III LLC .................................    United States      10,305,315           1,958,010
(a, e)       Cerberus FIM Investors Holdco LLC ............................    United States      19,542,250           1,367,957
                                                                                                                  --------------
                                                                                                                      45,804,480
                                                                                                                  --------------
             CONTAINERS & PACKAGING 0.6%
             Temple-Inland Inc. ...........................................    United States       3,818,307          20,504,309
                                                                                                                  --------------
             DIVERSIFIED CONSUMER SERVICES 0.4%
             Hillenbrand Inc. .............................................    United States         889,128          14,234,939
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 0.0%(c)
             CIT Group Inc. ...............................................    United States           6,177              17,605
(a)          Fortis, rts., 7/01/14 ........................................       Belgium          2,978,030                  --
(a, b)       Marconi Corp., Contingent Distribution .......................    United Kingdom     42,651,300                  --
                                                                                                                  --------------
                                                                                                                          17,605
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 5.3%
(a, e, f)    AboveNet Inc. ................................................    United States         484,720          24,236,000
(a, e, f)    AboveNet Inc., stock grant, grant price $20.95, expiration
                date 9/09/13 ..............................................    United States             613               9,226
(a, e, f)    AboveNet Inc., wts., 9/08/10 .................................    United States          19,829             320,595
(a, b, d)    Global Crossing Holdings Ltd., Contingent Distribution .......    United States      60,632,757                  --
             Koninklijke (Royal) KPN NV ...................................     Netherlands        1,388,450          18,542,263
             Qwest Communications International Inc. ......................    United States      17,916,610          61,274,806
             Telefonica SA ................................................        Spain           2,524,533          50,336,788
(a)          tw telecom Inc., A ...........................................    United States       3,920,607          34,305,311
                                                                                                                  --------------
                                                                                                                     189,024,989
                                                                                                                  --------------
             ELECTRIC UTILITIES 2.2%
             E.ON AG ......................................................       Germany          1,698,600          47,465,464
             Exelon Corp. .................................................    United States         675,843          30,676,514
                                                                                                                  --------------
                                                                                                                      78,141,978
                                                                                                                  --------------


               Quarterly Statements of Investments | 23

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL BEACON FUND                                                   COUNTRY          RIGHTS              VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES 2.7%
(a)          Exterran Holding Inc. ........................................    United States       2,848,874      $   45,638,962
(a)          Transocean Ltd. ..............................................    United States         882,985          51,954,837
                                                                                                                  --------------
                                                                                                                      97,593,799
                                                                                                                  --------------
             FOOD & STAPLES RETAILING 2.2%
             CVS Caremark Corp. ...........................................    United States       2,868,194          78,846,653
                                                                                                                  --------------
             FOOD PRODUCTS 4.5%
             Cadbury PLC ..................................................    United Kingdom      2,878,407          21,764,777
(g)          Farmer Brothers Co. ..........................................    United States       1,033,896          18,403,349
             Groupe Danone ................................................        France            764,690          37,214,516
(a, h)       Marine Harvest ...............................................        Norway         72,384,735          22,814,611
             Nestle SA ....................................................     Switzerland        1,752,350          59,227,429
                                                                                                                  --------------
                                                                                                                     159,424,682
                                                                                                                  --------------
             HEALTH CARE PROVIDERS & SERVICES 1.7%
(a)          Community Health Systems Inc. ................................    United States       1,692,360          25,960,802
(a, e)       Kindred Healthcare Inc. ......................................    United States       1,652,279          23,466,493
(a)          Tenet Healthcare Corp. .......................................    United States       9,752,777          11,313,221
                                                                                                                  --------------
                                                                                                                      60,740,516
                                                                                                                  --------------
             HOTELS, RESTAURANTS & LEISURE 0.1%
             Enterprise Inns PLC ..........................................    United Kingdom      4,232,485           4,129,483
(a)          Trump Entertainment Resorts Inc. .............................    United States         408,933              32,715
                                                                                                                  --------------
                                                                                                                       4,162,198
                                                                                                                  --------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.3%
             Constellation Energy Group ...................................    United States       2,216,306          45,788,882
                                                                                                                  --------------
             INDUSTRIAL CONGLOMERATES 3.3%
             Koninklijke Philips Electronics NV ...........................     Netherlands        1,191,297          17,522,430
(f)          Orkla ASA ....................................................        Norway          8,348,283          57,341,541
             Siemens AG ...................................................       Germany            738,980          42,418,263
                                                                                                                  --------------
                                                                                                                     117,282,234
                                                                                                                  --------------
             INSURANCE 9.3%
             ACE Ltd. .....................................................    United States         869,890          35,143,556
(a)          Alleghany Corp. ..............................................    United States         176,463          47,791,491
(a)          Berkshire Hathaway Inc., A ...................................    United States             741          64,244,700
(a)          Berkshire Hathaway Inc., B ...................................    United States          10,755          30,329,100
(a, e)       Olympus Re Holdings Ltd. .....................................    United States         106,700             238,229
(a, e)       Symetra Financial ............................................    United States       4,450,920          67,698,493
             White Mountains Insurance Group Ltd. .........................    United States         383,121          65,862,331
             Zurich Financial Services AG .................................     Switzerland          114,650          18,136,552
                                                                                                                  --------------
                                                                                                                     329,444,452
                                                                                                                  --------------


                    24 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS
             MUTUAL BEACON FUND                                                   COUNTRY         /RIGHTS              VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             INTERNET SOFTWARE & SERVICES 0.5%
(a)          Yahoo! Inc. ..................................................    United States       1,390,550      $   17,812,946
                                                                                                                  --------------
             IT SERVICES 1.8%
(a, h)       Alliance Data Systems Corp. ..................................    United States       1,115,230          41,207,749
(a)          DST Systems Inc. .............................................    United States         644,049          22,296,976
                                                                                                                  --------------
                                                                                                                      63,504,725
                                                                                                                  --------------
             LEISURE EQUIPMENT & PRODUCTS 1.5%
             Eastman Kodak Co. ............................................    United States       4,062,175          15,436,265
             Mattel Inc. ..................................................    United States       3,330,392          38,399,420
                                                                                                                  --------------
                                                                                                                      53,835,685
                                                                                                                  --------------
             MACHINERY 0.3%
(a, e)       Motor Coach Industries International Inc., wts., 5/27/09 .....    United States               6                  --
             Parker Hannifin Corp. ........................................    United States         284,510           9,667,650
                                                                                                                  --------------
                                                                                                                       9,667,650
                                                                                                                  --------------
             MARINE 0.7%
             A.P. Moller - Maersk AS ......................................       Denmark              5,611          24,600,877
                                                                                                                  --------------
             MEDIA 8.8%
(a)          Adelphia Recovery Trust ......................................    United States      48,268,724             772,300
(a, b)       Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
                Contingent Distribution ...................................    United States       6,161,087             523,692
(a, b)       Century Communications Corp., Contingent Distribution ........    United States      16,986,000                  --
             Comcast Corp., A .............................................    United States       8,218,025         105,765,982
             News Corp., A ................................................    United States      10,660,157          70,570,239
(i)          Time Warner Cable Inc. .......................................    United States       1,344,827          33,351,701
             Time Warner Inc. .............................................    United States       2,145,513          41,408,407
(a, d)       TVMAX Holdings Inc. ..........................................    United States         133,855                  --
(a)          Viacom Inc., B ...............................................    United States       1,837,340          31,932,969
             Virgin Media Inc. ............................................   United Kingdom       5,915,097          28,392,466
                                                                                                                  --------------
                                                                                                                     312,717,756
                                                                                                                  --------------
             METALS & MINING 0.8%
             ArcelorMittal, N.Y. shs., A ..................................     Netherlands          721,890          14,466,675
             Cliffs Natural Resources Inc. ................................    United States         708,280          12,862,365
(a, e, g)    PMG LLC ......................................................    United States          29,737           2,260,016
                                                                                                                  --------------
                                                                                                                      29,589,056
                                                                                                                  --------------
             MULTI-UTILITIES 0.0%
(a, b)       NorthWestern Corp., Contingent Distribution ..................    United States      11,805,000                  --
                                                                                                                  --------------
             MULTI-UTILITIES & UNREGULATED POWER 0.2%
(a)          NRG Energy Inc. ..............................................    United States         402,594           7,085,654
                                                                                                                  --------------


                    Quarterly Statements of Investments | 25

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS
             MUTUAL BEACON FUND                                                   COUNTRY         /RIGHTS              VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             OIL & GAS & CONSUMABLE FUELS 0.5%
             Noble Energy Inc. ............................................    United States         315,910      $   17,021,231
                                                                                                                  --------------
             PAPER & FOREST PRODUCTS 3.9%
(a)          Domtar Corp. .................................................    United States      27,517,025          26,141,174
             International Paper Co. ......................................    United States       3,048,340          21,460,313
             MeadWestvaco Corp. ...........................................    United States       1,560,233          18,707,194
             Weyerhaeuser Co. .............................................    United States       2,583,085          71,215,653
                                                                                                                  --------------
                                                                                                                     137,524,334
                                                                                                                  --------------
             PHARMACEUTICALS 6.2%
(a, j)       Mylan Inc. ...................................................    United States         720,000           9,655,200
             Novartis AG ..................................................     Switzerland        1,185,468          44,857,234
             Schering-Plough Corp. ........................................    United States       2,403,520          56,602,896
             Wyeth ........................................................    United States       2,519,570         108,442,293
                                                                                                                  --------------
                                                                                                                     219,557,623
                                                                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 0.6%
             Alexander's Inc. .............................................    United States          38,800           6,610,744
             Ventas Inc. ..................................................    United States         608,900          13,767,229
                                                                                                                  --------------
                                                                                                                      20,377,973
                                                                                                                  --------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.4%
(a, d)       Canary Wharf Group PLC .......................................   United Kingdom      10,069,634          38,690,313
(a)          The St. Joe Co. ..............................................    United States         726,998          12,169,946
                                                                                                                  --------------
                                                                                                                      50,860,259
                                                                                                                  --------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
(a)          LSI Corp. ....................................................    United States      10,548,673          32,067,966
                                                                                                                  --------------
             SOFTWARE 3.1%
             Microsoft Corp. ..............................................    United States       5,940,840         109,133,231
                                                                                                                  --------------
             TOBACCO 8.6%
             Altria Group Inc. ............................................    United States       3,039,868          48,698,685
             British American Tobacco PLC .................................   United Kingdom       2,620,106          60,637,966
             Imperial Tobacco Group PLC ...................................   United Kingdom       3,583,024          80,558,266
             Japan Tobacco Inc. ...........................................        Japan              12,406          32,806,254
             KT&G Corp. ...................................................     South Korea           69,985           3,876,030
             Lorillard Inc. ...............................................    United States         652,700          40,297,698
             Reynolds American Inc. .......................................    United States       1,143,934          40,998,595
                                                                                                                  --------------
                                                                                                                     307,873,494
                                                                                                                  --------------


                    26 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS
             MUTUAL BEACON FUND                                                   COUNTRY         /RIGHTS              VALUE
             ------------------                                              ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             TRANSPORTATION INFRASTRUCTURE 0.0%(c)
(a)          Groupe Eurotunnel SA .........................................        France             14,883      $       79,029
(a)          Groupe Eurotunnel SA, wts., 12/30/11 .........................        France          1,570,655             198,079
                                                                                                                  --------------
                                                                                                                         277,108
                                                                                                                  --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $4,088,049,289)                                                                              2,879,189,734
                                                                                                                  --------------
             PREFERRED STOCKS 0.9%
             AUTO COMPONENTS 0.0%(c)
(e)          Dana Holding Corp., 4.00%, cvt. pfd., B ......................    United States          60,625             575,938
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 0.9%
             Citigroup Inc., 8.125%, pfd., AA .............................    United States       1,403,293          21,442,317
             Citigroup Inc., 8.50% pfd., F ................................    United States         677,100          10,312,233
                                                                                                                  --------------
                                                                                                                      31,754,550
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(c)
(a, e)       PTV Inc., 10.00%, pfd., A ....................................   United Kingdom         114,246              32,560
                                                                                                                  --------------
             TOTAL PREFERRED STOCKS (COST $23,426,341) ....................                                           32,363,048
                                                                                                                  --------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(k)
                                                                                               -------------
             CORPORATE BONDS & NOTES 3.7%
(l)          Calpine Corp., Exit Term Loan, FRN, 4.335%, 3/29/14 ..........    United States      31,686,723          24,290,947
(e, o)       Cerberus CG Investor I LLC, 12.00%, 7/31/14 ..................    United States      18,089,600           3,437,024
(e, o)       Cerberus CG Investor II LLC, 12.00%, 7/31/14 .................    United States      18,089,600           3,437,024
(e, o)       Cerberus CG Investor III LLC, 12.00%, 7/31/14 ................    United States       9,044,800           1,718,512
(e, o)       Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 ..........    United States      58,615,106           4,103,057
(g)          DecisionOne Corp.,
(e)             12.00%, 4/15/10 ...........................................    United States       1,485,437           1,485,437
(d, l)          FRN, 5.50%, 5/12/09 .......................................    United States         263,439             263,439
(l)          First Data Corp., Term Loan, FRN, 3.272%, 9/24/14,
                B-1 .......................................................    United States       6,967,034           4,719,734
                B-2 .......................................................    United States       6,891,219           4,664,067
                B-3 .......................................................    United States       1,725,342           1,167,361
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 ........................................        France             21,700 EUR          24,486
                T2, 3.00%, 7/28/09 ........................................        France             24,211 GBP          34,738
                T3, 3.00%, 7/28/10 ........................................        France          5,574,500 EUR       6,290,126
                T3, 3.00%, 7/28/10 ........................................        France          5,182,586 GBP       7,435,975
(m)          Indianapolis Downs LLC, 144A,
                senior secured note, 11.00%, 11/01/12 .....................    United States       6,400,000           3,456,000
(n)             senior secured sub. note, PIK, 15.50%, 11/01/13 ...........    United States      25,087,755           8,906,153
(d, f, l)    International Automotive Components Group NA Inc., Revolver,
                FRN, 5.75%, 1/18/14 .......................................    United States       1,283,013           1,283,013
(e, f, o)    International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ...................................................    United States       1,947,800             614,392


                    Quarterly Statements of Investments | 27

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
             MUTUAL BEACON FUND                                                   COUNTRY         AMOUNT(k)            VALUE
             ------------------                                              ----------------  -------------      --------------

             CORPORATE BONDS & NOTES (CONTINUED)
(e, f, l)    Pontus I LLC, junior note, 144A, FRN, 5.283%, 7/24/09 ........    United States      22,514,911      $   22,504,443
(e, f, l)    Pontus II Trust, junior profit-participating note, 144A, FRN,
                8.256%, 6/25/09 ...........................................    United States       3,570,881             998,996
(l)          Realogy Corp., FRN,
                2.768%, 4/10/13 ...........................................    United States      10,991,440           5,165,977
                Delayed Draw Term B Loan, 3.518%, 10/10/13 ................    United States         855,987             494,654
                Initial Term Loan B, 3.518%, 10/10/13 .....................    United States       4,720,704           2,727,977
                Synthetic Letter of Credit, 0.312%, 10/10/13 ..............    United States       1,270,917             734,431
(l)          Texas Competitive Electric Holdings Co. LLC, FRN,
                4.033%, 10/10/14 ..........................................    United States       3,433,707           2,278,052
                Initial Tranche B-1 Term Loan, 4.033%, 10/10/14 ...........    United States      22,001,300          14,584,112
                Term Loan B3, 4.033%, 10/10/14 ............................    United States       5,159,254           3,414,322
(d, n)       TVMAX Holdings Inc., PIK,
                11.50%, 6/30/09 ...........................................    United States         645,921             200,171
                14.00%, 6/30/09 ...........................................    United States       1,023,264             312,607
                                                                                                                  --------------
             TOTAL CORPORATE BONDS & NOTES
                (COST $293,902,338)                                                                                  130,747,227
                                                                                                                  --------------
             CORPORATE BONDS & NOTES IN REORGANIZATION 1.7%
(l)          Charter Communications Operating LLC, FRN,
                10.50%, 3/06/14 ...........................................    United States       5,137,254           4,777,646
                Term Loan B, 5.18%, 3/06/14 ...............................    United States      29,817,099          24,474,859
(l)          Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 8.50%, 9/19/09 ...................    United States       2,645,286           2,590,582
                Second Lien DIP Trust A Term Loan, 12.75%, 9/19/09 ........    United States       3,563,872           2,860,007
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 ........    United States       2,178,341           1,851,590
                Second Lien Senior Secured Term Loan, 11.00%, 12/01/08 ....    United States       2,937,151           2,305,663
(d, o)          Third Lien Senior Secured Term Loan, 15.649%, 12/01/08 ....    United States      33,683,621           1,825,652
(d, o)       Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ......    United States          50,000                 250
(l)          Smurfit-Stone Container Canada Inc., Term Loan C-1, FRN,
                2.44%, 11/01/11 ...........................................       Canada           3,245,737           2,181,746
(l)          Smurfit-Stone Container Enterprises, FRN,
                2.44%, 11/01/11 ...........................................    United States       6,762,587           4,545,730
                2.44%, 11/01/11 ...........................................    United States      12,316,696           8,279,135
                L/C Deposit-Funded CMMT, 1.313%, 11/01/10 .................    United States       4,906,643           3,298,187
(o)          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............    United States      17,380,260           1,477,322
                                                                                                                  --------------
             TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $104,001,714) .......................................                                           60,468,369
                                                                                                                  --------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $4,509,379,682) .....................................                                        3,102,768,378
                                                                                                                  --------------


                    28 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS
             MUTUAL BEACON FUND                                                   COUNTRY         /RIGHTS              VALUE
             ------------------                                              ----------------  -------------      --------------
             SHORT TERM INVESTMENTS 12.3%
             U.S. GOVERNMENT AND AGENCY SECURITIES 12.0%
(p)          FHLB, 4/01/09 - 9/01/09 ......................................    United States     123,900,000      $  123,830,340
(i, p)       U.S. Treasury Bills,
                6/25/09 ...................................................    United States      40,000,000          39,985,840
                8/27/09 ...................................................    United States      45,000,000          44,948,205
                9/03/09 ...................................................    United States      45,000,000          44,935,110
                4/02/09 - 9/24/09 .........................................    United States     175,000,000         174,877,785
                                                                                                                  --------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $427,641,373) .......................................                                          428,577,280
                                                                                                                  --------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $4,937,021,055) ...............                                        3,531,345,658
                                                                                                                  --------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.2%
             MONEY MARKET FUNDS (COST $7,132,700) 0.2%
(q)          Bank of New York Institutional Cash Reserve Fund, 0.15% ......    United States       7,132,700           6,990,046
                                                                                                                  --------------
             REPURCHASE AGREEMENTS (COST $3,000,000) 0.1%
(r)          Credit Suisse Securities (USA) LLC, 0.15%, 4/01/09
                (Maturity Value $3,000,013) Collateralized by
(p)             U.S. Treasury Bills, 7/02/09 ..............................    United States       3,000,000           3,000,000
                                                                                                                  --------------
             TOTAL INVESTMENTS (COST $4,947,153,755) 99.5% ................                                        3,541,335,704
             OPTIONS WRITTEN (0.0)%(c) ....................................                                             (828,000)
             SECURITIES SOLD SHORT (1.9)% .................................                                          (68,640,510)
             NET UNREALIZED APPRECIATION/(DEPRECIATION) ON
                FORWARD EXCHANGE CONTRACTS (0.1)% .........................                                           (1,865,293)
             OTHER ASSETS, LESS LIABILITIES 2.5% ..........................                                           88,044,850
                                                                                                                  --------------
             NET ASSETS 100.0% ............................................                                       $3,558,046,751
                                                                                                                  ==============
             OPTIONS WRITTEN (PREMIUMS RECEIVED $514,297) 0.0%(c)
             CALL OPTIONS 0.0%(c)
             PHARMACEUTICALS 0.0%(c)
             Mylan Inc., Apr. 12.5 Calls, 4/18/09 .........................    United States           7,200             828,000
                                                                                                                  --------------


                    Quarterly Statements of Investments | 29

Franklin Mutual Series Funds

             MUTUAL BEACON FUND                                                   COUNTRY         SHARESS              VALUE
             ------------------                                              ----------------  -------------      --------------
             SECURITIES SOLD SHORT 1.9%
             DIVERSIFIED FINANCIAL SERVICES 1.1%
             Citigroup Inc. ...............................................    United States      15,188,400      $   38,426,652
                                                                                                                  --------------
             PHARMACEUTICALS 0.8%
             Merck & Co. Inc. .............................................    United States         812,755          21,741,196
             Pfizer Inc. ..................................................    United States         622,075           8,472,662
                                                                                                                  --------------
                                                                                                                      30,213,858
                                                                                                                  --------------
             TOTAL SECURITIES SOLD SHORT
                (PROCEEDS $49,584,223) ....................................                                       $   68,640,510
                                                                                                                  --------------

See Abbreviations on page 74.

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2009, the aggregate value of these securities was $45,740,147, representing 1.28% of net assets.

(e)  See Note 5 regarding restricted and illiquid securities.

(f)  See Note 7 regarding other considerations.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h)  A portion or all of the security is on loan at March 31, 2009.

(i) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2009, the value of securities and/or cash pledged amounted to $82,676,300.

(j) A portion or all of the security is held in connection with written option contracts open at period end.

(k)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(l)  The coupon rate shown represents the rate at period end.

(m) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $12,362,153, representing 0.35% of net assets.

(n)  Income may be received in additional securities and/or cash.

(o) Defaulted security or security for which income has been deemed uncollectible.

(p)  The security is traded on a discount basis with no stated coupon rate.

(q)  The rate shown is the annualized seven-day yield at period end.

(r) At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    30 | Quarterly Statements of Investments

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL DISCOVERY FUND                                                COUNTRY          RIGHTS             VALUE
             ---------------------                                            ---------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 50.6%
             AIRLINES 0.1%
(a)          ACE Aviation Holdings Inc., A ................................        Canada          1,341,927      $    5,907,352
(a)          Delta Air Lines Inc. .........................................    United States           5,719              32,198
(a, b)       Northwest Airlines Corp., Contingent Distribution ............    United States      69,160,000              43,571
                                                                                                                  --------------
                                                                                                                       5,983,121
                                                                                                                  --------------
             AUTO COMPONENTS 0.0%(c)
(a, b, d)    Collins & Aikman Products Co., Contingent Distribution .......    United States       1,967,769              19,678
(a)          Dana Holding Corp. ...........................................    United States       1,058,904             487,096
(a, b, d)    Dana Holding Corp., Contingent Distribution ..................    United States      25,003,000                  --
                                                                                                                  --------------
                                                                                                                         506,774
                                                                                                                  --------------
             AUTOMOBILES 0.0%(c)
(a, e, f)    IACNA Investor LLC ...........................................    United States         402,771               4,028
(a, e, g)    International Automotive Components Group Brazil LLC .........       Brazil           3,819,425           1,220,281
(a, e, f, g) International Automotive Components Group Japan LLC ..........        Japan             650,533             759,108
(a, e, g)    International Automotive Components Group LLC ................     Luxembourg        13,618,870             172,960
(a, e, g)    International Automotive Components Group NA LLC, A ..........    United States      11,533,276           1,330,940
                                                                                                                  --------------
                                                                                                                       3,487,317
                                                                                                                  --------------
             BEVERAGES 4.8%
             Brown-Forman Corp., A ........................................    United States         143,200           5,742,320
             Brown-Forman Corp., B ........................................    United States         525,362          20,399,806
             Carlsberg AS, A ..............................................       Denmark            113,300           4,927,141
             Carlsberg AS, B ..............................................       Denmark          4,089,551         167,640,395
(a)          Dr. Pepper Snapple Group Inc. ................................    United States       4,420,669          74,753,513
             Fomento Economico Mexicano SAB de CV, ADR ....................        Mexico          3,150,684          79,428,744
(h)          Pernod Ricard SA .............................................        France          3,540,106         197,261,114
                                                                                                                  --------------
                                                                                                                     550,153,033
                                                                                                                  --------------
             BUILDING PRODUCTS 0.3%
             KCC Corp .....................................................     South Korea          160,170          35,261,763
                                                                                                                  --------------
             CAPITAL MARKETS 0.1%
             Marfin Investment Group Holdings SA ..........................       Greece           4,581,317          16,542,219
                                                                                                                  --------------
             CHEMICALS 0.6%
(a, b, d)    Dow Corning Corp., Contingent Distribution ...................    United States      14,735,153           2,857,538
             Sika AG ......................................................     Switzerland           85,406          63,388,731
                                                                                                                  --------------
                                                                                                                      66,246,269
                                                                                                                  --------------
             COMMERCIAL BANKS 0.6%
             BNP Paribas SA ...............................................       France             993,309          41,035,381
(a, e, f)    FE Capital Holdings Ltd. .....................................        Japan              29,212                  --
             Intesa Sanpaolo SpA ..........................................        Italy           9,756,274          26,841,887
(a)          Investors Bancorp Inc. .......................................    United States           1,775              15,034
(a, e)       NCB Warrant Holdings Ltd., A .................................        Japan             135,864                  --
                                                                                                                  --------------
                                                                                                                      67,892,302
                                                                                                                  --------------

                    Quarterly Statements of Investments | 31

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL DISCOVERY FUND                                                COUNTRY          RIGHTS             VALUE
             ---------------------                                            ---------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES 0.1%
(a)          Comdisco Holding Co. Inc. ....................................    United States             929      $        6,768
(a, b)       Comdisco Holding Co. Inc., Contingent Distribution ...........    United States      37,660,000                  --
             Fursys Inc. ..................................................     South Korea          547,260           8,204,618
                                                                                                                  --------------
                                                                                                                       8,211,386
                                                                                                                  --------------
             COMPUTERS & PERIPHERALS 0.1%
(a, e)       DecisionOne Corp .............................................    United States         359,884                  --
(a, e)       DecisionOne Corp., wts., 6/08/17 .............................    United States         197,603                  --
(a)          Dell Inc. ....................................................    United States       1,363,070          12,921,904
                                                                                                                  --------------
                                                                                                                      12,921,904
                                                                                                                  --------------
             CONSTRUCTION MATERIALS 0.4%
             Ciments Francais SA ..........................................       France             399,572          29,194,967
             Hanil Cement Co. Ltd. ........................................     South Korea          296,309          14,771,781
                                                                                                                  --------------
                                                                                                                      43,966,748
                                                                                                                  --------------
             CONSUMER FINANCE 0.1%
(a, e)       Cerberus CG Investor I LLC ...................................    United States       9,005,073           1,710,964
(a, e)       Cerberus CG Investor II LLC ..................................    United States       9,005,073           1,710,964
(a, e)       Cerberus CG Investor III LLC .................................    United States       4,502,537             855,482
(a, e)       Cerberus FIM Investors Holdco LLC ............................    United States      29,877,000           2,091,390
                                                                                                                  --------------
                                                                                                                       6,368,800
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 1.0%
(a)          Athris Holding AG ............................................     Switzerland           15,279          10,836,884
(a)          Athris Holding AG, Put Options, 4/24/09 ......................     Switzerland          158,591           1,184,035
(h)          Deutsche Boerse AG ...........................................       Germany          1,404,621          84,617,104
             Guinness Peat Group PLC ......................................   United Kingdom      30,515,624          13,188,059
(a, b)       Marconi Corp., Contingent Distribution .......................   United Kingdom      33,909,700                  --
                                                                                                                  --------------
                                                                                                                     109,826,082
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
(a, e, g)    AboveNet Inc. ................................................    United States        366,651           18,332,550
(a, e, g)    AboveNet Inc., stock grant, grant price $20.95,
                expiration date 9/09/13 ...................................    United States            464                6,983
(a, e, g)    AboveNet Inc., wts., 9/08/10 .................................    United States         14,911              241,081
(a, b, d)    Global Crossing Holdings Ltd., Contingent Distribution .......    United States     45,658,716                   --
(h)          Koninklijke (Royal) KPN NV ...................................     Netherlands       6,584,679           87,936,080
                                                                                                                  --------------
                                                                                                                     106,516,694
                                                                                                                  --------------
             ELECTRIC UTILITIES 1.9%
(h)          E.ON AG ......................................................       Germany         6,079,540          169,885,899
             Union Electrica Fenosa SA ....................................        Spain          2,126,842           50,820,887
                                                                                                                  --------------
                                                                                                                     220,706,786
                                                                                                                  --------------


                    32 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL DISCOVERY FUND                                                COUNTRY          RIGHTS             VALUE
             ---------------------                                            ---------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES 3.0%
(i)          Bourbon SA ...................................................       France           1,031,595      $   33,674,586
(a)          BW Offshore Ltd. .............................................       Norway          18,666,535          11,100,791
(a)          Compagnie Generale de Geophysique SA .........................       France           2,902,660          33,708,502
(a, f)       Dockwise Ltd. ................................................       Norway          12,379,100          10,490,451
(a)          Petroleum Geo-Services ASA ...................................       Norway           1,796,568           7,532,220
(a)          Pride International Inc. .....................................    United States       2,855,610          51,343,868
             Seadrill Ltd. ................................................       Bermuda         10,795,821         104,969,625
(a)          Transocean Ltd. ..............................................    United States       1,544,674          90,888,618
                                                                                                                  --------------
                                                                                                                     343,708,661
                                                                                                                  --------------
             FOOD & STAPLES RETAILING 0.8%
(h)          Carrefour SA .................................................       France           2,249,735          87,803,779
                                                                                                                  --------------
             FOOD PRODUCTS 5.6%
(h)          Cadbury PLC ..................................................   United Kingdom       9,744,198          73,679,745
             Cermaq ASA ...................................................       Norway           1,259,560           5,655,305
(f)          CSM NV .......................................................     Netherlands        4,036,926          47,095,059
(f)          Farmer Brothers Co ...........................................    United States         904,637          16,102,539
(h)          Groupe Danone ................................................       France           4,785,342         232,884,162
(a)          Lighthouse Caledonia ASA .....................................       Norway           1,401,289              22,917
(a)          Lighthouse Caledonia ASA, rts., 5/08/09 ......................       Norway           1,401,289             104,166
             Lotte Confectionary Co. Ltd. .................................     South Korea           52,189          39,121,335
(a, f, i)    Marine Harvest ...............................................       Norway         178,709,281          56,326,554
             Nestle SA ....................................................     Switzerland        2,321,790          78,473,851
             Nong Shim Co. Ltd. ...........................................     South Korea          210,569          32,948,099
             Premier Foods PLC ............................................   United Kingdom      89,375,182          43,920,665
             Rieber & Son ASA .............................................       Norway           3,605,065          21,974,914
                                                                                                                  --------------
                                                                                                                     648,309,311
                                                                                                                  --------------
             HEALTH CARE PROVIDERS & SERVICES 0.7%
(a, e)       Kindred Healthcare Inc. ......................................    United States       1,144,480          16,254,477
             Rhoen-Klinikum AG ............................................       Germany          3,163,170          58,787,512
                                                                                                                  --------------
                                                                                                                      75,041,989
                                                                                                                  --------------
             HOTELS, RESTAURANTS & LEISURE 0.0%(c)
(a)          Trump Entertainment Resorts Inc. .............................    United States         383,593              30,688
                                                                                                                  --------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.0%(c)
(a)          NRG Energy Inc. ..............................................    United States          13,306             234,186
                                                                                                                  --------------
             INDUSTRIAL CONGLOMERATES 3.7%
             Jardine Matheson Holdings Ltd. ...............................      Hong Kong         4,120,069          74,985,256
             Jardine Strategic Holdings Ltd. ..............................      Hong Kong         9,657,583          95,610,071
             Keppel Corp. Ltd. ............................................      Singapore        17,381,344          57,254,041
             Koninklijke Philips Electronics NV ...........................     Netherlands          272,485           4,007,900
(g)          Orkla ASA ....................................................       Norway          20,568,718         141,279,589
             Siemens AG ...................................................       Germany          1,005,019          57,689,194
                                                                                                                  --------------
                                                                                                                     430,826,051
                                                                                                                  --------------


                    Quarterly Statements of Investments | 33

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL DISCOVERY FUND                                                COUNTRY          RIGHTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             INSURANCE 3.3%
             ACE Ltd. .....................................................    United States         560,010      $   22,624,404
(a)          Alleghany Corp. ..............................................    United States          78,076          21,145,296
(a)          Berkshire Hathaway Inc., A ...................................    United States             853          73,955,100
(a)          Berkshire Hathaway Inc., B ...................................    United States          48,390         136,459,800
             E-L Financial Corp. Ltd. .....................................       Canada             177,619          50,719,505
(a, e, f)    Imagine Group Holdings Ltd. ..................................       Bermuda          4,551,501          37,276,793
             Old Republic International Corp. .............................    United States       1,246,689          13,489,175
(a, e)       Olympus Re Holdings Ltd. .....................................    United States          47,160             105,294
             White Mountains Insurance Group Ltd. .........................    United States         172,815          29,708,627
                                                                                                                  --------------
                                                                                                                     385,483,994
                                                                                                                  --------------
             MACHINERY 1.2%
(a, e)       Motor Coach Industries International Inc., wts., 5/27/09 .....    United States               5                  --
             Schindler Holding AG .........................................     Switzerland        2,263,002         106,839,137
             Schindler Holding AG, Registered .............................     Switzerland          659,880          30,139,447
                                                                                                                  --------------
                                                                                                                     136,978,584
                                                                                                                  --------------
             MEDIA 2.1%
(a)          Adelphia Recovery Trust ......................................    United States      45,477,593             727,642
(a, b)       Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
                Contingent Distribution ...................................    United States       5,538,790             470,797
(a, b)       Century Communications Corp., Contingent Distribution ........    United States      15,282,000                  --
             CJ CGV Co. Ltd. ..............................................     South Korea          849,040          10,473,584
             Daekyo Co. Ltd. ..............................................     South Korea        3,675,700          12,011,130
             Eutelsat Communications ......................................       France           8,194,444         174,049,983
             JC Decaux SA .................................................       France           3,609,363          40,822,977
(a, d)       TVMAX Holdings Inc. ..........................................    United States         118,432                  --
             Virgin Media Inc. ............................................   United Kingdom         983,718           4,721,846
                                                                                                                  --------------
                                                                                                                     243,277,959
                                                                                                                  --------------
             METALS & MINING 0.0%(c)
             ArcelorMittal ................................................     Netherlands          170,570           3,458,744
                                                                                                                  --------------
             MULTI-UTILITIES 1.5%
(h)          GDF Suez .....................................................       France           2,008,006          68,906,480
(a, b)       NorthWestern Corp., Contingent Distribution ..................    United States       9,790,000                  --
(h)          RWE AG .......................................................       Germany          1,471,000         103,710,681
(a)          Suez Environnement SA ........................................       France             106,367           1,563,814
                                                                                                                  --------------
                                                                                                                     174,180,975
                                                                                                                  --------------
             MULTILINE RETAIL 0.2%
             Jelmoli Holding AG ...........................................     Switzerland           95,120          28,448,274
                                                                                                                  --------------
             OIL, GAS & CONSUMABLE FUELS 0.8%
             BP PLC .......................................................   United Kingdom       5,264,794          35,616,765
             BP PLC, ADR ..................................................   United Kingdom         180,900           7,254,090
             Total SA, B ..................................................       France             510,684          25,371,642


                    34 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL DISCOVERY FUND                                                COUNTRY          RIGHTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
             Total SA, B, ADR .............................................       France             417,296      $   20,472,542
                                                                                                                  --------------
                                                                                                                      88,715,039
                                                                                                                  --------------
             PAPER & FOREST PRODUCTS 0.3%
             Mondi Ltd. ...................................................   United Kingdom         271,000             789,327
             Weyerhaeuser Co. .............................................    United States       1,148,084          31,652,676
                                                                                                                  --------------
                                                                                                                      32,442,003
                                                                                                                  --------------
             PERSONAL PRODUCTS 0.2%
             Amorepacific Corp. ...........................................     South Korea           64,004          28,414,133
                                                                                                                  --------------
             PHARMACEUTICALS 1.2%
             Schering-Plough Corp. ........................................    United States       2,924,690          68,876,450
             Wyeth ........................................................    United States       1,532,904          65,976,188
                                                                                                                  --------------
                                                                                                                     134,852,638
                                                                                                                  --------------
             PROFESSIONAL SERVICES 0.4%
             Teleperformance ..............................................       France           1,872,757          51,511,677
                                                                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.7%
             Link REIT ....................................................      Hong Kong        91,136,430         180,145,683
             Ventas Inc. ..................................................    United States         516,500          11,678,065
                                                                                                                  --------------
                                                                                                                     191,823,748
                                                                                                                  --------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
(a, d)       Canary Wharf Group PLC .......................................   United Kingdom       5,400,183          20,748,993
             Great Eagle Holdings Ltd. ....................................      Hong Kong        12,911,868          16,992,698
             Swire Pacific Ltd., A ........................................      Hong Kong         9,379,950          62,569,711
             Swire Pacific Ltd., B ........................................      Hong Kong        13,605,000          17,483,604
                                                                                                                  --------------
                                                                                                                     117,795,006
                                                                                                                  --------------
             SOFTWARE 0.6%
(h)          Microsoft Corp. ..............................................    United States       3,689,020          67,767,297
                                                                                                                  --------------
             TOBACCO 11.1%
             Altria Group Inc. ............................................    United States       2,750,018          44,055,288
(h)          British American Tobacco PLC .................................   United Kingdom      16,023,993         370,848,488
(h)          Imperial Tobacco Group PLC ...................................   United Kingdom      14,003,829         314,852,535
             ITC Ltd. .....................................................        India          15,068,790          55,066,490
             Japan Tobacco Inc. ...........................................        Japan              41,878         110,741,601
             KT&G Corp. ...................................................     South Korea        1,759,977          97,474,073
(h)          Lorillard Inc. ...............................................    United States       3,517,100         217,145,754
             Philip Morris International Inc. .............................    United States       1,213,908          43,190,847
(h)          Reynolds American Inc. .......................................    United States         669,590          23,998,105
                                                                                                                  --------------
                                                                                                                   1,277,373,181
                                                                                                                  --------------


                    Quarterly Statements of Investments | 35

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL DISCOVERY FUND                                                COUNTRY          RIGHTS              VALUE
             ---------------------                                           ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS 0.2%
(f)          Kloeckner & Co. SE ...........................................       Germany          2,511,604      $   25,072,839
                                                                                                                  --------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(c)
(a)          Groupe Eurotunnel SA .........................................       France               7,050              37,435
(a)          Groupe Eurotunnel SA, wts., 12/30/11 .........................       France             200,763              25,319
                                                                                                                  --------------
                                                                                                                          62,754
                                                                                                                  --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $6,700,732,019) .....................................                                        5,828,204,708
                                                                                                                  --------------
             PREFERRED STOCKS 0.0%(c)
             AUTO COMPONENTS 0.0%(c)
(e)          Dana Holding Corp., 4.00%, cvt. pfd., B ......................    United States          89,831             853,394
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(c)
(a, e)       PTV Inc., 10.00%, pfd., A ....................................   United Kingdom          86,280              24,590
                                                                                                                  --------------
             TOTAL PREFERRED STOCKS (COST $9,037,456) .....................                                              877,984
                                                                                                                  --------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(j)
                                                                                               -------------
             CORPORATE BONDS & NOTES 4.3%
(k)          BP Capital Markets PLC, FRN, 2.32%, 3/17/11 ..................   United Kingdom      97,708,000          97,411,456
(k)          Calpine Corp., Exit Term Loan, FRN, 4.335%, 3/29/14 ..........    United States      41,796,738          32,041,254
(e, o)       Cerberus CG Investor I LLC, 12.00%, 7/31/14 ..................    United States       7,903,600           1,501,684
(e, o)       Cerberus CG Investor II LLC, 12.00%, 7/31/14 .................    United States       7,903,600           1,501,684
(e, o)       Cerberus CG Investor III LLC, 12.00%, 7/31/14 ................    United States       3,951,800             750,842
(e, o)       Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 ..........    United States      89,613,199           6,272,924
             ConocoPhillips, senior note, 8.75%, 5/25/10 ..................    United States       7,904,000           8,455,328
             DecisionOne Corp.,
(e)             12.00%, 4/15/10 ...........................................    United States         467,969             467,969
(d, k)          FRN, 5.50%, 5/12/09 .......................................    United States          82,993              82,993
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                 T2, 3.00%, 7/28/09 .......................................       France               9,600 EUR          10,832
                 T2, 3.00%, 7/28/09 .......................................       France              11,935 GBP          17,124
                 T3, 3.00%, 7/28/10 .......................................       France           7,220,400 EUR       8,147,319
                 T3, 3.00%, 7/28/10 .......................................       France           4,866,820 GBP       6,982,914
(d, g, k)    International Automotive Components Group NA Inc.,
                Revolver, FRN, 5.75%, 1/18/14 .............................    United States       2,287,131           2,287,131
(e, g, o)    International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ...................................................    United States       3,472,200           1,095,231
(k)          JPMorgan Chase & Co., senior note, C, FRN, 1.352%,
                12/21/11 ..................................................    United States      30,489,000          27,678,677
(e, g, k)    Pontus I LLC, junior note, 144A, FRN, 5.283%, 7/24/09 ........    United States      47,939,134          47,916,845
(e, g, k)    Pontus II Trust, junior profit-participating note, 144A, FRN,
                8.256%, 6/25/09 ...........................................    United States       7,603,287           2,127,110
(l)          RBS Capital Trust A, sub. note, 6.467%, Perpetual ............   United Kingdom      33,539,000 EUR      18,477,054
(k, m)       Roche Holdings Inc., 144A, FRN, 2.249%, 2/25/10 ..............     Switzerland       91,205,000          91,234,459


                    36 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
             MUTUAL DISCOVERY FUND                                                COUNTRY        AMOUNT(j)             VALUE
             ---------------------                                           ----------------  -------------      --------------
             CORPORATE BONDS & NOTES (CONTINUED)
             Telecom Italia Capital,
                4.875%, 10/01/10 ..........................................        Italy          22,726,000      $   22,210,574
                senior note, 4.00%, 1/15/10 ...............................        Italy          42,709,000          42,068,365
(d, n)       TVMAX Holdings Inc., PIK,
                11.50%, 6/30/09 ...........................................    United States         504,701             156,407
                14.00%, 6/30/09 ...........................................    United States         868,993             265,477
             Vodafone Group PLC, senior note, 7.75%, 2/15/10 ..............   United Kingdom      70,997,000          73,683,243
                                                                                                                  --------------
             TOTAL CORPORATE BONDS & NOTES
                (COST $654,570,969) .......................................                                          492,844,896
                                                                                                                  --------------
             CORPORATE BONDS & NOTES IN REORGANIZATION 0.1%
(k)          Charter Communications Operating LLC, Term Loan B, FRN,
                5.18%, 3/06/14 ............................................    United States       4,362,381           3,580,786
(k)          Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 8.50%, 9/19/09 ...................    United States       2,408,105           2,358,306
                Second Lien DIP Trust A Term Loan, 12.75%, 9/19/09 ........    United States       3,244,337           2,603,580
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 ........    United States       1,983,032           1,685,578
                Second Lien Senior Secured Term Loan, 11.00%, 12/01/08 ....    United States       2,673,808           2,098,939
(d, o)          Third Lien Senior Secured Term Loan, 15.649%, 12/01/08 ....    United States      30,663,564           1,661,965
(d, o)       Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ......    United States          40,000                 200
(o)          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............    United States      17,141,134           1,456,996
                                                                                                                  --------------
             TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $60,616,448) ........................................                                           15,446,350
                                                                                                                  --------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $7,424,956,891) .....................................                                        6,337,373,938
                                                                                                                  --------------
             SHORT TERM INVESTMENTS 45.4%
             FOREIGN GOVERNMENT SECURITIES (COST $63,207,488) 0.6%
(p)          German Treasury Bills, 4/22/09 ...............................       Germany         50,000,000 EUR  $   66,353,893
                                                                                                                  --------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 44.6%
(p)          FHLB, 4/01/09 ................................................    United States      18,000,000          18,000,000
(p)          U.S. Treasury Bills,
                4/30/09 ...................................................    United States     220,000,000         219,973,380
                5/07/09 ...................................................    United States     200,000,000         199,971,000
                5/14/09 ...................................................    United States     250,000,000         249,953,750
                5/21/09 ...................................................    United States     200,000,000         199,959,800
                5/28/09 ...................................................    United States     225,000,000         224,941,275
                6/04/09 ...................................................    United States     300,000,000         299,904,000
                6/11/09 ...................................................    United States     300,000,000         299,828,417
                6/18/09 ...................................................    United States     200,000,000         199,935,000
                6/25/09 ...................................................    United States     250,000,000         249,911,500
                7/02/09 ...................................................    United States     300,000,000         299,846,700
                7/09/09 ...................................................    United States     300,000,000         299,841,600
                7/16/09 ...................................................    United States     300,000,000         299,826,000
                7/23/09 ...................................................    United States     300,000,000         299,809,800
(q)             7/30/09 ...................................................    United States     300,000,000         299,765,100
                8/06/09 ...................................................    United States     300,000,000         299,730,000


                    Quarterly Statements of Investments | 37

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(J)/
                                                                                                  SHARES/
             MUTUAL DISCOVERY FUND                                                COUNTRY        CONTRACTS            VALUE
             ---------------------                                           ----------------  -------------     ---------------
             SHORT TERM INVESTMENTS (CONTINUED)
             U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
(p)          U.S. Treasury Bills, (continued)
                8/13/09 ...................................................    United States     300,000,000     $   299,720,700
                8/20/09 ...................................................    United States     209,000,000         208,781,386
                8/27/09 ...................................................    United States     200,000,000         199,769,800
                9/03/09 ...................................................    United States     270,000,000         269,610,660
                4/16/09 - 11/19/09 ........................................    United States     200,000,000         199,834,300
                                                                                                                 ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $5,137,179,437) .....................................                                        5,138,914,168
                                                                                                                 ---------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $12,625,343,816) ..............                                       11,542,641,999
                                                                                                                 ---------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.1%
             MONEY MARKET FUNDS (COST $13,185,761) 0.1%
(r)          Bank of New York Institutional Cash Reserve Fund, 0.15% ......    United States      13,185,761          12,922,045
                                                                                                                 ---------------
             REPURCHASE AGREEMENTS (COST $8,900,000) 0.1%
(s)          Credit Suisse Securities (USA) LLC, 0.15%, 4/01/09
                (Maturity Value $8,900,037) Collateralized by
(p)                U.S. Treasury Bills, 7/02/09 ...........................    United States       8,900,000           8,900,000
                                                                                                                 ---------------
             TOTAL INVESTMENTS (COST $12,647,429,577) 100.4% ..............                                       11,564,464,044
             OPTIONS WRITTEN (0.8)% .......................................                                          (92,291,303)
             SECURITIES SOLD SHORT (0.6)% .................................                                          (65,681,981)
             NET UNREALIZED APPRECIATION/(DEPRECIATION) ON
                FORWARD EXCHANGE CONTRACTS (0.2)% .........................                                          (23,528,762)
             OTHER ASSETS, LESS LIABILITIES 1.2% ..........................                                          131,470,472
                                                                                                                 ---------------
             NET ASSETS 100.0% ............................................                                      $11,514,432,470
                                                                                                                 ===============
             OPTIONS WRITTEN 0.8%
             CALL OPTIONS 0.8%
             BEVERAGES 0.1%
             Pernod Ricard SA, June 49.04 Calls, 6/19/09 ..................       France               1,232     $        62,148
             Pernod Ricard SA, June 49.04 Calls, 6/19/09 ..................       France               5,591             289,460
             Pernod Ricard SA, Sept. 37.73 Calls, 9/18/09 .................       France           1,056,000           7,822,267
                                                                                                                 ---------------
                                                                                                                       8,173,875
                                                                                                                 ---------------
             DIVERSIFIED FINANCIAL SERVICES 0.0%(c)
             Deutsche Boerse AG, June 64 Calls, 6/19/09 ...................       Germany              1,288             112,848
                                                                                                                 ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(c)
             Koninklijke (Royal) KPN NV, Sept. 10 Calls, 9/18/09 ..........     Netherlands        2,073,000           1,788,740
                                                                                                                 ---------------


                    38 | Quarterly Statements of Investments

Franklin Mutual Series Funds

             MUTUAL DISCOVERY FUND                                                COUNTRY        CONTRACTS             VALUE
             ---------------------                                           ----------------  -------------      --------------
             CALL OPTIONS (CONTINUED)
             ELECTRIC UTILITIES 0.1%
             E.ON AG, Sept. 19 Calls, 9/18/09 .............................      Germany           3,583,000      $   12,794,803
                                                                                                                  --------------
             FOOD & STAPLES RETAILING 0.1%
             Carrefour SA, Sept. 22 Calls, 9/18/09 ........................       France           1,560,000          15,573,167
                                                                                                                  --------------
             FOOD PRODUCTS 0.1%
             Cadbury PLC, June 6.4 Calls, 6/19/09 .........................   United Kingdom           3,693              52,987
             Groupe Danone, Sept. 34 Calls, 9/18/09 .......................       France           1,231,000           7,778,566
                                                                                                                  --------------
                                                                                                                       7,831,553
                                                                                                                  --------------
             MULTI-UTILITIES 0.2%
             GDF Suez, Sept. 24 Calls, 9/18/09 ............................       France           1,435,000           7,772,247
             RWE AG, Sept. 48 Calls, 9/18/09 ..............................      Germany           1,471,000          11,970,372
                                                                                                                  --------------
                                                                                                                      19,742,619
                                                                                                                  --------------
             SOFTWARE 0.0%(c)
             Microsoft Corp., Apr. 26 Calls, 4/18/09 ......................   United States            4,617               9,234
                                                                                                                  --------------
             TOBACCO 0.2%
             British American Tobacco PLC, June 18 Calls, 6/19/09 .........   United Kingdom           1,748             978,132
             British American Tobacco PLC, Sept. 15 Calls, 9/18/09 ........   United Kingdom       3,850,000          11,931,797
             Imperial Tobacco Group PLC, June 18 Calls, 6/19/09 ...........   United Kingdom           1,748             476,526
             Imperial Tobacco Group PLC, Sept. 18 Calls, 9/18/09 ..........   United Kingdom       1,965,000           3,566,519
             Lorillard Inc., Sept. 60 Calls, 9/19/09 ......................   United States           14,106           9,309,960
             Reynolds American Inc., May 45 Calls, 5/16/09 ................   United States              153               1,530
                                                                                                                  --------------
                                                                                                                      26,264,464
                                                                                                                  --------------
             TOTAL OPTIONS WRITTEN
                (PREMIUMS RECEIVED $82,667,751) ...........................                                       $   92,291,303
                                                                                                                  --------------

                                                                                                   SHARES
                                                                                               -------------
             SECURITIES SOLD SHORT 0.6%
             PHARMACEUTICALS 0.6%
             Merck & Co. Inc. .............................................    United States       1,686,668      $   45,118,369
             Pfizer Inc. ..................................................    United States       1,509,810          20,563,612
                                                                                                                  --------------
             TOTAL SECURITIES SOLD SHORT
                (PROCEEDS $67,005,646) ....................................                                       $   65,681,981
                                                                                                                  --------------


                    Quarterly Statements of Investments | 39

Franklin Mutual Series Funds

     MUTUAL DISCOVERY FUND

See Abbreviations on page 74.

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2009, the aggregate value of these securities was $28,080,382, representing 0.24% of net assets.

(e)  See Note 5 regarding restricted and illiquid securities.

(f)  See Note 6 regarding holdings of 5% voting securities.

(g)  See Note 7 regarding other considerations.

(h) A portion or all of the security is held in connection with written option contracts open at period end.

(i)  A portion or all of the security is on loan at March 31, 2009.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)  The coupon rate shown represents the rate at period end.

(l)  Perpetual security with no stated maturity.

(m) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the value of this security was $91,234,459, representing 0.79% of net assets.

(n)  Income may be received in additional securities and/or cash.

(o) Defaulted security or security for which income has been deemed uncollectible.

(p)  The security is traded on a discount basis with no stated coupon rate.

(q) Security or a portion of the security has been segregated as collateral for securities sold short and open option contracts. At March 31, 2009, the value of securities and/or cash pledged amounted to $64,830,782.

(r)  The rate shown is the annualized seven-day yield at period end.

(s) At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    40 | Quarterly Statements of Investments

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                CONTRACTS/
             MUTUAL EUROPEAN FUND                                                 COUNTRY         RIGHTS              VALUE
             --------------------                                            ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 79.9%
             AIR FREIGHT & LOGISTICS 0.6%
             TNT NV .......................................................     Netherlands          558,070      $    9,541,992
                                                                                                                  --------------
             AUTOMOBILES 0.7%
             Daimler AG ...................................................       Germany            422,140          10,877,186
                                                                                                                  --------------
             BEVERAGES 1.3%
             Carlsberg AS, A ..............................................       Denmark             28,600           1,243,744
             Carlsberg AS, B ..............................................       Denmark            268,482          11,005,714
(a)          Pernod Ricard SA .............................................       France             133,612           7,445,103
                                                                                                                  --------------
                                                                                                                      19,694,561
                                                                                                                  --------------
             CAPITAL MARKETS 0.0%(b)
             3I Infrastructure Ltd. .......................................   United Kingdom         220,478             265,727
                                                                                                                  --------------
             CHEMICALS 4.6%
             Akzo Nobel NV ................................................     Netherlands          113,109           4,278,587
             Koninklijke DSM NV ...........................................     Netherlands          463,201          12,184,229
             Linde AG .....................................................       Germany            548,822          37,287,761
             Sika AG ......................................................     Switzerland            8,141           6,042,288
             Symrise AG ...................................................       Germany            773,954           9,154,347
                                                                                                                  --------------
                                                                                                                      68,947,212
                                                                                                                  --------------
             COMMERCIAL BANKS 1.2%
             BNP Paribas SA ...............................................       France             217,817           8,998,412
             Intesa Sanpaolo SpA ..........................................        Italy           3,335,212           9,175,981
                                                                                                                  --------------
                                                                                                                      18,174,393
                                                                                                                  --------------
             CONSTRUCTION MATERIALS 1.7%
             CRH PLC ......................................................       Ireland          1,123,398          24,186,078
(c)          CRH PLC, (full paid rights) ..................................       Ireland             55,977           1,216,446
                                                                                                                  --------------
                                                                                                                      25,402,524
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 5.0%
(c)          Athris Holding AG ............................................     Switzerland            7,103           5,037,921
(c)          Athris Holding AG, Put Options, 4/24/09 ......................     Switzerland           73,726             550,436
(a)          Deutsche Boerse AG ...........................................       Germany            262,484          15,812,547
             Groupe Bruxelles Lambert SA ..................................       Belgium            368,196          25,005,994
             Guinness Peat Group PLC ......................................   United Kingdom      10,294,556           4,449,039
             Investor AB, B ...............................................       Sweden           1,669,039          21,150,574
(c, d)       Marconi Corp., Contingent Distribution .......................   United Kingdom      28,582,000                  --
             Oslo Bors VPS Holding ASA ....................................       Norway             340,000           3,032,916
                                                                                                                  --------------
                                                                                                                      75,039,427
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 5.4%
(c, e, f)    AboveNet Inc. ................................................    United States          92,335           4,616,750
(c, e, f)    AboveNet Inc., stock grant, grant price $20.95,
                expiration date 9/09/13 ...................................    United States             117               1,761
(c, e, f)    AboveNet Inc., wts., 9/08/10 .................................    United States           3,781              61,131


                    Quarterly Statements of Investments | 41

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                CONTRACTS/
             MUTUAL EUROPEAN FUND                                                 COUNTRY         RIGHTS              VALUE
             --------------------                                            ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
             Koninklijke (Royal) KPN NV ...................................     Netherlands        2,778,904      $   37,111,289
             Telefonica SA ................................................        Spain           1,975,274          39,385,085
                                                                                                                  --------------
                                                                                                                      81,176,016
                                                                                                                  --------------
             ELECTRIC UTILITIES 3.2%
             E.ON AG ......................................................       Germany          1,189,790          33,247,341
             Electricite de France ........................................       France             193,412           7,583,242
             Union Electrica Fenosa SA ....................................        Spain             313,665           7,495,025
                                                                                                                  --------------
                                                                                                                      48,325,608
                                                                                                                  --------------
             ENERGY EQUIPMENT & SERVICES 1.0%
(g)          Bourbon SA ...................................................       France             373,667          12,197,696
(c)          Compagnie Generale de Geophysique SA .........................       France             236,970           2,751,925
                                                                                                                  --------------
                                                                                                                      14,949,621
                                                                                                                  --------------
             FOOD & STAPLES RETAILING 2.2%
             Carrefour SA .................................................       France             846,724          33,046,366
                                                                                                                  --------------
             FOOD PRODUCTS 7.8%
             Cadbury PLC ..................................................   United Kingdom       3,335,806          25,223,352
             CSM NV .......................................................     Netherlands          816,226           9,522,149
             Groupe Danone ................................................       France             556,240          27,070,058
             Nestle SA ....................................................     Switzerland        1,370,370          46,316,941
             Rieber & Son ASA .............................................       Norway           1,548,350           9,438,071
                                                                                                                  --------------
                                                                                                                     117,570,571
                                                                                                                  --------------
             HEALTH CARE PROVIDERS & SERVICES 1.0%
             Rhoen-Klinikum AG ............................................       Germany            830,156          15,428,449
                                                                                                                  --------------
             HOTELS, RESTAURANTS & LEISURE 2.2%
             Accor SA .....................................................       France             940,802          32,740,296
                                                                                                                  --------------
             INDUSTRIAL CONGLOMERATES 3.1%
             Koninklijke Philips Electronics NV ...........................     Netherlands          433,632           6,378,163
(f)          Orkla ASA ....................................................       Norway           2,445,205          16,795,289
             Siemens AG ...................................................       Germany            408,191          23,430,611
                                                                                                                  --------------
                                                                                                                      46,604,063
                                                                                                                  --------------
             INSURANCE 5.1%
             AXA SA .......................................................       France           1,483,971          17,828,241
             Brit Insurance Holdings PLC ..................................   United Kingdom       2,582,839           6,707,602
(c)          Lancashire Holdings Ltd. .....................................   United Kingdom       1,475,829          10,169,388
(c, e)       Olympus Re Holdings Ltd. .....................................    United States          16,080              35,902
(h)          White Mountains Insurance Group Ltd. .........................    United States          57,372           9,862,821
             Zurich Financial Services AG .................................     Switzerland          204,810          32,399,017
                                                                                                                  --------------
                                                                                                                      77,002,971
                                                                                                                  --------------


                    42 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                CONTRACTS/
             MUTUAL EUROPEAN FUND                                                 COUNTRY         RIGHTS              VALUE
             --------------------                                            ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             MACHINERY 3.7%
             AB SKF, B ....................................................        Sweden          1,883,206      $   16,310,314
             Schindler Holding AG .........................................     Switzerland          474,761          22,414,057
             Schindler Holding AG, Registered .............................     Switzerland          352,315          16,091,682
                                                                                                                  --------------
                                                                                                                      54,816,053
                                                                                                                  --------------
             MARINE 1.9%
             A.P. Moller - Maersk AS ......................................       Denmark              6,623          29,037,891
                                                                                                                  --------------
             MEDIA 2.2%
             Eutelsat Communications ......................................        France          1,570,236          33,351,811
                                                                                                                  --------------
             METALS & MINING 4.0%
             Anglo American PLC ...........................................    United Kingdom      1,647,289          28,031,471
             Anglo American PLC, ADR ......................................    United Kingdom        341,070           2,909,327
             ArcelorMittal ................................................     Netherlands        1,366,267          27,704,563
(c, e)       Globe Specialty Metals Inc., 144A ............................    United States       1,430,000           2,145,000
                                                                                                                  --------------
                                                                                                                      60,790,361
                                                                                                                  --------------
             MULTI-UTILITIES 4.8%
             GDF Suez .....................................................        France          1,069,834          36,712,288
             RWE AG .......................................................       Germany            434,224          30,614,321
(c)          Suez Environnement SA ........................................        France            309,885           4,555,949
                                                                                                                  --------------
                                                                                                                      71,882,558
                                                                                                                  --------------
             MULTILINE RETAIL 0.9%
             Jelmoli Holding AG ...........................................     Switzerland           44,220          13,225,217
                                                                                                                  --------------
             OIL, GAS & CONSUMABLE FUELS 6.3%
             Eni SpA ......................................................        Italy           1,601,915          31,090,045
(c, e, i)    Euro Wagon LP ................................................    Jersey Islands     16,127,149           6,439,052
             Royal Dutch Shell PLC, A .....................................    United Kingdom      1,174,625          26,399,197
             Total SA, B ..................................................        France            613,393          30,474,398
                                                                                                                  --------------
                                                                                                                      94,402,692
                                                                                                                  --------------
             PHARMACEUTICALS 3.8%
             GlaxoSmithKline PLC ..........................................    United Kingdom      1,676,863          26,164,850
             Novartis AG ..................................................     Switzerland          824,734          31,207,326
                                                                                                                  --------------
                                                                                                                      57,372,176
                                                                                                                  --------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
(c, j)       Canary Wharf Group PLC .......................................    United Kingdom        192,100             738,101
                                                                                                                  --------------
             TOBACCO 4.0%
             British American Tobacco PLC .................................    United Kingdom      1,640,605          37,969,056
             Imperial Tobacco Group PLC ...................................    United Kingdom        948,984          21,336,309
                                                                                                                  --------------
                                                                                                                      59,305,365
                                                                                                                  --------------


                    Quarterly Statements of Investments | 43

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL EUROPEAN FUND                                                 COUNTRY          RIGHTS              VALUE
             --------------------                                            ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             TRANSPORTATION INFRASTRUCTURE 0.0%(b)
(c)          Groupe Eurotunnel SA .........................................       France               5,749      $       30,527
(c)          Groupe Eurotunnel SA, wts., 12/30/11 .........................       France             444,134              56,011
                                                                                                                  --------------
                                                                                                                          86,538
                                                                                                                  --------------
             WIRELESS TELECOMMUNICATION SERVICES 2.1%
             Vodafone Group PLC ...........................................   United Kingdom      18,202,161          32,057,958
                                                                                                                  --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $1,344,376,327) .....................................                                        1,201,853,704
                                                                                                                  --------------
             PREFERRED STOCKS 1.1%
             AUTOMOBILES 1.1%
             Porsche Automobile Holding SE, pfd. ..........................       Germany            333,217          15,955,404
                                                                                                                  --------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(b)
(c, e)       PTV Inc., 10.00%, pfd., A ....................................   United Kingdom          46,841              13,350
                                                                                                                  --------------
             TOTAL PREFERRED STOCKS (COST $17,387,872)                                                                15,968,754
                                                                                                                  --------------
             OPTIONS PURCHASED 3.2%
             PUT OPTIONS 3.2%
(c)          Dow Jones EUROSTOXX 50, exercise price $1,800.00,
                expiration date 12/18/09, contracts .......................    United States          41,045           7,414,956
(c)          Dow Jones EUROSTOXX 50, exercise price $2,000.00,
             expiration date 12/18/09, contracts ..........................    United States          36,850           9,754,508
(c)          Dow Jones EUROSTOXX 50, exercise price $2,000.00,
                expiration date 12/18/09, contracts .......................    United States          36,775           9,734,655
(c)          Dow Jones EUROSTOXX 50, exercise price $2,050.00,
                expiration date 12/18/09, contracts .......................    United States          35,335          10,224,069
(c)          Dow Jones EUROSTOXX 50, exercise price $2,050.00,
                expiration date 12/18/09, contracts .......................    United States          36,100          10,445,420
                                                                                                                  --------------
             TOTAL OPTIONS PURCHASED (COST $40,829,063) ...................                                           47,573,608
                                                                                                                  --------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(k)
                                                                                               -------------
CORPORATE BONDS & NOTES 0.5%
Group(e) Eurotunnel SA, cvt., sub. bond, NRS I,
   T2, 3.00%, 7/28/09 .....................................................       France               8,000 EUR  $        9,027
   T2, 3.00%, 7/28/09 .....................................................       France               9,616 GBP          13,797
   T3, 3.00%, 7/28/10 .....................................................       France           3,439,700 EUR       3,881,271
   T3, 3.00%, 7/28/10 .....................................................       France           2,751,256 GBP       3,947,503
                                                                                                                  --------------
TOTAL CORPORATE BONDS & NOTES (COST $20,759,752) ..........................                                            7,851,598
                                                                                                                  --------------
TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
   (COST $1,423,353,014) ..................................................                                        1,273,247,664
                                                                                                                  --------------


                    44 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(k)/
             MUTUAL EUROPEAN FUND                                                 COUNTRY          SHARES              VALUE
             --------------------                                            ----------------  -------------      --------------
             SHORT TERM INVESTMENTS 16.7%
             FOREIGN GOVERNMENT SECURITIES 15.8%
(l)          Belgium Treasury Bills, 5/14/09 ..............................       Belgium         10,000,000 EUR  $   13,263,583
(l)          French Treasury Bills, 4/23/09 - 9/24/09 .....................       France          50,000,000 EUR      66,282,338
(l)          German Treasury Bills,
                4/22/09 ...................................................       Germany         30,000,000 EUR      39,812,336
                5/13/09 ...................................................       Germany         30,000,000 EUR      39,798,766
                6/17/09 ...................................................       Germany         30,000,000 EUR      39,783,580
                8/12/09 ...................................................       Germany         15,000,000 EUR      19,862,718
             Government of Germany, 4.00%, 9/11/09 ........................       Germany         15,000,000 EUR      20,203,759
                                                                                                                  --------------
             TOTAL FOREIGN GOVERNMENT SECURITIES (COST $235,163,365) ......                                          239,007,080
                                                                                                                  --------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 0.4%
(h, l)       FHLB, 4/01/09 - 5/06/09 ......................................    United States       4,900,000           4,899,577
(l)          U.S. Treasury Bills, 8/27/09 .................................    United States       1,000,000             998,849
                                                                                                                  --------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $5,890,265) .........................................                                            5,898,426
                                                                                                                  --------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $1,664,406,644) ...............                                        1,518,153,170
                                                                                                                  --------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
             LOANED SECURITIES 0.4%
             MONEY MARKET FUNDS (COST $5,940,865) 0.4%
(m)          Bank of New York Institutional Cash Reserve Fund, 0.15% ......    United States       5,940,865           5,822,048
                                                                                                                  --------------
             REPURCHASE AGREEMENTS (COST $1,000,000) 0.1%
(n)          Credit Suisse Securities (USA) LLC, 0.15%, 4/01/09
                (Maturity Value $1,000,004) Collateralized by
(l)             U.S. Treasury Bills, 7/02/09 ..............................    United States       1,000,000           1,000,000
                                                                                                                  --------------
             TOTAL INVESTMENTS (COST $1,671,347,508) 101.4% ...............                                        1,524,975,218
             OPTIONS WRITTEN (0.0)%(b) ....................................                                             (498,136)
             NET UNREALIZED APPRECIATION/(DEPRECIATION) ON
                FORWARD EXCHANGE CONTRACTS (1.9)% .........................                                          (28,751,858)
             OTHER ASSETS, LESS LIABILITIES 0.5%                                                                       8,246,289
                                                                                                                  --------------
             NET ASSETS 100.0% ............................................                                       $1,503,971,513
                                                                                                                  ==============


                    Quarterly Statements of Investments | 45

Franklin Mutual Series Funds

             MUTUAL EUROPEAN FUND                                                 COUNTRY        CONTRACTS             VALUE
             --------------------                                            ----------------  -------------      --------------
             OPTIONS WRITTEN 0.0%(b)
             CALL OPTIONS 0.0%(b)
             BEVERAGES 0.0%(b)
             Pernod Ricard SA, June 49.04 Calls, 6/19/09 ..................       France                 186      $      194,207
             Pernod Ricard SA, June 49.04 Calls, 6/19/09 ..................       France                 840               9,383
                                                                                                                  --------------
                                                                                                                         203,590
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 0.0%(b)
             Deutsche Boerse AG, June 64 Calls, 6/19/09 ...................       Germany                484              42,406
                                                                                                                  --------------
             PUT OPTIONS 0.0%(b)
             METALS & MINING 0.0%(b)
             Anglo American PLC, June 11 Puts, 6/19/09 ....................   United Kingdom             107             208,651
             ArcelorMittal, June 14 Puts, 6/19/09 .........................     Netherlands              888              43,489
                                                                                                                  --------------
                                                                                                                         252,140
                                                                                                                  --------------
             TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $1,849,159) .........                                       $      498,136
                                                                                                                  ==============

See Abbreviations on page 74.

(a) A portion or all of the security is held in connection with written option contracts open at period end.

(b)  Rounds to less than 0.1% of net assets.

(c)  Non-income producing.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e)  See Note 5 regarding restricted and illiquid securities.

(f)  See Note 7 regarding other considerations.

(g)  A portion or all of the security is on loan at March 31, 2009.

(h) Security or a portion of the security has been segregated as collateral for open option contracts. At March 31, 2009, the value of securities and/or cash pledged amounted to $1,099,862.

(i)  See Note 6 regarding holdings of 5% voting securities.

(j) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2009, the value of this security was $738,101 representing 0.05% of net assets.

(k)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m)  The rate shown is the annualized seven-day yield at period end.

(n) At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    46 | Quarterly Statements of Investments

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL FINANCIAL SERVICES FUND                                       COUNTRY          RIGHTS              VALUE
             ------------------------------                                  ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 62.3%
             CAPITAL MARKETS 0.7%
             Marfin Investment Group Holdings SA ..........................       Greece             319,130      $    1,152,314
             Tullett Prebon PLC ...........................................   United Kingdom         594,210           1,792,534
                                                                                                                  --------------
                                                                                                                       2,944,848
                                                                                                                  --------------
             COMMERCIAL BANKS 7.6%
      (a, b) AB&T Financial Corp. .........................................    United States         226,100             893,095
   (a, b, c) Atlantic Banc Holdings Inc. ..................................    United States         350,000           2,167,908
      (a, c) The Bankshares Inc. ..........................................    United States         456,903           1,851,317
             BNP Paribas SA ...............................................       France             157,343           6,500,122
         (a) Cape Bancorp Inc. ............................................    United States         264,663           1,860,581
         (a) Chicopee Bancorp Inc. ........................................    United States         286,714           3,411,897
      (a, c) Elephant Capital Holdings Ltd. ...............................        Japan               5,268                  --
         (a) First California Financial Group Inc. ........................    United States          25,900             108,780
      (a, c) First Chicago Bancorp ........................................    United States         496,868           1,965,786
         (a) Guaranty Bancorp .............................................    United States       1,333,807           2,334,162
             Intesa Sanpaolo SpA ..........................................        Italy           2,516,158           6,922,564
             Intesa Sanpaolo SpA, di Risp .................................        Italy             308,685             580,657
      (a, c) NCB Warrant Holdings Ltd., A .................................        Japan              25,741                  --
             Royal Bank of Scotland Group PLC, ADR ........................   United Kingdom         132,180             935,834
         (a) Southern National Bancorp of Virginia Inc. ...................    United States         290,840           1,890,460
                                                                                                                  --------------
                                                                                                                      31,423,163
                                                                                                                  --------------
             COMMERCIAL SERVICES & SUPPLIES 0.3%
         (a) Comdisco Holding Co. Inc. ....................................    United States             103                 751
      (a, d) Comdisco Holding Co. Inc., Contingent Distribution ...........    United States       4,195,000                  --
      (a, e) Protection One Inc. ..........................................    United States         370,533           1,182,000
                                                                                                                  --------------
                                                                                                                       1,182,751
                                                                                                                  --------------
             CONSUMER FINANCE 0.5%
      (a, c) Cerberus CG Investor I LLC ...................................    United States       1,139,363             216,479
      (a, c) Cerberus CG Investor II LLC ..................................    United States       1,139,363             216,479
      (a, c) Cerberus CG Investor III LLC .................................    United States         569,682             108,240
      (a, c) Cerberus FIM Investors Holdco LLC ............................    United States       4,299,250             300,947
         (a) White River Capital Inc. .....................................    United States         172,799           1,036,794
                                                                                                                  --------------
                                                                                                                       1,878,939
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 10.0%
         (a) Athris Holding AG ............................................     Switzerland              833             590,819
         (a) Athris Holding AG, Put Options, 4/24/09 ......................     Switzerland            8,661              64,663
             Bolsas Y Mercados Espanoles ..................................        Spain             309,433           7,151,545
             Deutsche Boerse AG ...........................................       Germany            195,859          11,798,928
             Fortis .......................................................       Belgium            422,790             776,214
         (a) Fortis, rts., 7/01/14 ........................................       Belgium            422,790                  --
         (a) Global Consumer Acquisition ..................................    United States             700               6,629
             Guinness Peat Group PLC ......................................   United Kingdom       6,083,077           2,628,948
             Hellenic Exchanges SA Holding ................................       Greece             932,280           6,670,673


                    Quarterly Statements of Investments | 47

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL FINANCIAL SERVICES FUND                                       COUNTRY          RIGHTS              VALUE
             ------------------------------                                  ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
             Osaka Securities Exchange Co. Ltd. ...........................       Japan                1,023      $    3,253,685
             Oslo Bors VPS Holding ASA ....................................       Norway             911,000           8,126,431
                                                                                                                  --------------
                                                                                                                      41,068,535
                                                                                                                  --------------
             INSURANCE 29.6%
             ACE Ltd. .....................................................   United States          146,560           5,921,024
             AmTrust Financial Services Inc. ..............................   United States          840,831           8,029,936
(a)          Argo Group International Holdings Ltd. .......................   United States          255,240           7,690,381
(a)          Berkshire Hathaway Inc., A ...................................   United States               37           3,207,900
(a)          Berkshire Hathaway Inc., B ...................................   United States              216             609,120
             Brit Insurance Holdings PLC ..................................   United Kingdom         902,819           2,344,610
             Catlin Group Ltd. ............................................   United Kingdom         713,760           3,208,002
(a)          CNinsure Inc., ADR ...........................................       China              883,950           6,514,711
(a)          Enstar Group Ltd. ............................................   United States          109,643           6,175,094
(a)          Hilltop Holdings Inc. ........................................   United States          381,500           4,349,100
(a, c)       Imagine Group Holdings Ltd. ..................................      Bermuda             551,589           4,517,514
(a)          Lancashire Holdings Ltd. .....................................   United Kingdom       1,317,766           9,080,235
             Maiden Holdings Ltd. .........................................   United States          564,590           2,523,717
(f)          Maiden Holdings Ltd., 144A ...................................   United States        1,500,000           6,705,000
(a, c)       Olympus Re Holdings Ltd. .....................................   United States            7,480              16,701
             Partnerre Ltd. ...............................................      Bermuda             104,810           6,505,557
(a, b)       Protector Forsikring ASA .....................................       Norway           4,479,410           2,797,051
(a, c)       Symetra Financial ............................................   United States        1,020,510          15,521,957
             Tower Australia Group Ltd. ...................................     Australia          3,126,817           5,038,778
             The Travelers Cos. Inc. ......................................   United States          175,143           7,117,811
             Validus Holdings Ltd. ........................................      Bermuda             200,050           4,737,184
             White Mountains Insurance Group Ltd. .........................   United States           38,048           6,540,832
             Zurich Financial Services AG .................................    Switzerland            18,120           2,866,414
                                                                                                                  --------------
                                                                                                                     122,018,629
                                                                                                                  --------------
             MULTILINE RETAIL 0.4%
             Jelmoli Holding AG ...........................................    Switzerland             5,195           1,553,709
                                                                                                                  --------------
             PHARMACEUTICALS 0.4%
             Wyeth ........................................................   United States           41,100           1,768,944
                                                                                                                  --------------
             REAL ESTATE 0.3%
             Gagfah SA ....................................................      Germany             195,020           1,022,612
                                                                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 6.2%
             Annaly Capital Management Inc. ...............................   United States          620,435           8,605,433
             Hatteras Financial Corp. .....................................   United States           34,244             855,758
(f)          Hatteras Financial Corp., 144A ...............................   United States          182,500           4,560,675
             Link REIT ....................................................     Hong Kong          3,308,504           6,539,786
             Redwood Trust Inc. ...........................................   United States          324,267           4,977,498
                                                                                                                  --------------
                                                                                                                      25,539,150
                                                                                                                  --------------


                    48 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
             MUTUAL FINANCIAL SERVICES FUND                                       COUNTRY          RIGHTS              VALUE
             ------------------------------                                  ----------------  -------------      --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.4%
(a)          Conwert Immobilien Invest SE .................................      Austria             298,133      $    1,875,957
(a)          Dolphin Capital Investors Ltd. ...............................  Virgin Islands
                                                                                (British)          5,486,000           2,440,107
             Eurocastle Investment Ltd. ...................................      Guernsey
                                                                                  Islands            815,719             292,374
             Franconofurt AG ..............................................       Germany            201,927             766,646
(c)          Star Asia Finance Ltd., 144A .................................        Japan              96,850             335,198
                                                                                                                  --------------
                                                                                                                       5,710,282
                                                                                                                  --------------
             THRIFTS & MORTGAGE FINANCE 4.9%
             Abington Bancorp Inc. ........................................    United States         782,830           6,481,832
             Danvers Bancorp Inc. .........................................    United States          52,901             730,563
             ESSA Bancorp Inc. ............................................    United States          45,830             609,997
(b)          First Clover Leaf Financial Corp. ............................    United States         436,070           3,270,525
             Viewpoint Financial Group ....................................    United States         395,549           4,758,455
             Westfield Financial Inc. .....................................    United States         474,380           4,174,544
                                                                                                                  --------------
                                                                                                                      20,025,916
                                                                                                                  --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $406,055,705) .......................................                                          256,137,478
                                                                                                                  --------------
             PREFERRED STOCKS 0.5%
             COMMERCIAL BANKS 0.1%
             Royal Bank of Scotland Group PLC, 7.25%, pfd., T .............   United Kingdom          80,000             500,000
                                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES 0.4%
(a, c)       Hightower Holding LLC, pfd. ..................................    United States       2,339,859           1,717,691
                                                                                                                  --------------
             TOTAL PREFERRED STOCKS (COST $2,759,859) .....................                                            2,217,691
                                                                                                                  --------------


                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(g)
                                                                                               -------------
             CORPORATE BONDS & NOTES 1.9%
(c, h)       Cerberus CG Investor I LLC, 12.00%, 7/31/14 ..................    United States       1,000,000             190,000
(c, h)       Cerberus CG Investor II LLC, 12.00%, 7/31/14 .................    United States       1,000,000             190,000
(c, h)       Cerberus CG Investor III LLC, 12.00%, 7/31/14 ................    United States         500,000              95,000
(c, h)       Cerberus FIM Investors Holdco LLC, 12.00%, 11/22/13 ..........    United States      12,895,188             902,663
             Chaoda Modern Agriculture Holdings Ltd., cvt., senior secured
                bond, zero cpn., 5/08/11 ..................................   Cayman Islands       4,900,000 HKD         714,410
(i)          JPMorgan Chase & Co., senior note, C, FRN, 1.352%, 12/21/11 ..    United States       1,113,000           1,010,410
(c, i, j)    Pontus I LLC, junior note, 144A, FRN, 5.283%, 7/24/09 ........    United States       2,721,785           2,720,520
(c, i, j)    Pontus II Trust, junior profit-participating note, 144A, FRN,
                8.256%, 6/25/09 ...........................................    United States         431,721             120,779
(i)          Prudential Financial Inc., cvt., senior bond, FRN, 0.366%,
                12/15/37 ..................................................    United States       1,250,000           1,237,500
(k)          RBS Capital Trust A, sub. note, 6.467%, Perpetual ............   United Kingdom       1,291,000 EUR         711,228
                                                                                                                  --------------
             TOTAL CORPORATE BONDS & NOTES (COST $23,733,416) .............                                            7,892,510
                                                                                                                  --------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $432,548,980) .......................................                                          266,247,679
                                                                                                                  --------------


                    Quarterly Statements of Investments | 49

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(g)/
             MUTUAL FINANCIAL SERVICES FUND                                       COUNTRY          SHARES              VALUE
             ------------------------------                                  ----------------  -------------      --------------
             SHORT TERM INVESTMENTS 34.5%
             U.S. GOVERNMENT AND AGENCY SECURITIES 33.3%
         (l) FHLB, 4/01/09 ................................................    United States       9,100,000      $    9,100,000
         (l) U.S. Treasury Bills,
                4/02/09 ...................................................    United States       5,000,000           4,999,995
                4/09/09 ...................................................    United States       5,000,000           4,999,935
                4/16/09 ...................................................    United States       5,000,000           4,999,800
                4/23/09 ...................................................    United States       5,000,000           4,999,620
                4/30/09 ...................................................    United States       5,000,000           4,999,395
                5/07/09 ...................................................    United States       5,000,000           4,999,275
                5/14/09 ...................................................    United States       5,000,000           4,999,075
         (m)    5/21/09 ...................................................    United States       6,000,000           5,998,794
                5/28/09 ...................................................    United States       5,000,000           4,998,695
         (m)    6/04/09 ...................................................    United States      10,000,000           9,996,800
         (m)    6/11/09 ...................................................    United States       5,000,000           4,997,239
                6/18/09 ...................................................    United States       5,000,000           4,998,375
                6/25/09 ...................................................    United States       5,000,000           4,998,230
                7/02/09 ...................................................    United States       5,000,000           4,997,445
                7/09/09 ...................................................    United States       5,000,000           4,997,360
                7/16/09 ...................................................    United States       5,000,000           4,997,100
                7/23/09 ...................................................    United States       5,000,000           4,996,830
                7/30/09 ...................................................    United States       5,000,000           4,996,085
                8/06/09 ...................................................    United States       7,000,000           6,993,700
                8/13/09 ...................................................    United States       5,000,000           4,995,345
                8/20/09 ...................................................    United States       5,000,000           4,994,770
                9/03/09                                                        United States       5,000,000           4,992,790
                9/17/09 ...................................................    United States       5,000,000           4,991,385
                9/24/09 ...................................................    United States       5,000,000           4,991,150
                                                                                                                  --------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $136,996,879) .......................................                                          137,029,188
                                                                                                                  --------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $569,545,859) .................                                          403,276,867
                                                                                                                  --------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
                LOANED SECURITIES 0.1%
             MONEY MARKET FUNDS (COST $197,881) 0.1%
         (n) Bank of New York Institutional Cash Reserve Fund, 0.15% ......    United States         197,881             193,923
                                                                                                                  --------------
             REPURCHASE AGREEMENTS (COST $4,600,000) 1.1%
         (o) Credit Suisse Securities (USA) LLC, 0.15%, 4/01/09
                (Maturity Value $4,600,040) Collateralized by
         (l)    U.S. Treasury Bills, 7/02/09 ..............................    United States       4,600,000           4,600,000
                                                                                                                  --------------


                    50 | Quarterly Statements of Investments

Franklin Mutual Series Funds

             MUTUAL FINANCIAL SERVICES FUND                                       COUNTRY          SHARES              VALUE
             ------------------------------                                  ----------------  -------------      --------------
             TOTAL INVESTMENTS (COST $574,343,740) 99.2% ..................                                       $  408,070,790
             SECURITIES SOLD SHORT (2.1)% .................................                                           (8,847,589)
             NET UNREALIZED APPRECIATION/(DEPRECIATION) ON
                FORWARD EXCHANGE CONTRACTS (0.1)% .........................                                             (217,949)
             OTHER ASSETS, LESS LIABILITIES 3.0% ..........................                                           12,474,577
                                                                                                                  --------------
             NET ASSETS 100.0% ............................................                                       $  411,479,829
                                                                                                                  ==============
             SECURITIES SOLD SHORT 2.1%
             INSURANCE 2.0%
             AFLAC Inc. ...................................................    United States         142,000      $    2,749,120
             MetLife Inc. .................................................    United States         125,000           2,846,250
             Prudential Financial Inc. ....................................    United States         142,000           2,700,840
                                                                                                                  --------------
                                                                                                                       8,296,210
                                                                                                                  --------------
             PHARMACEUTICALS 0.1%
             Pfizer Inc. ..................................................    United States          40,483             551,379
                                                                                                                  --------------
             TOTAL SECURITIES SOLD SHORT (PROCEEDS $9,490,644) ............                                       $    8,847,589
                                                                                                                  --------------

See Abbreviations on page 74.

(a)  Non-income producing.

(b)  See Note 6 regarding holdings of 5% voting securities.

(c)  See Note 5 regarding restricted and illiquid securities.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e)  A portion or all of the security is on loan at March 31, 2009.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2009, the aggregate value of these securities was $11,265,675, representing 2.74% of net assets.

(g)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i)  The coupon rate shown represents the rate at period end.

(j)  See Note 7 regarding other considerations.

(k)  Perpetual security with no stated maturity date.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2009, the value of securities and/or cash pledged amounted to $6,997,766.

(n)  The rate shown is the annualized seven-day yield at period end.

(o) At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 51

Franklin Mutual Series Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of six funds (Funds).

The Trust's Board of Trustees approved the name changes for the Mutual Qualified Fund and the Mutual Discovery Fund on February 25, 2009. The following name changes became effective May 1, 2009.

FORMER NAME                       NEW NAME
-----------             ----------------------------
Mutual Qualified Fund   Mutual Quest Fund
Mutual Discovery Fund   Mutual Global Discovery Fund

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in nonregistered money market funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust Board of Trustees.


                    52 | Quarterly Statements of Investments

Franklin Mutual Series Funds

2. SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At March 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                           MUTUAL
                                                      MUTUAL SHARES       QUALIFIED      MUTUAL BEACON
                                                           FUND             FUND              FUND
                                                     ---------------   --------------   ---------------
Cost of investments ..............................   $17,128,895,004   $4,401,024,730   $ 5,009,533,517
                                                     ---------------   --------------   ---------------
Unrealized appreciation ..........................   $   999,398,029   $  435,484,437   $   387,836,100
Unrealized depreciation ..........................    (6,578,447,052)    (686,792,633)   (1,856,033,913)
                                                     ---------------   --------------   ---------------
Net unrealized appreciation (depreciation) .......   $(5,579,049,023)  $ (251,308,196)  $(1,468,197,813)
                                                     ===============   ==============   ===============

                                                                                            MUTUAL
                                                          MUTUAL           MUTUAL         FINANCIAL
                                                        DISCOVERY         EUROPEAN         SERVICES
                                                           FUND             FUND             FUND
                                                     ---------------   --------------   -------------
Cost of investments ..............................   $12,662,844,385   $1,675,753,153   $ 586,633,449
                                                     ---------------   --------------   -------------
Unrealized appreciation ..........................   $   748,221,529   $  133,586,175   $  13,321,032
Unrealized depreciation ..........................    (1,846,601,870)    (284,364,110)   (191,883,691)
                                                     ---------------   --------------   -------------
Net unrealized appreciation (depreciation) .......   $(1,098,380,341)  $ (150,777,935)  $(178,562,659)
                                                     ===============   ==============   =============


                    Quarterly Statements of Investments | 53

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS

At March 31, 2009, the Funds had the following forward exchange contracts outstanding:

MUTUAL SHARES FUND

                                                               CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                                AMOUNT        DATE     APPRECIATION  DEPRECIATION
                                                             ------------  ----------  ------------  ------------
 CONTRACTS TO BUY
    1,455,891,520  Japanese Yen ...........................  $ 15,543,296    4/20/09   $         --  $   (839,064)
      195,000,000  Japanese Yen ...........................     1,962,758    4/20/09          6,706            --
        8,130,000  British Pound ..........................    11,760,858    5/12/09             --       (94,777)
       29,100,000  British Pound ..........................    41,080,982    5/12/09        675,842            --
       46,572,098  Euro ...................................    58,492,486    5/13/09      3,330,767            --
      334,416,874  Norwegian Krone ........................    46,710,000    5/19/09      2,910,539            --
       18,960,000  Euro ...................................    23,815,973    5/29/09      1,354,201            --
        6,945,000  British Pound ..........................     9,999,758    7/13/09             --       (31,030)
        7,730,000  British Pound ..........................    10,922,244    7/13/09        173,259            --
        1,800,000  Canadian Dollar ........................     1,472,092    8/31/09             --       (41,151)
        1,680,000  Canadian Dollar ........................     1,300,239    8/31/09         35,305            --
        1,600,000  Swedish Krona ..........................       192,493    9/16/09          2,433            --
       19,387,557  Danish Krone ...........................     3,321,793   10/23/09        123,533            --
CONTRACTS TO SELL
    6,496,665,000  South Korean Won .......................     4,500,000    4/06/09             --      (229,560)
   45,224,406,250  South Korean Won .......................    35,850,000    4/06/09      2,926,719            --
    7,099,462,122  Japanese Yen ...........................    80,382,010    4/20/09      8,678,770            --
       99,710,000  Euro ...................................   129,822,420    4/30/09             --    (2,534,623)
      143,280,000  British Pound ..........................   219,968,507    5/12/09     14,369,964            --
      158,271,512  Euro ...................................   197,522,847    5/13/09             --   (12,578,482)
      284,637,748  Norwegian Krone ........................    40,840,000    5/19/09             --    (1,394,346)
       58,378,143  Norwegian Krone ........................     9,066,000    5/19/09        403,892            --
       96,400,000  Euro ...................................   125,783,992    5/29/09             --    (2,190,934)
       27,644,851  British Pound ..........................    38,930,385    7/13/09             --      (750,539)
       62,834,939  British Pound ..........................    95,242,333    7/13/09      5,050,189            --
      999,366,284  Norwegian Krone ........................   141,934,599    7/13/09             --    (6,177,447)
      218,250,000  Euro ...................................   282,197,250    7/27/09             --    (7,612,547)
      221,550,295  Swiss Franc ............................   190,484,449    8/10/09             --    (4,737,338)
        7,891,795  Swiss Franc ............................     7,050,000    8/10/09         96,046            --
       87,900,000  Euro ...................................   113,566,800    8/13/09             --    (3,163,725)
       16,430,457  Canadian Dollar ........................    13,238,598    8/31/09        176,929            --
       21,354,000  Euro ...................................    27,204,180    8/31/09             --    (1,156,310)
      141,900,000  British Pound ..........................   200,130,084    9/10/09             --    (3,620,360)
      161,529,189  British Pound ..........................   239,554,563    9/14/09      7,613,704            --
      211,190,000  Euro ...................................   270,082,609    9/14/09             --   (10,420,778)
      321,514,985  Swedish Krona ..........................    36,907,808    9/16/09             --    (2,261,997)
       42,257,695  Singapore Dollar .......................    27,885,827    9/24/09        130,242            --
      210,408,531  Danish Krone ...........................    36,146,060   10/23/09             --    (1,245,246)
        7,488,185  Danish Krone ...........................     1,370,051   10/23/09         39,339            --


                    54 | Quarterly Statements of Investments

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL SHARES FUND (CONTINUED)

                                                               CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                                AMOUNT        DATE     APPRECIATION  DEPRECIATION
                                                             ------------  ----------  ------------  ------------
CONTRACTS TO SELL (CONTINUED)
       96,300,000  Euro ...................................  $ 24,181,739   11/13/09   $         --  $ (3,782,598)
        2,560,000  Euro ...................................     3,512,704   11/13/09        110,952            --
                                                                                       ------------  ------------
Unrealized appreciation (depreciation) on forward
   exchange contracts .....................................                              48,209,331   (64,862,852)
                                                                                       ------------  ------------
   NET UNREALIZED DEPRECIATION ON FORWARD EXCHANGE
      CONTRACTS ..........................................                                           $(16,653,521)
                                                                                                     ============
MUTUAL QUALIFIED FUND
CONTRACTS TO BUY
      231,756,520  Japanese Yen ...........................  $  2,477,912    4/20/09   $         --  $   (137,214)
       43,000,000  Japanese Yen ...........................       432,813    4/20/09          1,479            --
        2,850,000  British Pound ..........................     4,118,130    5/12/09             --       (28,545)
        8,870,000  British Pound ..........................    12,546,576    5/12/09        181,363            --
        7,630,000  Euro ...................................     9,635,798    5/13/09        492,829            --
      171,986,648  Norwegian Krone ........................    24,143,973    5/19/09      1,375,284            --
        6,000,000  Euro ...................................     7,536,700    5/29/09        428,543            --
          540,000  British Pound ..........................       777,519    7/13/09             --        (2,413)
        2,475,000  British Pound ..........................     3,522,291    7/13/09         30,280            --
        3,873,744  Swiss Franc ............................     3,360,000    8/10/09         53,398            --
          880,000  Canadian Dollar ........................       719,689    8/31/09             --       (20,118)
          820,000  Canadian Dollar ........................       634,641    8/31/09         17,232            --
        4,958,986  Danish Krone ...........................       848,360   10/23/09         32,892            --
CONTRACTS TO SELL
    7,785,210,000  South Korean Won .......................     5,390,000    4/06/09             --      (277,618)
   49,878,068,750  South Korean Won .......................    39,400,000    4/06/09      3,088,861            --
    1,995,480,450  Japanese Yen ...........................    22,547,335    4/20/09      2,393,357            --
       40,785,000  Euro ...................................    53,089,157    4/30/09             --    (1,049,666)
        9,066,193  Euro ...................................    12,085,236    4/30/09         50,590            --
       49,225,000  British Pound ..........................    75,876,804    5/12/09      5,241,765            --
       72,491,810  Euro ...................................    90,832,238    5/13/09             --    (5,398,761)
      637,396,299  Norwegian Krone ........................    90,649,588    5/19/09             --    (3,926,820)
       22,799,788  Norwegian Krone ........................     3,505,000    5/19/09        121,984            --
       38,450,000  Euro ...................................    50,148,598    5/29/09             --      (895,342)
       10,694,175  British Pound ..........................    14,855,070    7/13/09             --      (495,158)
       17,564,162  British Pound ..........................    26,498,392    7/13/09      1,287,110            --
       25,150,000  Euro ...................................    32,518,950    7/27/09             --      (877,230)
       83,807,749  Swiss Franc ............................    72,021,321    8/10/09             --    (1,826,915)
          738,791  Swiss Franc ............................       660,000    8/10/09          9,005            --
       29,000,000  Euro ...................................    37,468,000    8/13/09             --    (1,043,777)
        8,012,847  Canadian Dollar ........................     6,456,247    8/31/09        86,298             --
       27,910,000  Euro ...................................    35,529,430    8/31/09             --    (1,538,158)
       50,500,000  British Pound ..........................    71,223,180    9/10/09             --    (1,288,430)


                    Quarterly Statements of Investments | 55

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL QUALIFIED FUND (CONTINUED)

                                                               CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                                AMOUNT        DATE     APPRECIATION  DEPRECIATION
                                                             ------------  ----------  ------------  ------------
CONTRACTS TO SELL   (CONTINUED)
       30,773,840   British Pound .........................  $ 45,640,523    9/14/09   $  1,452,158  $         --
       59,773,394   Euro ..................................    76,467,499    9/14/09             --    (2,923,758)
       46,736,182   Swedish Krona .........................     5,371,207    9/16/09             --      (322,609)
       14,127,946   Singapore Dollar ......................     9,322,671    9/24/09         43,192            --
       57,039,202   Danish Krone ..........................     9,796,323   10/23/09             --      (340,006)
        2,240,035   Danish Krone ..........................       410,000   10/23/09         11,928            --
       32,643,156   Euro ..................................    42,127,004   11/13/09             --    (1,249,524)
       46,599,353   Euro ..................................    63,460,678   11/13/09      1,539,023            --
                                                                                       ------------  ------------
Unrealized appreciation (depreciation) on forward exchange
   contracts ..............................................                              17,938,571   (23,642,062)
                                                                                       ------------  ------------
   NET UNREALIZED DEPRECIATION ON FORWARD EXCHANGE
      CONTRACTS ...........................................                                          $ (5,703,491)
                                                                                                     ============
MUTUAL BEACON FUND
 CONTRACTS TO BUY
       97,000,000   Japanese Yen ..........................  $    976,346    4/20/09   $      3,336  $         --
        2,600,000   British Pound .........................     3,761,160    5/12/09             --       (30,310)
        6,585,000   British Pound .........................     9,305,794    5/12/09        143,302            --
       14,547,918   Euro ..................................    18,379,834    5/13/09        932,151            --
      112,588,644   Norwegian Krone .......................    15,685,000    5/19/09      1,020,822            --
        1,160,000   Euro ..................................     1,456,658    5/29/09         83,289            --
        1,800,000   British Pound .........................     2,591,730    7/13/09             --        (8,042)
        2,960,000   British Pound .........................     4,190,633    7/13/09         58,098            --
          700,000   Canadian Dollar .......................       572,480    8/31/09             --       (16,003)
          675,000   Canadian Dollar .......................       522,418    8/31/09         14,185            --
       97,563,564   Danish Krone...........................    16,718,923   10/23/09        618,915            --
CONTRACTS TO SELL
    3,582,831,250   South Korean Won ......................     2,875,000    4/06/09        266,706            --
    2,301,311,510   Japanese Yen ..........................    25,671,201    4/20/09      2,428,386            --
       30,575,290   Euro ..................................    39,766,063    4/30/09             --      (820,187)
       38,740,000   British Pound .........................    59,561,070    5/12/09      3,971,401            --
       14,981,139   Euro ..................................    19,769,328    5/13/09             --      (117,746)
      140,712,560   Norwegian Krone .......................    20,250,000    5/19/09             --      (628,830)
       19,771,734   Norwegian Krone .......................     3,018,000    5/19/09         84,285            --
       22,900,000   Euro ..................................    29,820,294    5/29/09             --      (580,389)
        2,990,000   British Pound .........................     4,174,877    7/13/09             --      (116,917)
        8,784,392   British Pound .........................    13,343,491    7/13/09        734,533            --
      431,758,703   Norwegian Krone .......................    61,321,061    7/13/09             --    (2,668,156)
       74,000,000   Euro ..................................    95,682,000    7/27/09             --    (2,581,116)
       80,021,471   Swiss Franc ...........................    68,884,911    8/10/09             --    (1,627,000)
        2,641,789   Swiss Franc ...........................     2,360,000    8/10/09         32,155            --
        9,100,000   Euro ..................................    11,757,200    8/13/09             --      (327,530)
        6,387,995   Canadian Dollar .......................     5,147,047    8/31/09         68,802            --
       14,018,476   Euro ..................................    17,855,246    8/31/09             --      (762,851)
       53,400,000   British Pound .........................    75,313,224    9/10/09             --    (1,362,419)


                    56 | Quarterly Statements of Investments

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND (CONTINUED)

                                                               CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                                AMOUNT        DATE     APPRECIATION  DEPRECIATION
                                                             ------------  ----------  ------------  ------------
   CONTRACTS TO SELL (CONTINUED)
       39,457,831  British Pound ..........................  $ 58,517,040    9/14/09   $  1,859,273  $         --
       22,010,000  Euro ...................................    28,164,687    9/14/09             --    (1,069,081)
      225,152,378  Danish Krone ...........................    38,730,381   10/23/09             --    (1,281,026)
        4,917,150  Danish Krone ...........................       900,000   10/23/09         26,182           --
       12,077,104  Euro ...................................    15,632,422   11/13/09             --      (415,746)
        1,050,000  Euro ...................................     1,440,758   11/13/09         45,508            --
   Unrealized appreciation (depreciation) on offsetting
      forward exchange contracts ..........................                                 165,266        (8,539)
                                                                                       ------------  ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ..................................                              12,556,595   (14,421,888)
                                                                                       ------------  ------------
      NET UNREALIZED DEPRECIATION ON FORWARD EXCHANGE
         CONTRACTS ........................................                                          $ (1,865,293)
                                                                                                     ============
MUTUAL DISCOVERY FUND
   CONTRACTS TO BUY
    2,180,021,960  Japanese Yen ...........................  $ 23,274,944    4/20/09   $         --  $ (1,257,130)
      300,000,000  Japanese Yen ...........................     3,019,628    4/20/09         10,316            --
       10,000,000  British Pound ..........................    14,450,140    5/12/09             --      (100,717)
       32,010,000  British Pound ..........................    45,294,256    5/12/09        638,251            --
       25,420,703  Euro ...................................    32,128,777    5/13/09      1,616,547            --
      230,214,263  Norwegian Krone ........................    32,075,000    5/19/09      2,084,028            --
       14,460,000  Euro ...................................    18,163,448    5/29/09      1,032,792            --
        2,010,000  British Pound ..........................     2,894,099    7/13/09             --        (8,981)
       12,520,000  British Pound ..........................    17,836,874    7/13/09        134,109            --
       13,350,000  New Zealand Dollar .....................     6,755,347    9/10/09        761,449            --
       84,118,807  Danish Krone ...........................    14,394,690   10/23/09        553,905            --
   CONTRACTS TO SELL
   41,734,625,000  South Korean Won .......................    28,905,000    4/06/09             --    (1,477,727)
  251,977,325,000  South Korean Won .......................   198,675,000    4/06/09     15,235,991            --
   10,851,383,119  Japanese Yen ...........................   122,831,398    4/20/09     13,234,458            --
      160,486,143  Euro ...................................   208,746,700    4/30/09             --    (4,285,807)
      131,465,000  British Pound ..........................   201,493,604    5/12/09     12,848,905            --
      127,751,481  Euro ...................................   160,778,994    5/13/09             --    (8,807,784)
       11,642,842  Euro ...................................    16,365,994    5/13/09        910,423            --
      313,685,475  Norwegian Krone ........................    45,200,000    5/19/09             --    (1,344,428)
       44,452,217  Norwegian Krone ........................     6,784,000    5/19/09        188,212            --
      125,310,000  Euro ...................................   163,383,834    5/29/09             --    (2,970,293)
      153,129,095  British Pound ..........................   211,958,727    7/13/09             --    (7,840,028)
       38,611,512  British Pound ..........................    58,207,151    7/13/09      2,784,878            --
    1,125,034,961  Norwegian Krone ........................   159,782,931    7/13/09             --    (6,953,962)
      284,442,349  Swiss Franc ............................   243,910,687    8/10/09             --    (6,729,212)
      132,771,571  Euro ...................................   171,662,262    8/13/09             --    (4,657,363)
       68,123,152  Canadian Dollar ........................    54,938,026    8/31/09        782,374            --
      185,186,969  Euro ...................................   236,366,204    8/31/09             --    (9,582,711)
      122,000,000  British Pound ..........................   172,063,920    9/10/09             --    (3,112,642)


                    Quarterly Statements of Investments | 57

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL DISCOVERY FUND (CONTINUED)

                                                               CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                                AMOUNT        DATE     APPRECIATION  DEPRECIATION
                                                             ------------  ----------  ------------  ------------
   CONTRACTS TO SELL (CONTINUED)
       32,995,253  New Zealand Dollar .....................  $ 17,467,105    9/10/09   $         --  $ (1,111,065)
          400,000  New Zealand Dollar .....................       230,160    9/10/09          4,938            --
      140,507,833  British Pound ..........................   208,388,511    9/14/09      6,632,359            --
      316,410,927  Euro ...................................   404,783,829    9/14/09             --   (15,474,409)
       71,876,734  Singapore Dollar .......................    47,430,783    9/24/09        220,898            --
      967,224,051  Danish Krone ...........................   166,134,088   10/23/09             --    (5,749,487)
       31,360,490  Danish Krone ...........................     5,740,000   10/23/09        166,986            --
      129,854,250  Euro ...................................   167,451,939   11/13/09             --    (5,099,597)
      117,634,958  Euro ...................................   159,507,189   11/13/09      3,192,762            --
                                                                                       ------------  ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ..................................                              63,034,581   (86,563,343)
                                                                                       ------------  ------------
      NET UNREALIZED DEPRECIATION ON FORWARD EXCHANGE
         CONTRACTS ........................................                                          $(23,528,762)
                                                                                                     ============
MUTUAL EUROPEAN FUND
   CONTRACTS TO BUY
        3,880,000  British Pound ..........................  $  5,474,795    5/12/09   $     92,783  $         --
       55,973,983  Euro ...................................    70,683,367    5/13/09      3,620,645            --
       66,568,977  Norwegian Krone ........................     9,412,408    5/19/09        465,050            --
        7,260,000  Euro ...................................     9,119,408    5/29/09        518,539            --
        1,162,298  British Pound ..........................     1,675,136    7/13/09             --        (6,795)
        4,269,930  British Pound ..........................     5,966,188    7/13/09        162,793            --
        7,643,656  Swiss Franc ............................     6,640,000    8/10/09         95,302            --
          650,000  New Zealand Dollar .....................       378,400    9/10/09             --       (12,413)
        5,135,960  New Zealand Dollar .....................     2,631,207    9/10/09        260,624            --
       10,200,000  Swedish Krona ..........................     1,206,958    9/16/09         35,697            --
        1,200,000  Danish Krone ...........................       217,920   10/23/09             --        (4,671)
       70,070,676  Danish Krone ...........................    12,019,193   10/23/09        432,937            --
   CONTRACTS TO SELL
       66,416,023  Euro ...................................    86,106,708    4/30/09             --    (2,055,244)
       72,206,175  Euro ...................................    96,250,831    4/30/09        402,915            --
       32,123,417  British Pound ..........................    49,377,934    5/12/09      3,282,679            --
      175,246,833  Euro ...................................   220,752,546    5/13/09             --   (11,883,084)
        6,570,095  Euro ...................................     9,075,273    5/13/09        353,641            --
      253,378,928  Norwegian Krone ........................    35,992,453    5/19/09             --    (1,603,733)
        6,082,058  Norwegian Krone ........................       945,000    5/19/09         42,548            --
       43,520,000  Euro ...................................    56,828,418    5/29/09             --      (946,154)
        4,009,884  British Pound ..........................     5,585,898    7/13/09             --      (169,818)
       30,449,245  British Pound ..........................    46,192,016    7/13/09      2,485,716            --
      129,800,000  Euro ...................................   167,831,400    7/27/09             --    (4,527,416)
      167,093,235  Swiss Franc ............................   143,672,217    8/10/09             --    (3,564,054)
        7,110,008  Swiss Franc ............................     6,351,323    8/10/09         86,253            --
       54,100,012  Euro ...................................    69,907,313    8/13/09             --    (1,937,088)
      120,528,767  Euro ...................................   153,434,525    8/31/09             --    (6,641,098)
       14,200,000  British Pound ..........................    20,027,112    9/10/09             --      (362,291)


                     58 | Quarterly Statements of Investments

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL EUROPEAN FUND (CONTINUED)

                                                               CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                                AMOUNT        DATE     APPRECIATION  DEPRECIATION
                                                             ------------  ----------  ------------  ------------
   CONTRACTS TO SELL (CONTINUED)
       12,245,021  New Zealand Dollar .....................  $  6,482,303    9/10/09   $         --  $   (412,327)
        1,000,000  New Zealand Dollar .....................       575,400    9/10/09         12,344            --
       19,047,720  British Pound ..........................    28,225,975    9/14/09        875,225            --
       58,050,948  Euro ...................................    74,324,360    9/14/09             --    (2,779,136)
      302,904,359  Swedish Krona ..........................    34,771,430    9/16/09             --    (2,131,063)
      134,823,228  Danish Krone ...........................    23,186,654   10/23/09             --      (772,529)
        2,240,035  Danish Krone ...........................       410,000   10/23/09         11,928            --
       56,389,554  Euro ...................................    72,702,726   11/13/09             --    (2,228,238)
        1,100,000  Euro ...................................     1,509,365   11/13/09         47,675            --
                                                                                       ------------  ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ..................................                              13,285,294   (42,037,152)
                                                                                       ------------  ------------
      NET UNREALIZED DEPRECIATION ON FORWARD EXCHANGE
         CONTRACTS ........................................                                          $(28,751,858)
                                                                                                     ============
MUTUAL FINANCIAL SERVICES FUND
   CONTRACTS TO BUY
       22,180,000  Japanese Yen ...........................  $    227,352    4/20/09   $         --  $     (3,338)
       45,000,000  Japanese Yen ...........................       452,944    4/20/09          1,547            --
       11,057,231  Euro ...................................    13,922,428    5/13/09        755,760            --
       15,110,017  Norwegian Krone ........................     2,136,881    5/19/09        105,132            --
          480,000  Euro ...................................       602,936    5/29/09         34,284            --
          229,406  British Pound ..........................       334,768    7/13/09             --        (5,482)
        2,157,954  British Pound ..........................     3,008,198    7/13/09         89,292            --
       11,756,475  Swiss Franc ............................    10,164,038    8/10/09        195,325            --
        2,678,100  New Zealand Dollar .....................     1,355,160    9/10/09        152,760            --
   CONTRACTS TO SELL
      355,201,073  Japanese Yen ...........................     3,839,410    4/20/09        251,946            --
        7,125,000  Euro ...................................     9,275,703    4/30/09             --      (182,164)
       11,859,705  Euro ...................................    14,860,210    5/13/09             --      (883,241)
          351,164  Euro ...................................       467,757    5/13/09          1,596            --
       83,418,191  Norwegian Krone ........................    11,824,092    5/19/09             --      (553,440)
       13,090,000  Euro ...................................    17,132,486    5/29/09             --      (245,023)
          684,264  British Pound ..........................       945,598    7/13/09             --       (36,582)
       11,955,882  British Pound ..........................    18,160,984    7/13/09        999,727            --
       16,307,998  Swiss Franc ............................    14,060,429    8/10/09             --      (309,564)
          537,312  Swiss Franc ............................       480,001    8/10/09          6,542            --
        2,005,000  Euro ...................................     2,552,365    8/31/09             --      (110,498)
        6,574,477  New Zealand Dollar .....................     3,480,014    9/10/09             --      (221,784)
          100,000  New Zealand Dollar .....................        57,540    9/10/09          1,234            --
        1,534,255  Euro ...................................     1,985,073    9/14/09             --       (52,731)
        6,751,423  Australian Dollar ......................     4,413,299    9/17/09             --      (228,994)
          980,000  Euro ...................................     1,295,977   11/13/09             --        (6,257)
          600,000  Euro ...................................       823,290   11/13/09         26,004            --
                                                                                       ------------  ------------
   Unrealized appreciation (depreciation) on forward
      exchange contracts ..................................                               2,621,149    (2,839,098)
                                                                                       ------------  ------------
      NET UNREALIZED DEPRECIATION ON FORWARD EXCHANGE
         CONTRACTS ........................................                                          $   (217,949)
                                                                                                     ============


                    Quarterly Statements of Investments | 59

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES

At March 31, 2009, the Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL SHARES FUND
          842,420      AboveNet Inc. .................................   10/02/01 - 8/08/08  $ 44,630,142  $ 42,121,000
            1,065      AboveNet Inc.,
                          stock grant, grant price $20.95, expiration
                          date 9/09/13 ...............................    4/17/06 - 9/08/06            --        16,028
           34,449      AboveNet Inc., wts., 9/08/10 ..................   10/02/01 - 9/07/07     3,603,181       556,971
       42,878,214      CB FIM Coinvestors LLC ........................        1/15/09          42,878,214    94,332,070
       56,116,385      Cerberus CG Investor I LLC ....................   7/26/07 - 6/17/08     55,924,193    10,662,113
       49,252,400      Cerberus CG Investor I LLC,
                          12.00%, 7/31/14 ............................        7/26/07          49,252,400     9,357,956
       56,116,385      Cerberus CG Investor II LLC ...................   7/26/07 - 6/17/08     55,924,193    10,662,113
       49,252,400      Cerberus CG Investor II LLC,
                          12.00%, 7/31/14 ............................        7/26/07          49,252,400     9,357,956
       28,058,192      Cerberus CG Investor III LLC ..................   7/26/07 - 6/17/08     27,962,097     5,331,057
       24,626,200      Cerberus CG Investor III LLC,
                          12.00%, 7/31/14 ............................        7/26/07          24,626,200     4,678,978
       53,207,750      Cerberus FIM Investors Holdco LLC .............        11/20/06         53,207,750     3,724,543
      159,591,548      Cerberus FIM Investors Holdco LLC,
                          12.00%, 11/22/13 ...........................        11/21/06        159,591,548    11,171,408
          163,322  (a) Dana Holding Corp., 4.00%, cvt. pfd., B .......        12/27/07         16,332,200     1,551,559
        1,879,100  (b) DecisionOne Corp. .............................   3/12/99 - 7/18/00      1,313,384            --
        2,443,454  (b) DecisionOne Corp., 12.00%, 4/15/10 ............   3/12/99 - 1/16/09      3,214,252     2,443,454
        1,031,766  (b) DecisionOne Corp., wts., 6/08/17 ..............        7/09/07                  --            --
           64,834      Elephant Capital Holdings Ltd. ................   8/29/03 - 3/10/08      7,540,574            --
       22,185,100      GLCP Harrah's Investment LP ...................        1/15/08          22,185,100            --
          678,719      IACNA Investor LLC ............................        7/24/08             695,349         6,787
        7,234,813  (c) International Automotive Components Group
                          Brazil LLC .................................   4/13/06 - 12/26/08     4,853,277     2,311,475
        1,104,272  (c) International Automotive Components Group
                          Japan LLC ..................................   9/26/06 - 3/27/07      9,586,763     1,288,577
       25,796,752  (c) International Automotive Components Group
                          LLC ........................................   1/12/06 - 10/16/06    25,803,435       327,619
        5,851,000  (c) International Automotive Components Group NA
                          LLC, 9.00%, 4/01/17 ........................        3/30/07           5,938,765     1,845,572
       19,434,979  (c) International Automotive Components Group NA
                          LLC, A .....................................   3/30/07 - 10/10/07    19,238,439     2,242,797
        2,883,197      Kindred Healthcare Inc. .......................   4/28/99 - 7/08/08     26,648,092    40,948,605
               12  (d) Motor Coach Industries International Inc.,
                          wts., 5/27/09 ..............................        3/30/07                  --            --


                    60 | Quarterly Statements of Investments

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
          301,530      NCB Warrant Holdings Ltd., A ..................   12/16/05 - 3/10/08  $  3,174,787  $         --
          202,380      Olympus Re Holdings Ltd. ......................        12/19/01         19,570,491       451,854
       72,988,315      Pontus I LLC, junior note, 144A, FRN, 5.283%,
                          7/24/09 ....................................   1/22/08 - 2/25/08    122,535,325    72,954,379
       11,576,084      Pontus II Trust, junior profit-participating
                          note, 144A, FRN, 8.256%, 6/25/09 ...........        2/29/08          13,282,716     3,238,547
          199,566      PTV Inc., 10.00%, pfd., A .....................   12/07/01 - 3/06/02       125,727        56,876
                                                                                                           ------------
                       TOTAL RESTRICTED SECURITIES (2.87% of Net
                          Assets) ....................................                                     $331,640,294
                                                                                                           ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $885,586 as of March 31, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $433,342 as of March 31, 2009.

(c) The Fund also invests in unrestricted securities of the issuer, valued at $3,854,096 as of March 31, 2009.

(d) The Fund also invests in unrestricted securities of the issuer, valued at $23,102,509 as of March 31, 2009.

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL QUALIFIED FUND
          402,522      AboveNet Inc. .................................   10/02/01 - 8/08/08  $ 21,201,790  $ 20,126,100
              510      AboveNet Inc., stock grant, grant price $20.95,
                          expiration date 9/09/13 ....................   4/17/06 - 9/08/06             --         7,675
           16,099      AboveNet Inc., wts., 9/08/10 ..................   10/02/01 - 9/07/07     1,681,196       260,289
        7,519,799      Cerberus CG Investor I LLC ....................   7/26/07 - 6/17/08      7,494,044     1,428,762
        6,600,000      Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...        7/26/07           6,600,000     1,254,000
        7,519,799      Cerberus CG Investor II LLC ...................   7/26/07 - 6/17/08      7,494,044     1,428,762
        6,600,000      Cerberus CG Investor II LLC, 12.00%,
                          7/31/14 ....................................        7/26/07           6,600,000     1,254,000
        3,759,899      Cerberus CG Investor III LLC ..................   7/26/07 - 6/17/08      3,747,022       714,381
        3,300,000      Cerberus CG Investor III LLC, 12.00%,
                          7/31/14 ....................................        7/26/07           3,300,000       627,000
       15,919,000      Cerberus FIM Investors Holdco LLC .............        11/20/06         15,919,000     1,114,330
       47,747,515      Cerberus FIM Investors Holdco LLC, 12.00%,
                          11/22/13 ...................................        11/21/06         47,747,515     3,342,326
           48,807  (a) Dana Holding Corp., 4.00%, cvt. pfd., B .......        12/27/07          4,880,571       463,667
        1,008,199  (b) DecisionOne Corp. .............................   3/12/99 - 7/18/00        700,978            --
        1,310,993  (b) DecisionOne Corp., 12.00%, 4/15/10 ............   3/12/99 - 1/16/09      1,722,951     1,310,993
          553,576  (b) DecisionOne Corp., wts., 6/08/17 ..............        7/09/07                  --            --
           27,946      Elephant Capital Holdings Ltd .................   8/29/03 - 3/10/08      3,250,275            --
          659,105      First Chicago Bancorp .........................        11/16/06          9,227,470     2,607,653
          180,986      IACNA Investor LLC ............................   7/24/08 - 8/08/08        185,348         1,810


                    Quarterly Statements of Investments | 61

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL QUALIFIED FUND (CONTINUED)
        2,814,856      Imagine Group Holdings Ltd. ...................         8/31/04       $ 28,828,348  $ 23,053,671
        2,363,058  (c) International Automotive Components Group
                          Brazil LLC .................................   4/13/06 - 12/26/08     1,585,194       754,981
          307,801  (c) International Automotive Components Group
                          Japan LLC ..................................   9/26/06 - 3/27/07      2,672,236       359,174
        8,425,843  (c) International Automotive Components Group
                          LLC ........................................   1/12/06 - 10/16/06     8,428,025       107,008
        1,560,200  (c) International Automotive Components Group
                          NA LLC, 9.00%, 4/01/17 .....................         3/30/07          1,583,603       492,132
        5,182,488  (c) International Automotive Components Group NA
                          LLC, A .....................................   3/30/07 - 10/10/07     5,130,079       598,059
        1,456,113      Kindred Healthcare Inc. .......................   4/28/99 - 7/08/08     13,378,743    20,680,445
                5  (d) Motor Coach Industries International Inc.,
                          wts., 5/27/09 ..............................         3/30/07                 --            --
          129,974      NCB Warrant Holdings Ltd., A ..................   12/16/05 - 3/10/08     1,368,433            --
           97,300      Olympus Re Holdings Ltd. ......................         12/19/01         9,409,076       217,242
       18,138,778      Pontus I LLC, junior note, 144A, FRN, 5.283%,
                          7/24/09 ....................................   1/22/08 - 2/25/08     30,452,009    18,130,344
        2,876,884      Pontus II Trust, junior profit- participating
                          note, 144A, FRN, 8.256%, 6/25/09 ...........         2/29/08          3,301,015       804,842
           92,938      PTV Inc., 10.00%, pfd., A .....................   12/07/01 - 3/06/02        58,551        26,487
        3,434,760      Symetra Financial .............................         7/27/04         39,480,000    52,242,700
                                                                                                           ------------
                       TOTAL RESTRICTED SECURITIES (3.70% of Net
                          Assets) ....................................                                     $153,408,833
                                                                                                           ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $264,650 as of March 31, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $232,502 as of March 31, 2009.

(c) The Fund also invests in unrestricted securities of the issuer, valued at $1,027,725 as of March 31, 2009.

(d) The Fund also invests in unrestricted securities of the issuer, valued at $8,831,404 as of March 31, 2009.

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
          484,720      AboveNet Inc. .................................   10/02/01 - 8/08/08  $ 25,693,460  $ 24,236,000
              613      AboveNet Inc., stock grant, grant price $20.95,
                          expiration date 9/09/13 ....................   4/17/06 - 9/08/06             --         9,226
           19,829      AboveNet Inc., wts., 9/08/10 ..................   10/02/01 - 9/07/07     2,071,196       320,595
       15,748,397      CB FIM Coinvestors LLC ........................        1/15/09          15,748,397    34,646,473
       20,610,629      Cerberus CG Investor I LLC ....................   7/26/07 - 6/17/08     20,540,041     3,916,020
       18,089,600      Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...        7/26/07          18,089,600     3,437,024
       20,610,629      Cerberus CG Investor II LLC ...................   7/26/07 - 6/17/08     20,540,040     3,916,020


                    62 | Quarterly Statements of Investments

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL BEACON FUND (CONTINUED)
       18,089,600      Cerberus CG Investor II LLC, 12.00%,
                          7/31/14 ....................................        7/26/07        $ 18,089,600  $  3,437,024
       10,305,315      Cerberus CG Investor III LLC ..................   7/26/07 - 6/17/08     10,270,020     1,958,010
        9,044,800      Cerberus CG Investor III LLC, 12.00%,
                          7/31/14 ....................................        7/26/07           9,044,800     1,718,512
       19,542,250      Cerberus FIM Investors Holdco LLC .............       11/20/06          19,542,250     1,367,957
       58,615,106      Cerberus FIM Investors Holdco LLC, 12.00%,
                          11/22/13 ...................................       11/21/06          58,615,105     4,103,057
           60,625  (a) Dana Holding Corp., 4.00%, cvt. pfd., B .......       12/27/07           6,062,500       575,938
        1,142,353  (b) DecisionOne Corp. .............................   3/12/99 - 7/18/00        793,798            --
        1,485,437  (b) DecisionOne Corp., 12.00%, 4/15/10 ............   3/12/99 - 1/16/09      1,952,125     1,485,437
          627,237  (b) DecisionOne Corp., wts., 6/08/17 ..............        7/09/07                  --            --
           35,242      FE Capital Holdings Ltd. ......................   8/29/03 - 3/11/08      4,098,788            --
        1,157,143      First Chicago Bancorp .........................       11/16/06          16,200,002     4,578,067
          225,943      IACNA Investor LLC ............................        7/24/08             231,388         2,260
        2,846,329  (c) International Automotive Components Group
                          Brazil LLC .................................   4/13/06 - 12/26/08     1,909,386       909,383
          378,194  (c) International Automotive
                       Components Group Japan LLC ....................   9/26/06 - 3/27/07      3,283,337       441,316
       10,149,082  (c) International Automotive
                       Components Group LLC ..........................   1/12/06 - 10/16/06    10,151,710       128,893
        1,947,800  (c) International Automotive
                       Components Group NA LLC, 9.00%, 4/01/17 .......        3/30/07           1,977,017       614,392
        6,469,827  (c) International Automotive Components Group NA
                          LLC, A .....................................   3/30/07 - 10/10/07     6,404,397       746,618
        1,652,279      Kindred Healthcare Inc. .......................   4/28/99 - 7/08/08     15,239,975    23,466,493
                6  (d) Motor Coach Industries International Inc.,
                          wts., 5/27/09 ..............................        3/30/07                  --            --
          163,895      NCB Warrant Holdings Ltd., A ..................   12/16/05 - 3/11/08     1,725,660            --
          106,700      Olympus Re Holdings Ltd. ......................       12/19/01          10,318,072       238,229
           29,737      PMG LLC .......................................        3/22/04           2,081,593     2,260,016
       22,514,911      Pontus I LLC, junior note, 144A, FRN,
                          5.283%, 7/24/09 ............................   1/22/08 - 2/25/08      37,770,451    22,504,443
        3,570,881      Pontus II Trust, junior profit- participating
                          note, 144A, FRN, 8.256%, 6/25/09 ...........        2/29/08           4,097,326       998,996
          114,246      PTV Inc., 10.00%, pfd., A .....................   12/07/01 - 3/06/02        71,975        32,560
        4,450,920      Symetra Financial .............................        7/27/04          51,160,000    67,698,493
                                                                                                           ------------
                       TOTAL RESTRICTED SECURITIES (5.90% of Net
                          Assets) ....................................                                     $209,747,452
                                                                                                           ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $328,730 as of March 31, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $263,439 as of March 31, 2009.

(C) The Fund also invests in unrestricted securities of the issuer, valued at $1,283,013 as of March 31, 2009.

(d) The Fund also invests in unrestricted securities of the issuer, valued at $11,433,494 as of March 31, 2009.


                    Quarterly Statements of Investments | 63

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL DISCOVERY FUND
          366,651      AboveNet Inc. .................................   10/02/01 - 8/08/08  $ 19,198,842  $ 18,332,550
              464      AboveNet Inc., stock grant,
                          grant price $20.95, expiration
                          date 9/09/13 ...............................   4/17/06 - 9/08/06             --         6,983
           14,911      AboveNet Inc., wts., 9/08/10 ..................   10/02/01 - 9/07/07     1,843,189       241,081
        9,005,073      Cerberus CG Investor I LLC ....................   7/26/07 - 6/17/08      8,974,232     1,710,964
        7,903,600      Cerberus CG Investor I LLC,
                          12.00%, 7/31/14 ............................        7/26/07           7,903,600     1,501,684
        9,005,073      Cerberus CG Investor II LLC ...................   7/26/07 - 6/17/08      8,974,232     1,710,964
        7,903,600      Cerberus CG Investor II LLC,
                          12.00%, 7/31/14 ............................        7/26/07           7,903,600     1,501,684
        4,502,537      Cerberus CG Investor III LLC ..................   7/26/07 - 6/17/08      4,487,116       855,482
        3,951,800      Cerberus CG Investor III LLC,
                          12.00%, 7/31/14 ............................        7/26/07           3,951,800       750,842
       29,877,000      Cerberus FIM Investors Holdco
                          LLC ........................................        11/20/06         29,877,000     2,091,390
       89,613,199      Cerberus FIM Investors Holdco LLC,
                          12.00%, 11/22/13 ...........................        11/21/06         89,613,199     6,272,924
           89,831  (a) Dana Holding Corp., 4.00%,
                          cvt. pfd., B ...............................        12/27/07          8,983,100       853,394
          359,884  (b) DecisionOne Corp. .............................   9/28/99 - 7/18/00        273,004            --
          467,969  (b) DecisionOne Corp., 12.00%,
                          4/15/10 ....................................   10/29/99 - 1/16/09       627,252       467,969
          197,603  (b) DecisionOne Corp., wts.,
                          6/08/17 ....................................        7/09/07                  --            --
           29,212      FE Capital Holdings Ltd. ......................   8/29/03 - 3/10/08      3,397,430            --
          402,771      IACNA Investor LLC ............................        7/24/08             412,479         4,028
        4,551,501      Imagine Group Holdings Ltd. ...................        8/31/04          46,614,197    37,276,793
        3,819,425  (c) International Automotive
                          Components Group Brazil LLC ................   4/13/06 - 12/26/08     2,562,157     1,220,281
          650,533  (c) International Automotive
                          Components Group Japan LLC .................   9/26/06 - 3/27/07      5,647,603       759,108
       13,618,870  (c) International Automotive
                          Components Group LLC .......................   1/12/06 - 10/16/06    13,622,397       172,960
        3,472,200  (c) International Automotive
                          Components Group NA LLC, 9.00%, 4/01/17 ....        3/30/07           3,524,283     1,095,231
       11,533,276  (c) International Automotive
                       Components Group NA LLC, A ....................   3/30/07 - 10/10/07    11,416,643     1,330,940
        1,144,480      Kindred Healthcare Inc. .......................   5/20/99 - 7/08/08     10,783,439    16,254,477
                5  (d) Motor Coach Industries
                       International Inc., wts.,
                       5/27/09 .......................................        3/30/07                  --            --
          135,864      NCB Warrant Holdings Ltd., A ..................   12/16/05 - 3/10/08     1,430,514            --
           47,160      Olympus Re Holdings Ltd. ......................        12/19/01          4,560,452       105,294
       47,939,134      Pontus I LLC, junior note, 144A,
                          FRN, 5.283%, 7/24/09 .......................   1/22/08 - 2/25/08     80,481,892    47,916,845


                    64 | Quarterly Statements of Investments

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL DISCOVERY FUND (CONTINUED)
        7,603,287      Pontus II Trust, junior profit-
                          participating note, 144A, FRN,
                          8.256%, 6/25/09 ............................        2/29/08        $  8,724,219  $  2,127,110
           86,280      PTV Inc., 10.00%, pfd., A .....................   12/07/01 - 3/06/02        54,356        24,590
                                                                                                           ------------
                       TOTAL RESTRICTED SECURITIES (1.26% of
                          Net Assets) ................................                                     $144,585,568
                                                                                                           ============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $487,096 as of March 31, 2009.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $82,993 as of March 31, 2009.

(c) The Fund also invests in unrestricted securities of the issuer, valued at $2,287,131 as of March 31, 2009.

(d) The Fund also invests in unrestricted securities of the issuer, valued at $10,408,368 as of March 31, 2009.

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL EUROPEAN FUND
           92,335      AboveNet Inc. .................................   10/02/01 - 8/08/08  $  4,888,399  $  4,616,750
              117      AboveNet Inc., stock grant,
                          grant price $20.95, expiration date
                          9/09/13 ....................................   4/17/06 - 9/08/06             --         1,761
            3,781      AboveNet Inc., wts., 9/08/10 ..................   10/02/01 - 9/07/07       392,580        61,131
       16,127,149      Euro Wagon LP .................................   12/08/05 - 1/02/08     6,298,244     6,439,052
        1,430,000      Globe Specialty Metals Inc., 144A .............   9/28/05 - 1/22/07      4,594,764     2,145,000
           16,080      Olympus Re Holdings Ltd. ......................        12/19/01          1,554,963        35,902
           46,841      PTV Inc., 10.00%, pfd., A .....................   12/07/01 - 3/06/02        29,510        13,350
                                                                                                           ------------
                       TOTAL RESTRICTED SECURITIES (0.89% of Net
                          Assets) ....................................                                     $ 13,312,946
                                                                                                           ============

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL FINANCIAL SERVICES FUND
          350,000      Atlantic Banc Holdings Inc. ...................        2/01/07        $  3,500,000  $  2,167,908
          456,903      The Bankshares Inc. ...........................        3/22/07           4,569,030     1,851,317
        1,139,363      Cerberus CG Investor I LLC ....................   7/26/07 - 6/17/08      1,135,461       216,479
        1,000,000      Cerberus CG Investor I LLC,
                          12.00%, 7/31/14 ............................        7/26/07           1,000,000       190,000
        1,139,363      Cerberus CG Investor II LLC ...................   7/26/07 - 6/17/08      1,135,461       216,479
        1,000,000      Cerberus CG Investor II LLC,
                          12.00%, 7/31/14 ............................        7/26/07           1,000,000       190,000
          569,682      Cerberus CG Investor III LLC ..................   7/26/07 - 6/17/08        567,731       108,240
          500,000      Cerberus CG Investor III LLC,
                       12.00%, 7/31/14 ...............................        7/26/07             500,000        95,000
        4,299,250      Cerberus FIM Investors Holdco LLC .............        11/20/06          4,299,250       300,947
       12,895,188      Cerberus FIM Investors Holdco LLC,
                          12.00%, 11/22/13 ...........................        11/20/06         12,895,188       902,663


                    Quarterly Statements of Investments | 65

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                            ACQUISITION
CONTRACTS          ISSUER                                                      DATES             COST          VALUE
-----------------  ---------------------------------------------------  -------------------  ------------  ------------
MUTUAL FINANCIAL SERVICES FUND (CONTINUED)
            5,268      Elephant Capital Holdings Ltd. ................   8/29/03 - 3/10/08   $    612,722  $         --
          496,868      First Chicago Bancorp .........................        11/16/06          6,956,152     1,965,786
        2,339,859      Hightower Holding LLC, pfd. ...................   3/31/08 - 03/05/09     2,339,859     1,717,691
          551,589      Imagine Group Holdings Ltd. ...................        8/31/04           5,649,099     4,517,514
           25,741      NCB Warrant Holdings Ltd., A ..................   12/16/05 - 3/10/08       271,013            --
            7,480      Olympus Re Holdings Ltd. ......................        12/19/01            723,329        16,701
        2,721,785      Pontus I LLC, junior note, 144A,
                          FRN, 5.283%, 7/24/09 .......................   1/22/08 - 2/25/08      4,569,431     2,720,520
          431,721      Pontus II Trust, junior profit-
                          participating note, 144A, FRN,
                          8.256%, 6/25/09 ............................        2/29/08             495,369       120,779
           96,850      Star Asia Finance Ltd., 144A ..................   2/22/07 - 5/18/07      9,836,925       335,198
        1,020,510      Symetra Financial .............................        7/27/04          11,730,000    15,521,957
                                                                                                           ------------
                       TOTAL RESTRICTED SECURITIES (8.06% of
                          Net Assets) ................................                                     $ 33,155,179
                                                                                                           ============

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the three months ended March 31, 2009, were as shown below.

                                          NUMBER                                  NUMBER
                                            OF                                      OF
                                          SHARES/                                SHARES/
                                         PRINCIPAL                              PRINCIPAL
                                          AMOUNT                                  AMOUNT                                REALIZED
                                          HELD AT                              HELD AT END     VALUE AT                  CAPITAL
                                         BEGINNING      GROSS        GROSS          OF          END OF     INVESTMENT     GAIN
NAME OF ISSUER                           OF PERIOD    ADDITIONS   REDUCTIONS      PERIOD        PERIOD       INCOME      (LOSS)
--------------                          ----------   ----------   ----------   -----------   -----------   ----------   --------
MUTUAL SHARES FUND
NON-CONTROLLED AFFILIATES
AboveNet Inc ........................      842,420           --       --           842,420   $42,121,000    $     --      $--
AboveNet Inc., stock grant,
   grant price 20.95,
   expiration date 9/09/13 ..........        1,065           --       --             1,065        16,028          --       --
AboveNet Inc., wts., 9/08/10 ........       34,449           --       --            34,449       556,971          --       --
Alexander's Inc. ....................      326,675           --       --           326,675    55,658,886          --       --
CB FIM Coinvestors LLC ..............           --   42,878,214       --        42,878,214    94,332,070          --       --
DecisionOne Corp. ...................    1,879,100           --       --         1,879,100            --          --       --
DecisionOne Corp., 12.00%, 4/15/10       2,418,729       24,725       --         2,443,454     2,443,454      72,562       --
DecisionOne Corp., FRN, 5.50%,
   5/12/09 ..........................      433,342           --       --           433,342       433,342       6,049       --
DecisionOne Corp., wts., 6/08/17 ....    1,031,766           --       --         1,031,766            --          --       --
Elephant Capital Holdings Ltd. ......       64,834           --       --            64,834            --          --       --
Federal Signal Corp. ................    3,360,800           --       --         3,360,800    17,711,416     201,648       --
GLCP Harrah's Investment LP .........   22,185,100           --       --        22,185,100            --          --       --
Guaranty Bancorp ....................    5,731,834           --       --         5,731,834    10,030,709          --       --
IACNA Investor LLC ..................      678,719           --       --           678,719         6,787          --       --
International Automotive Components
   Group Brazil LLC .................    7,234,813           --       --         7,234,813     2,311,475          --       --
International Automotive Components
   Group Japan LLC ..................    1,104,272           --       --         1,104,272     1,288,577          --       --
International Automotive
   Components Group LLC .............   25,796,752           --       --        25,796,752       327,619          --       --


                    66 | Quarterly Statements of Investments

Franklin Mutual Series Funds

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                                             NUMBER OF                            NUMBER OF
                                              SHARES/                              SHARES/
                                             PRINCIPAL                            PRINCIPAL
                                               AMOUNT                              AMOUNT
                                              HELD AT                              HELD AT     VALUE AT                  REALIZED
                                             BEGINNING      GROSS       GROSS      END OF       END OF     INVESTMENT    CAPITAL
NAME OF ISSUER                               OF PERIOD    ADDITIONS  REDUCTIONS    PERIOD       PERIOD       INCOME    GAIN (LOSS)
--------------                              -----------  ----------  ----------  ----------  ------------  ----------  -----------
MUTUAL SHARES FUND (CONTINUED)
NON-CONTROLLED AFFILIATES (CONTINUED)
International Automotive Components
   Group NA LLC, 9.00%, 4/01/17 ..........    5,851,000          --      --       5,851,000  $  1,845,572  $       --      $--
International Automotive Components
   Group NA LLC, A .......................   19,434,979          --      --      19,434,979     2,242,797          --       --
International Automotive Components
   Group NA Inc, Revolver, FRN,
   5.75%, 1/18/14 ........................           --   3,854,096      --       3,854,096     3,854,096          --       --
Kindred Healthcare Inc. ..................    2,883,197          --      --       2,883,197    40,948,605          --       --
Tenet Healthcare Corp ....................   25,881,411          --      --      25,881,411    30,022,437          --       --
TVMAX Holdings Inc. ......................      257,217          --      --         257,217            --          --       --
TVMAX Holdings Inc., PIK, 11.50%,
   6/30/2009 .............................      978,922     142,491      --       1,121,413       347,526          --       --
TVMAX Holdings Inc., PIK, 14.00%,
   6/30/2009 .............................    1,838,287      65,091      --       1,903,378       581,482          --       --
White Mountains Insurance Group Ltd. .....      729,457          --      --         729,457   125,400,953     729,457       --
                                                                                             ------------  ----------      ---
   TOTAL AFFILIATED SECURITIES (3.75%
      of Net Assets) .....................                                                   $432,481,802  $1,009,716      $--
                                                                                             ============  ==========      ===

                                             NUMBER OF                            NUMBER OF
                                              SHARES/                              SHARES/
                                             PRINCIPAL                            PRINCIPAL
                                               AMOUNT                              AMOUNT
                                              HELD AT                              HELD AT     VALUE AT                  REALIZED
                                             BEGINNING      GROSS       GROSS      END OF       END OF     INVESTMENT    CAPITAL
NAME OF ISSUER                               OF PERIOD    ADDITIONS  REDUCTIONS    PERIOD       PERIOD       INCOME    GAIN (LOSS)
--------------                              -----------  ----------  ----------  ----------  ------------  ----------  -----------
MUTUAL QUALIFIED FUND
NON-CONTROLLED AFFILIATES
DecisionOne Corp .........................    1,008,199        --        --       1,008,199   $        --    $    --       $--
DecisionOne Corp., 12.00%, 4/15/10 .......    1,297,728    13,265        --       1,310,993     1,310,993     39,797        --
DecisionOne Corp., FRN, 5.50%,
   5/12/09 ...............................      232,502        --        --         232,502       232,502      3,270        --
DecisionOne Corp., wts., 6/08/17 .........      553,576        --        --         553,576            --         --        --
Elephant Capital Holdings Ltd. ...........       27,946        --        --          27,946            --         --        --
First Chicago Bancorp ....................      659,105        --        --         659,105     2,607,653         --        --
Imagine Group Holdings Ltd. ..............    2,814,856        --        --       2,814,856    23,053,671         --        --
Imperial Capital Bancorp Inc. ............      445,796        --        --         445,796       490,376         --        --
White River Capital Inc. .................      549,751        --        --         549,751     3,298,506         --        --
                                                                                              -----------    -------       ---
   TOTAL AFFILIATED SECURITIES (0.75%
      of Net Assets) .....................                                                    $30,993,701    $43,067       $--
                                                                                              ===========    =======       ===

                                             NUMBER OF                            NUMBER OF
                                              SHARES/                              SHARES/
                                             PRINCIPAL                            PRINCIPAL
                                               AMOUNT                              AMOUNT
                                              HELD AT                              HELD AT     VALUE AT                  REALIZED
                                             BEGINNING      GROSS       GROSS      END OF       END OF     INVESTMENT    CAPITAL
NAME OF ISSUER                               OF PERIOD    ADDITIONS  REDUCTIONS    PERIOD       PERIOD       INCOME    GAIN (LOSS)
--------------                              -----------  ----------  ----------  ----------  ------------  ----------  -----------
MUTUAL BEACON FUND
CONTROLLED AFFILIATES(a)
PMG, LLC .................................       29,737          --      --          29,737   $ 2,260,016    $    --       $--
NON-CONTROLLED AFFILIATES
CB FIM Coinvestors LLC ...................           --  15,748,397      --      15,748,397    34,646,473         --        --
DecisionOne Corp. ........................    1,142,353          --      --       1,142,353            --         --        --
DecisionOne Corp., 12.00%, 4/15/10 .......    1,470,406      15,031      --       1,485,437     1,485,437     45,092        --
DecisionOne Corp., FRN, 5.50%,
   5/12/09 ...............................      263,440                             263,440       263,439      4,900        --


                    Quarterly Statements of Investments | 67

Franklin Mutual Series Funds

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                                             NUMBER OF                            NUMBER OF
                                              SHARES/                              SHARES/
                                             PRINCIPAL                            PRINCIPAL
                                               AMOUNT                              AMOUNT
                                              HELD AT                              HELD AT     VALUE AT                  REALIZED
                                             BEGINNING      GROSS       GROSS      END OF       END OF     INVESTMENT    CAPITAL
NAME OF ISSUER                               OF PERIOD    ADDITIONS  REDUCTIONS    PERIOD       PERIOD       INCOME    GAIN (LOSS)
--------------                              -----------  ----------  ----------  ----------  ------------  ----------  -----------
MUTUAL BEACON FUND (CONTINUED)
NON-CONTROLLED AFFILIATES (CONTINUED)
DecisionOne Corp., wts., 6/08/17 .........      627,237                             627,237   $        --   $     --       $--
Farmer Brothers Co. ......................    1,033,896      --          --       1,033,896    18,403,349    118,898        --
FE Capital Holdings Ltd. .................       35,242                              35,242            --         --        --
First Chicago Bancorp ....................    1,157,143                           1,157,143     4,578,067         --        --
                                                                                              -----------   --------       ---
   TOTAL NON-CONTROLLED AFFILIATES .......                                                    $59,376,765   $168,890       $--
                                                                                              -----------   --------       ---
      TOTAL AFFILIATED SECURITIES
         (1.73% of Net Assets) ...........                                                    $61,636,781   $168,890       $--
                                                                                              ===========   ========       ===

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

                                          NUMBER OF                            NUMBER OF
                                           SHARES/                              SHARES/
                                          PRINCIPAL                            PRINCIPAL
                                            AMOUNT                               AMOUNT
                                           HELD AT                              HELD AT      VALUE AT                    REALIZED
                                          BEGINNING      GROSS       GROSS       END OF       END OF       INVESTMENT    CAPITAL
NAME OF ISSUER                            OF PERIOD    ADDITIONS  REDUCTIONS     PERIOD       PERIOD         INCOME    GAIN (LOSS)
--------------                           -----------  ----------  ----------  -----------  ------------    ----------  -----------
MUTUAL DISCOVERY FUND
NON-CONTROLLED AFFILIATES
CSM NV ................................    4,036,926      --          --        4,036,926  $ 47,095,059     $     --       $--
Dockwise Ltd. .........................   12,379,100      --          --       12,379,100    10,490,451           --        --
Farmer Brothers Co. ...................      904,637      --          --          904,637    16,102,539      104,033        --
FE Capital Holdings Ltd. ..............       29,212      --          --           29,212            --           --        --
IACNA Investor LLC ....................      402,771      --          --          402,771         4,028           --        --
Imagine Group Holdings Ltd. ...........    4,551,501      --          --        4,551,501    37,276,793           --        --
International Automotive Components
   Group Brazil LLC ...................    3,819,425      --          --        3,819,425            --(a)        --        --
International Automotive
Components Group Japan LLC ............      650,533      --          --          650,533       759,108           --        --
Kloeckner & Co. SE ....................    2,511,604      --          --        2,511,604    25,072,839           --        --
Marine Harvest ........................  178,709,281      --          --      178,709,281    56,326,554           --        --
                                                                                           ------------     --------       ---
   TOTAL AFFILIATED SECURITIES
      (1.67% of Net Assets) ...........                                                    $193,127,371     $104,033       $--
                                                                                           ============     ========       ===

(a)  As of March 31, 2009, no longer an affiliate.

                                          NUMBER OF                          NUMBER OF
                                           SHARES/                            SHARES/
                                          PRINCIPAL                          PRINCIPAL
                                            AMOUNT                             AMOUNT
                                           HELD AT                            HELD AT    VALUE AT                 REALIZED
                                          BEGINNING    GROSS       GROSS       END OF     END OF    INVESTMENT    CAPITAL
NAME OF ISSUER                            OF PERIOD  ADDITIONS  REDUCTIONS     PERIOD     PERIOD      INCOME    GAIN (LOSS)
--------------                           ----------  ---------  ----------  ----------  ----------  ----------  -----------
MUTUAL EUROPEAN FUND
CONTROLLED AFFILIATES(a)
Euro Wagon LP .........................  16,127,149      --         --      16,127,149  $6,439,052      $--         $--
                                                                                        ----------      ---         ---
   TOTAL AFFILIATED SECURITIES (0.43%
      of Net Assets) ..................                                                 $6,439,052      $--         $--
                                                                                        ==========      ===         ===

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.


                    68 | Quarterly Statements of Investments

Franklin Mutual Series Funds

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                                         NUMBER OF                         NUMBER OF
                                          SHARES/                           SHARES/
                                         PRINCIPAL                         PRINCIPAL
                                           AMOUNT                            AMOUNT
                                          HELD AT                           HELD AT    VALUE AT                 REALIZED
                                         BEGINNING    GROSS       GROSS      END OF     END OF    INVESTMENT    CAPITAL
NAME OF ISSUER                           OF PERIOD  ADDITIONS  REDUCTIONS    PERIOD     PERIOD      INCOME    GAIN (LOSS)
--------------                           ---------  ---------  ---------- ----------  ----------  ----------  -----------
MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
AB&T Financial Corp. ..................    226,100      --         --        226,100  $  893,095   $    --        $--
Atlantic Banc Holdings Inc. ...........    350,000      --         --        350,000   2,167,908        --         --
First Clover Leaf Financial Corp. .....    436,070      --         --        436,070   3,270,525    26,164         --
Protector Forsikring ASA ..............  4,479,410      --         --      4,479,410   2,797,051        --         --
                                                                                      ----------   -------        ---
   TOTAL AFFILIATED SECURITIES (2.22%
      of Net Assets) ..................                                               $9,128,579   $26,164        $--
                                                                                      ==========   =======        ===

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

Franklin Mutual Advisers, LLC (Franklin Mutual) serves as investment manager to certain special purpose entities that issue securities held by the Funds. Franklin Mutual is not compensated for such services and does not invest in or exercise control over such entities. As investment manager, Franklin Mutual is primarily responsible for recommending investments in unaffiliated issuers to be held by the special purpose entities. Securities issued by these special purpose entities are restricted under the Securities Act of 1933 and are deemed to be illiquid.

8. FAIR VALUE MEASUREMENTS

The Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                    Quarterly Statements of Investments | 69

Franklin Mutual Series Funds

8. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of March 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                                        LEVEL 1          LEVEL 2         LEVEL 3          TOTAL
                                                    --------------   --------------   ------------   ---------------
MUTUAL SHARES FUND
   ASSETS:
      Investments in Securities .................   $9,631,610,678   $1,420,326,567   $497,908,736   $11,549,845,981
      Other Financial Instruments(a) ............               --       48,209,331             --        48,209,331
   LIABILITIES:
      Securities Sold Short .....................      116,386,311               --             --       116,386,311
      Other Financial Instruments(a) ............               --       67,623,964             --        67,623,964
MUTUAL QUALIFIED FUND
   ASSETS:
      Investments in Securities .................   $3,449,194,527   $  507,683,167   $192,838,840   $ 4,149,716,534
      Other Financial Instruments(a) ............               --       17,938,571             --        17,938,571
   LIABILITIES:
      Options Written ...........................        4,454,972        9,982,173             --        14,437,145
      Securities Sold Short .....................       23,907,509               --             --        23,907,509
      Other Financial Instruments(a) ............               --       23,644,438             --        23,644,438
MUTUAL BEACON FUND
   ASSETS:
      Investments in Securities .................   $2,958,909,084   $  325,119,991   $257,306,629   $ 3,541,335,704
      Other Financial Instruments(a) ............               --       12,556,595             --        12,556,595
   LIABILITIES:
      Options Written ...........................          828,000               --             --           828,000
      Securities Sold Short .....................       68,640,510               --             --        68,640,510
      Other Financial Instruments(a) ............               --       15,253,591             --        15,253,591
MUTUAL DISCOVERY FUND
   ASSETS:
      Investments in Securities .................   $9,628,518,945   $1,761,618,159   $174,326,940   $11,564,464,044
      Other Financial Instruments(a) ............               --       63,034,581             --        63,034,581
   LIABILITIES:
      Options Written ...........................        9,320,725       82,970,578             --        92,291,303
      Securities Sold Short .....................       65,681,981               --             --        65,681,981
      Other Financial Instruments(a) ............               --       86,566,143             --        86,566,143
MUTUAL EUROPEAN FUND
   ASSETS:
      Investments in Securities .................   $1,454,101,815   $   56,835,706   $ 14,037,697   $ 1,524,975,218
      Other Financial Instruments(a) ............               --       13,285,294             --        13,285,294
   LIABILITIES:
      Options Written ...........................               --          498,136             --           498,136
      Other Financial Instruments(a) ............               --       42,037,152             --        42,037,152
MUTUAL FINANCIAL SERVICES FUND
   ASSETS:
      Investments in Securities .................   $  343,918,041   $   30,997,570   $ 33,155,179   $   408,070,790
      Other Financial Instruments(a) ............               --        2,621,149             --         2,621,149
   LIABILITIES:
      Securities Sold Short .....................        8,847,589               --             --         8,847,589
      Other Financial Instruments(a) ............               --        2,839,098             --         2,839,098

(a) Other financial instruments include net unrealized appreciation (depreciation) on forward exchange contracts, and unfunded loan commitments.


                    70 | Quarterly Statements of Investments

Franklin Mutual Series Funds

8. FAIR VALUE MEASUREMENTS (CONTINUED)

At March 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                               MUTUAL SHARES
                                                                    FUND
                                                               -------------
                                                                INVESTMENTS
                                                               IN SECURITIES
                                                               -------------
Beginning Balance - January 1, 2009 .........................   $445,944,511
                                                                ------------
   Net realized gain (loss) .................................             --
   Net change in unrealized appreciation (depreciation) .....     12,051,458
   Net purchases (sales) ....................................     34,420,632
   Transfers in and/or out of Level 3 .......................      5,492,135
                                                                ------------
Ending Balance ..............................................   $497,908,736
                                                                ============
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .......   $ 12,051,458
                                                                ============

                                                               MUTUAL QUALIFIED
                                                                     FUND
                                                               ----------------
                                                                  INVESTMENTS
                                                                 IN SECURITIES
                                                               ----------------
Beginning Balance - January 1, 2009 .........................    $197,307,849
                                                                 ------------
      Net realized gain (loss) ..............................              --
      Net change in unrealized appreciation (depreciation) ..      (4,412,557)
      Net purchases (sales) .................................      (1,920,635)
   Transfers in and/or out of Level 3 .......................       1,864,183
                                                                 ------------
Ending Balance ..............................................    $192,838,840
                                                                 ============
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .......    $ (4,410,697)
                                                                 ============

                                                               MUTUAL BEACON
                                                                    FUND
                                                               -------------
                                                                INVESTMENTS
                                                               IN SECURITIES
                                                               -------------
Beginning Balance - January 1, 2009 .........................   $230,079,022
                                                                ------------
   Net realized gain (loss) .................................             --
   Net change in unrealized appreciation (depreciation) .....     11,460,346
   Net purchases (sales) ....................................     13,265,771
   Transfers in and/or out of Level 3 .......................      2,501,490
                                                                ------------
Ending Balance ..............................................   $257,306,629
                                                                ============
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .......   $ 11,460,346
                                                                ============


                    Quarterly Statements of Investments | 71

Franklin Mutual Series Funds

8. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                               MUTUAL DISCOVERY
                                                                     FUND
                                                               ----------------
                                                                  INVESTMENTS
                                                                 IN SECURITIES
                                                               ----------------
Beginning Balance - January 1, 2009 .........................    $195,322,788
                                                                 ------------
   Net realized gain (loss) .................................              --
   Net change in unrealized appreciation (depreciation) .....     (17,841,638)
   Net purchases (sales) ....................................      (5,626,783)
   Transfers in and/or out of Level 3 .......................       2,472,573
                                                                 ------------
Ending Balance ..............................................    $174,326,940
                                                                 ============
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .......    $(17,835,376)
                                                                 ============

                                                               MUTUAL EUROPEAN
                                                                     FUND
                                                               ---------------
                                                                 INVESTMENTS
                                                                IN SECURITIES
                                                               ---------------
Beginning Balance - January 1, 2009 .........................    $13,902,609
                                                                 -----------
   Net realized gain (loss) .................................             --
   Net change in unrealized appreciation (depreciation) .....     (4,154,912)
   Net purchases (sales) ....................................             --
   Transfers in and/or out of Level 3 .......................      4,290,000
                                                                 -----------
Ending Balance ..............................................    $14,037,697
                                                                 ===========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .......    $(4,154,912)
                                                                 ===========

                                                               MUTUAL FINANCIAL
                                                                 SERVICES FUND
                                                               ----------------
                                                                  INVESTMENTS
                                                                 IN SECURITIES
                                                               ----------------
Beginning Balance - January 1, 2009..........................    $37,537,907
                                                                 -----------
   Net realized gain (loss) .................................             --
   Net change in unrealized appreciation (depreciation)......     (5,097,745)
   Net purchases (sales).....................................        715,017
   Transfers in and/or out of Level 3 .......................             --
                                                                 -----------
Ending Balance                                                   $33,155,179
                                                                 ===========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period            $(5,097,745)
                                                                 ===========


                    72 | Quarterly Statements of Investments

Franklin Mutual Series Funds

9. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Funds are currently evaluating the impact, if any, of applying FSP FAS 157-4.

10. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Funds' independent pricing services and the Funds' net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds purchase or write option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.


                    Quarterly Statements of Investments | 73

FRANKLIN MUTUAL SERIES FUNDS

ABBREVIATIONS

CURRENCY

EUR  - Euro
GBP  - British Pound
HKD  - Hong Kong Dollar
JPY  - Japanese Yen

SELECTED PORTFOLIO

ADR  - American Depository Receipt
DIP  - Debtor-In-Possession
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
L/C  - Letter of Credit
PIK  - Payment-In-Kind
REIT - Real Estate Investment Trust

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    74 | Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be dislosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Mutual Series Funds




By /s/LAURA F. FERGERSON
  ----------------------------------------
     Laura F. Fergerson
     Chief Executive Officer - Finance and
     Administration
     Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/LAURA F. FERGERSON
  ----------------------------------------
     Laura F. Fergerson
     Chief Executive Officer - Finance and
     Administration
     Date  May 27, 2009




By /s/MATTHEW T. HINKLE
 -----------------------------------------
     Matthew T. Hinkle
     Chief Financial Officer and
     Chief Accounting Officer
     Date May 27, 2009